     As filed with the Securities and Exchange Commission on February 23, 1996
                                           1933 Act Registration No. 2-85229
                                           1940 Act Registration No. 811-3802

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [__X__]

                  Pre-Effective Amendment No.    [____]       [_____]

                  Post-Effective Amendment No.   [_21_]       [__X__]

                                       and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [__X__]

                  Amendment No.                  [__22_]      [__X__]

                           (Check appropriate box or boxes)

                           NEUBERGER & BERMAN INCOME FUNDS
               (Exact Name of the Registrant as Specified in Charter)
                                   605 Third Avenue
                            New York, New York 10158-0180
                      (Address of Principal Executive Offices)
         Registrant's Telephone Number, including area code: (212) 476-8800

                             Theresa A. Havell, President
                           Neuberger & Berman Income Funds
                             605 Third Avenue, 2nd Floor
                           New York, New York  10158-0180

                               Arthur C. Delibert, Esq.
                             Kirkpatrick & Lockhart LLP
                           1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036-1800
                     (Names and Addresses of agents for service)

     Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b)
     __X__  on February 27, 1996, pursuant to paragraph (b)
     _____  60 days after filing pursuant to paragraph (a)(1)
     _____  on __________ pursuant to paragraph (a)(1)
     _____  75 days after filing pursuant to paragraph (a)(2)
     _____  on __________ pursuant to paragraph (a)(2)

           Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the notice required by such Rule for its 1995 fiscal year on November 15, 1995.

           Neuberger & Berman Income Funds is a "master/feeder fund." This Post-Effective Amendment No. 21 includes a signature page for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.

                                           Page ______ of ______
                                                Exhibit Index
                                                Begins on Page _______

                           NEUBERGER & BERMAN INCOME FUNDS

               CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 21 ON FORM N-1A

           This Post-Effective Amendment consists of the following papers and documents.

     Cover Sheet

     Contents of Post-Effective Amendment No. 21 on Form N-1A

     Cross Reference Sheet

     Neuberger & Berman Government Money Fund
     Neuberger & Berman Cash Reserves
     Neuberger & Berman Ultra Short Bond Fund
     Neuberger & Berman Limited Maturity Bond Fund
     Neuberger & Berman Municipal Money Fund
     Neuberger & Berman Municipal Securities Trust
     Neuberger & Berman New York Insured Intermediate Fund
     -----------------------------------------------------

           Part A - Prospectus

     Neuberger & Berman Government Money Fund
     Neuberger & Berman Cash Reserves
     Neuberger & Berman Ultra Short Bond Fund
     Neuberger & Berman Limited Maturity Bond Fund
     ---------------------------------------------

           Part B - Statement of Additional Information

     Neuberger & Berman Municipal Money Fund
     Neuberger & Berman Municipal Securities Trust
     Neuberger & Berman New York Insured Intermediate Fund
     -----------------------------------------------------

           Part B - Statement of Additional Information

           Part C - Other Information

     Signature Pages

     Exhibits

                           NEUBERGER & BERMAN INCOME FUNDS
                    POST-EFFECTIVE AMENDMENT NO. 21 ON FORM N-1A


                                Cross Reference Sheets

     This cross reference sheet relates to the Prospectus for Neuberger & Berman Cash Reserves, Neuberger & Berman Government Money Fund, Neuberger & Berman Limited Maturity Bond Fund, Neuberger & Berman Ultra Short Bond Fund, Neuberger & Berman Municipal Money Fund, Neuberger & Berman
     Municipal Securities Trust, and Neuberger & Berman New York Insured Intermediate Fund.

                   Form N-1A Item No.          Caption in Part A Prospectus
                   ------------------          -----------------------------


       Item 1.     Cover Page                  Front Cover Page

       Item 2.     Synopsis                    Expense Information; Summary

       Item 3.     Condensed Financial         Financial Highlights; Performance
                   Information                 Information

       Item 4.     General Description of      Investment Programs; Description of
                   Registrant                  Investments; Special Information
                                               Regarding Organization, Capitalization
                                               and Other Matters

       Item 5.     Management of the Fund      Management and Administration; Back
                                               Cover Page

       Item 6.     Capital Stock and Other     Front Cover Page; Dividends, Other
                   Securities                  Distributions, and Taxes; Special
                                               Information Regarding Organization,
                                               Capitalization, and Other Matters

       Item 7.     Purchase of Securities      How to Buy Shares; Additional
                   Being Offered               Information on Telephone Transactions;
                                               Shareholder
                                               Services; Share Prices and Net Asset
                                               Value; Management and Administration

       Item 8.     Redemption or Repurchase    How to Sell Shares; Additional
                                               Information on Telephone Transactions;
                                               Shareholder Services; Share Prices and
                                               Net Asset Value

       Item 9.     Pending Legal               Not Applicable
                   Proceedings

     This  cross  reference   sheet  relates  to  the  Statement  of  Additional
     Information for Neuberger & Berman Cash Reserves, Neuberger & Berman Government Money Fund, Neuberger & Berman Limited Maturity Bond Fund, and Neuberger & Berman Ultra Short Bond Fund.

                                                    Caption in Part B
                     Form N-1A Item No.             Statement of Additional Information
                     ------------------             -----------------------------------


       Item 10.      Cover page                     Cover Page

       Item 11.      Table of Contents              Table of Contents

       Item 12.      General Information and        Not Applicable
                     History

       Item 13.      Investment Objectives and      Investment Information; Certain
                     Policies                       Risk Considerations

       Item 14.      Management of the Fund         Trustees And Officers

       Item 15.      Control Persons and            Control Persons And Principal
                     Principal Holders of           Holders of Securities
                     Securities

       Item 16.      Investment Advisory and        Investment Management and
                     Other Services                 Administration Services; Trustees
                                                    And Officers; Distribution
                                                    Arrangements; Reports To
                                                    Shareholders; Custodian And
                                                    Transfer Agent; Independent
                                                    Auditors

       Item 17.      Brokerage Allocation           Portfolio Transactions

       Item 18.      Capital Stock and Other        Investment Information; Additional
                     Securities                     Redemption Information; Dividends
                                                    and Other Distributions

       Item 19.      Purchase, Redemption and       Valuation of Portfolio Securities;
                     Pricing of Securities Being    Additional Purchase Information;
                     Offered                        Additional Exchange Information;
                                                    Additional Redemption Information;
                                                    Distribution Arrangements

       Item 20.      Tax Status                     Dividends and Other Distributions;
                                                    Additional Tax Information






       Item 21.      Underwriters                   Investment Management and
                                                    Administration Services;
                                                    Distribution Arrangements

       Item 22.      Calculation of Performance     Performance Information
                     Data

       Item 23.      Financial Statements           Financial Statements



     This cross reference sheet relates to the Statement of Additional Information for Neuberger & Berman Municipal Money Fund, Neuberger & Berman Municipal Securities Trust, and Neuberger & Berman New York Insured Intermediate Fund.

                                                      Caption in Part B
                     Form N-1A Item No.               Statement of Additional Information
                     ------------------               -----------------------------------


       Item 10.      Cover page                       Cover Page

       Item 11.      Table of Contents                Table of Contents

       Item 12.      General Information and          Not applicable
                     History

       Item 13.      Investment Objectives and        Investment Information; Certain Risk
                     Policies                         Considerations

       Item 14.      Management of the Fund           Trustees And Officers

       Item 15.      Control Persons and Principal    Control Persons And Principal Holders
                     Holders of Securities            of Securities

       Item 16.      Investment Advisory and Other    Investment Management and
                     Services                         Administration Services; Trustees And
                                                      Officers; Distribution Arrangements;
                                                      Reports To Shareholders; Custodian
                                                      And Transfer Agent; Independent
                                                      Auditors

       Item 17.      Brokerage Allocation             Portfolio Transactions

       Item 18.      Capital Stock and Other          Investment Information; Additional
                     Securities                       Redemption Information; Dividends and
                                                      Other Distributions

       Item 19.      Purchase, Redemption and         Valuation of Portfolio Securities
                     Pricing of Securities Being      (Municipal Money Portfolio);
                     Offered                          Additional Purchase Information;
                                                      Additional Exchange Information;
                                                      Additional Redemption Information;
                                                      Distribution Arrangements

       Item 20.      Tax Status                       Dividends and Other Distributions;
                                                      Additional Tax Information

       Item 21.      Underwriters                     Investment Management and
                                                      Administration Services; Distribution
                                                      Arrangements






       Item 22.      Calculation of Performance       Performance Information
                     Data

       Item 23.      Financial Statements             Financial Statements


                                       Part C

          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment.

           Neuberger&Berman
     INCOME FUNDS

           No-Load Income Funds
     __________________________________________________________________________

                        Neuberger&Berman GOVERNMENT MONEY FUND

                            Neuberger&Berman CASH RESERVES

                        Neuberger&Berman ULTRA SHORT BOND FUND

                     Neuberger&Berman LIMITED MATURITY BOND FUND

                        Neuberger&Berman MUNICIPAL MONEY FUND

                     Neuberger&Berman MUNICIPAL SECURITIES TRUST

                 Neuberger&Berman NEW YORK INSURED INTERMEDIATE FUND

                 INITIAL PURCHASE $2,000 MINIMUM   Call 800-877-9700

                    Automatic Investing - $100 Minimum Per Month
     __________________________________________________________________________


           EACH OF THE ABOVE-NAMED FUNDS (A "FUND") INVESTS ALL OF ITS NET INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO (A "PORTFOLIO") OF INCOME MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT
     COMPANY MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT"). EACH PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF ITS CORRESPONDING FUND. THE INVESTMENT PERFORMANCE OF EACH FUND DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF ITS CORRESPONDING PORTFOLIO. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SUMMARY" ON PAGE 3 AND "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 23.


           The Funds are no-load mutual funds, so you pay no sales commissions or other charges when you buy or redeem shares. The Funds do not pay "12b-1 fees" to promote or distribute their shares. The Funds declare income dividends daily and pay them monthly.


           Please read this Prospectus before investing in any of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. Statements of Additional Information ("SAIs"), one about the municipal Funds and Portfolios and one about the taxable Funds and Portfolios, dated March 1,

     1996, are on file with the Securities and Exchange Commission. The SAIs are incorporated herein by reference (so they are legally considered a part of this Prospectus). You can obtain a free copy of either SAI by calling N&B Management at 800-877-9700. AN INVESTMENT IN THE FUNDS, AS IN ANY MUTUAL FUND, IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH NEUBERGER&BERMAN GOVERNMENT MONEY FUND, NEUBERGER&BERMAN CASH RESERVES, AND NEUBERGER&BERMAN MUNICIPAL MONEY FUND SEEK TO MAINTAIN NET ASSET VALUES OF $1.00 PER SHARE, THERE IS NO ASSURANCE THEY WILL BE ABLE TO DO SO. PROSPECTUS DATED MARCH 1, 1996


           Shares of Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund are registered for sale only to investors in New York and Florida. This Fund is not being offered for sale to investors in any other state.


           MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     TABLE OF CONTENTS

     SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
           The Funds and Portfolios  . . . . . . . . . . . . . . . . . . .     3
           Risk Factors  . . . . . . . . . . . . . . . . . . . . . . . . .     4
           Management    . . . . . . . . . . . . . . . . . . . . . . . . .     5

     EXPENSE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .     5
           Shareholder Transaction Expenses for Each Fund  . . . . . . . .     5
           Annual Fund Operating Expenses  . . . . . . . . . . . . . . . .     5
           Example   . . . . . . . . . . . . . . . . . . . . . . . . . . .     6

     FINANCIAL HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . .     7
           Government Money Fund     . . . . . . . . . . . . . . . . . . .     8
           Cash Reserves     . . . . . . . . . . . . . . . . . . . . . . .     9
           Ultra Short Bond Fund   . . . . . . . . . . . . . . . . . . . .    10
           Limited Maturity Bond Fund    . . . . . . . . . . . . . . . . .    11
           Municipal Money Fund  . . . . . . . . . . . . . . . . . . . . .    12
           Municipal Securities Trust  . . . . . . . . . . . . . . . . . .    13
           New York Insured Intermediate Fund  . . . . . . . . . . . . . .    14

     INVESTMENT PROGRAMS . . . . . . . . . . . . . . . . . . . . . . . . .    18
           Money Market Portfolios   . . . . . . . . . . . . . . . . . . .    18
           Bond Portfolios   . . . . . . . . . . . . . . . . . . . . . . .    18
           Municipal Portfolios  . . . . . . . . . . . . . . . . . . . . .    19
           Short-Term Trading; Portfolio Turnover  . . . . . . . . . . . .    21
           Ratings of Securities     . . . . . . . . . . . . . . . . . . .    21
           Borrowings    . . . . . . . . . . . . . . . . . . . . . . . . .    21
           Other Investments   . . . . . . . . . . . . . . . . . . . . . .    21

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    22
           Yield   . . . . . . . . . . . . . . . . . . . . . . . . . . . .    22
           Total Return  . . . . . . . . . . . . . . . . . . . . . . . . .    22
           Tax-Equivalent Yield  . . . . . . . . . . . . . . . . . . . . .    22
           Yield and Total Return Information  . . . . . . . . . . . . . .    23

     SPECIAL  INFORMATION  REGARDING  ORGANIZATION,  CAPITALIZATION,  AND  OTHER
     MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
           The Funds   . . . . . . . . . . . . . . . . . . . . . . . . . .    23
           The Portfolios  . . . . . . . . . . . . . . . . . . . . . . . .    24

           HOW TO BUY SHARES   . . . . . . . . . . . . . . . . . . . . . .    25
           By Mail   . . . . . . . . . . . . . . . . . . . . . . . . . . .    25
           By Wire   . . . . . . . . . . . . . . . . . . . . . . . . . . .    25
           By Telephone  . . . . . . . . . . . . . . . . . . . . . . . . .    25
           By Exchanging Shares  . . . . . . . . . . . . . . . . . . . . .    26
           Other Information   . . . . . . . . . . . . . . . . . . . . . .    26

     HOW TO SELL SHARES  . . . . . . . . . . . . . . . . . . . . . . . . .    26
           By Mail or Facsimile Transmission (Fax)   . . . . . . . . . . .    27
           By Telephone  . . . . . . . . . . . . . . . . . . . . . . . . .    27

           By Check  . . . . . . . . . . . . . . . . . . . . . . . . . . .    27
           Other Information   . . . . . . . . . . . . . . . . . . . . . .    28

     ADDITIONAL INFORMATION ON TELEPHONE TRANSACTIONS  . . . . . . . . . .    28

     SHAREHOLDER SERVICES  . . . . . . . . . . . . . . . . . . . . . . . .    28
           Automatic Investing and Dollar Cost Averaging   . . . . . . . .    28
           Exchange Privilege  . . . . . . . . . . . . . . . . . . . . . .    29
           Systematic Withdrawal Plans   . . . . . . . . . . . . . . . . .    29
           Retirement Plans  . . . . . . . . . . . . . . . . . . . . . . .    30

     SHARE PRICES AND NET ASSET VALUE  . . . . . . . . . . . . . . . . . .    30

     DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES . . . . . . . . . . . . . .    30
           Distribution Options  . . . . . . . . . . . . . . . . . . . . .    30
                  Taxes  . . . . . . . . . . . . . . . . . . . . . . . . .    31

     MANAGEMENT AND ADMINISTRATION . . . . . . . . . . . . . . . . . . . .    32
           Trustees and Officers   . . . . . . . . . . . . . . . . . . . .    32
           Investment  Manager,  Administrator,  Distributor,   and  Sub-
           Adviser     . . . . . . . . . . . . . . . . . . . . . . . . . .    32
           Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . .    33
           Transfer and Shareholder Servicing Arrangements   . . . . . . .    34

     DESCRIPTION OF INVESTMENTS  . . . . . . . . . . . . . . . . . . . . .    34

     USE OF JOINT PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION  . .    38

     OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .    40
           Directory   . . . . . . . . . . . . . . . . . . . . . . . . . .    40
           Funds Eligible for Exchange   . . . . . . . . . . . . . . . . .    40

     SUMMARY

           The Funds and Portfolios
     _________________________________________________________________________

           Each Fund is a series of Neuberger&Berman Income Funds (the "Trust") and invests in a corresponding Portfolio that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because each Fund "feeds" shareholders' investments into its corresponding Portfolio, a "master" fund. The structure looks like this:


           --------------------------------------
                        Shareholders
           --------------------------------------
                             /   BUY SHARES IN
           --------------------------------------
                           Funds
           --------------------------------------
                             /   INVEST IN
           --------------------------------------
                        Portfolios
           --------------------------------------
                             /   INVEST IN
           --------------------------------------
             Debt Securities & Other Securities
           --------------------------------------


           The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page 23.


           In this Prospectus, you will find information about three different basic types of income mutual funds -- money market funds, bond funds, and municipal funds.


           The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in a variety of Funds to fit your particular investment needs. Please see "Investment Programs" on page 18. Of course, there can be no assurance that a Fund will meet its investment objective.



       Neuberger&Berman Income                                     Principal Portfolio
       Funds                        Investment Objective           Investments                    Comparative Information
       ------------------------     --------------------           --------------------           -----------------------

       MONEY MARKET FUNDS

       Government Money             Maximum safety and liquidity   U.S. Treasury obligations      Seeks to maintain a
                                    and the highest available      and other money market         constant share price of
                                    current income                 instruments backed by the      $1.00; dollar-weighted
                                                                   full faith and credit of       average portfolio maturity
                                                                   the United States              of up to 90 days
       Cash Reserves                Highest current income         High-quality money market      Seeks to maintain a
                                    consistent with safety and     instruments of government      constant share price of
                                    liquidity                      and non-government issuers     $1.00; dollar-weighted
                                                                                                  average portfolio maturity
                                                                                                  of up to 90 days

       BOND FUNDS

       Ultra Short                  Higher total return than is    High-quality money market      Lower expected price
                                    available from money market    instruments and short-term     fluctuation of Neuberger&
                                    funds, with minimal risk to    debt securities of             Berman bond funds; dollar-
                                    principal and liquidity        government and non-            weighted average portfolio
                                                                   government issuers             maturity of up to two years
       Limited Maturity             Highest current income         Short- to intermediate-term    More potential price
                                    consistent with low risk to    debt securities of at least    fluctuation; dollar-
                                    principal and liquidity;       investment grade               weighted average portfolio
                                    and, secondarily, total                                       maturity of up to five
                                    return                                                        years

       MUNICIPAL FUNDS

       Municipal Money              Maximum current tax-exempt     High-quality, short-term       Seeks to maintain a
                                    income consistent with         municipal securities           constant share price of
                                    safety and liquidity                                          $1.00; dollar-weighted
                                                                                                  average portfolio maturity
                                                                                                  of up to 90 days
       Municipal Securities         High current tax-exempt        Municipal securities rated     More potential price
                                    income with low risk to        A or better                    fluctuation; dollar-
                                    principal, limited price                                      weighted average portfolio
                                    fluctuation, and liquidity                                    maturity of up to 12 years
                                    and, secondarily, total
                                    return





                                        - 2 -







       Neuberger&Berman Income                                     Principal Portfolio
       Funds                        Investment Objective           Investments                    Comparative Information
       ------------------------     --------------------           --------------------           -----------------------
       New York Insured             High level of current income   At least 65% of total          Dollar-weighted average
       Intermediate                 exempt from federal income     assets normally invested in    portfolio maturity of up to
                                    tax and New York State and     New York Municipal             10 years
                                    New York City personal         Securities having the
                                    income taxes, consistent       highest ratings (Aaa/AAA)
                                    with preservation of capital   at the time of purchase,
                                                                   whose interest and
                                                                   principal payments are
                                                                   guaranteed by private
                                                                   insurance companies; the
                                                                   remainder may be invested
                                                                   in uninsured New York
                                                                   Municipal Securities of
                                                                   investment grade and
                                                                   certain other instruments

           Risk Factors

           An investment in any Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. The Portfolios invest in fixed income securities, which are likely to decline in value in times of rising market interest rates and to rise in value in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. Special risk factors apply to investments, which may be made by certain Portfolios, in foreign securities, residual interest bonds, municipal leases, options and futures contracts, zero coupon bonds, and swap agreements. The value and yield of New York Municipal Securities in which Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio invests are subject to a variety of factors, including political and economic conditions in New York State. Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio may at times have to rely on the private companies that insure municipal securities for payment of principal and interest on a particular security. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 18 and "Description of Investments" on page 34.


     Management

           N&B Management, with the assistance of Neuberger&Berman, L.P. ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 32. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds[SERVICEMARK], see "How to Buy Shares" on page 25, "How to Sell Shares" on page 26, and "Shareholder Services Exchange Privilege" on page 29.


     EXPENSE INFORMATION

           This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.


           Shareholder Transaction Expenses for Each Fund

           As shown by this table, you pay no transaction charges when you buy or sell Fund shares.

                  Sales Charge Imposed on Purchases                 NONE
                  Sales Charge Imposed on Reinvested Dividends      NONE
                  Deferred Sales Charges                            NONE
                  Redemption Fees                                   NONE
                  Exchange Fees                                     NONE

           If you want to redeem shares by wire transfer, the Funds' transfer agent charges a fee (currently $8.00) for each wire redemption. Shareholders who have one or more accounts in the Neuberger&Berman Funds[SERVICEMARK] aggregating $250,000 or more in value are not charged for wire redemptions; the $8.00 fee is borne by N&B Management.


           Annual Fund Operating Expenses
           (as a percentage of average daily net assets)


           The following table shows annual Total Operating Expenses for each Fund, which are paid out of the assets of the Funds and which include each Fund's pro rata portion of the Operating Expenses of its corresponding Portfolio. These expenses are borne indirectly by Fund shareholders. Each Fund pays N&B Management an administration fee based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee, based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. Therefore, the
     table  combines   management  and  administration   fees.  The  Funds   and
     Portfolios also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Funds' expenses are factored into their share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAIs.



                                      Management and
       Neuberger&Berman Income        Administration       12b-1          Other       Total Operating
       Funds                               Fees             Fees        Expenses          Expenses


       GOVERNMENT MONEY                    0.52%           None           0.13%             0.65%

       CASH RESERVES                       0.49%*          None           0.16%             0.65%*

       ULTRA SHORT                         0.30%*          None           0.35%             0.65%*

       LIMITED MATURITY                    0.51%*          None           0.19%             0.70%*

       MUNICIPAL MONEY                     0.52%           None           0.19%             0.71%

       MUNICIPAL SECURITIES                0.19%*          None           0.46%             0.65%*

       NEW YORK INSURED                    0.00%*          None          0.65%*             0.65%*
       INTERMEDIATE

     *(Reflects N&B Management's expense reimbursement undertaking described below)


           Total Operating Expenses for each Fund are annualized projections based upon current administration fees for the Fund and management fees for its corresponding Portfolio with "Other Expenses" based on each Fund's and Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by its corresponding Portfolio. The trustees of the Trust also believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolios may differ from those of the Funds.


           The previous table reflects N&B Management's voluntary undertaking to reimburse CASH RESERVES, ULTRA SHORT, LIMITED MATURITY, MUNICIPAL SECURITIES and NEW YORK INSURED INTERMEDIATE for each Fund's Operating Expenses and that Fund's pro rata share of its corresponding Portfolio's Operating Expenses which, in the aggregate, exceed 0.65% per annum (0.70% for LIMITED MATURITY) of the Fund's average daily net assets. Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice. Absent the reimbursement, Management and Administration Fees would be 0.52%, 0.52%, 0.52%, 0.52%, and 0.52%, and Total Operating Expenses would be 0.68%, 0.87%, 0.71%, 0.98%, and 1.68% per annum of the average daily net assets of CASH RESERVES, ULTRA SHORT, LIMITED MATURITY, MUNICIPAL SECURITIES, and NEW YORK INSURED INTERMEDIATE, respectively, based upon the expenses of each Fund for its 1995 fiscal year. Absent the reimbursement, Other Expenses would be 1.16% per annum of the average daily net assets of NEW YORK INSURED INTERMEDIATE.


           For   more  information  about   the  current  expense  reimbursement
     undertakings, see "Expenses" on page 33.

     Example

           To illustrate the effect of Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:


       Neuberger&Berman
       Income Funds           1 Year      3 Years   5 Years      10 Years

       GOVERNMENT MONEY           $7        $21         $36         $81

       CASH RESERVES              $7        $21         $36         $81

       ULTRA SHORT                $7        $21         $36         $81

       LIMITED MATURITY           $7        $22         $39         $87

       MUNICIPAL MONEY            $7        $23         $40         $88

       MUNICIPAL SECURITIES       $7        $21         $36         $81

       NEW YORK INSURED           $7        $21         $36         $81
       INTERMEDIATE

           The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. THE INFORMATION IN THE TABLE SHOULD NOT BE CONSIDERED A
     REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.


     FINANCIAL HIGHLIGHTS

           Selected Per Share Data and Ratios

           The financial information in the following tables is for each Fund as of October 31, 1995, and includes data related to each Fund before it was converted into a series of the Trust on July 2, 1993 (except Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund, which commenced operations on February 1, 1994). This information has been audited by the Funds' independent auditors. You may obtain, at no cost, further information about the performance of the Funds in their annual reports to shareholders. The annual reports contain the auditors' reports. Please call 800-877-9700 for a free copy and for up-to-date information. Also, see "Performance Information."

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman


           Government Money Fund
     -------------------------------------------------------------------------
           The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                          Year Ended October 31,


                                      1995(1)    1994(1)    1993(1)      1992       1991      1990
                                      ------     ------     ------       ----       ----      ----


       Net Asset Value, Beginning    $1.0000    $1.0000    $1.0000     $1.0003    $1.0000   $ .9997
       of Year

       Income From Investment
       Operations

         Net Investment Income       .0499      .0302      .0248       .0354      .0567     .0718

         Net Gains or Losses on      --         --         --          --         .0003     .0003
         Securities

             Total From Investment   .0499      .0302      .0248       .0354      .0570     .0721
             Operations

       Less Distributions

         Dividends (from net         (.0499)    (.0302)    (.0248)     (.0354)    (.0567)   (.0718)
         investment income)

         Distributions (from         --         --         --          (.0003)    --        --
         capital gains)

             Total Distributions     (.0499)    (.0302)    (.0248)     (.0357)    (.0567)   (.0718)

       Net Asset Value, End of       $1.0000    $1.0000    $1.0000     $1.0000    $1.0003   $1.0000
       Year

       Total Return*                 +5.10%     +3.07%     +2.51%      +3.62%     +5.82%    +7.42%

       Ratios/Supplemental Data


                                        - 8 -






                                                          Year Ended October 31,


                                      1995(1)    1994(1)    1993(1)      1992       1991      1990
                                      ------     ------     ------       ----       ----      ----

         Net Assets, End of Year     $308.3     $251.5     $277.2      $301.1     $246.5    $234.6
         (in millions)

         Ratio of Expenses to        .65%       .72%       .70%        .66%       .68%      .74%
         Average Net Assets

         Ratio of Net Income to      5.00%      3.00%      2.48%       3.50%      5.66%     7.19%
         Average Net Assets

     See Notes to Financial Highlights


                                                 Year Ended October 31,


                                        1989        1988        1987       1986(2)
                                        ----        ----        ----        ------


       Net Asset Value, Beginning      $1.0000    $1.0002     $1.0002     $1.0003
       of Year

       Income From Investment
       Operations

         Net Investment Income           .0758      .0579       .0504       .0597

         Net Gains or Losses on         (.0002)   --            .0002       .0002
         Securities

             Total From Investment       .0756      .0579       .0506       .0599
             Operations

       Less Distributions

         Dividends (from net            (.0758)    (.0579)     (.0504)     (.0597)
         investment income)

         Distributions (from            (.0001)    (.0002)     (.0002)     (.0003)
         capital gains)

             Total Distributions        (.0759)    (.0581)     (.0506)     (.0600)




                                        - 9 -






                                                 Year Ended October 31,


                                        1989        1988        1987       1986(2)
                                        ----        ----        ----        ------

       Net Asset Value, End of          $.9997    $1.0000     $1.0002     $1.0002
       Year

       Total Return*                   +7.86%     +5.97%      +5.18%      +6.17%

       Ratios/Supplemental Data

         Net Assets, End of Year     $184.3     $173.2      $266.4      $156.1
         (in millions)

         Ratio of Expenses to            .87%       .79%(5)     .75%(5)     .75%(5)
         Average Net Assets

         Ratio of Net Income to         7.55%      5.73%(5)    5.11%(5)    5.80%(5)
         Average Net Assets

     See Notes to Financial Highlights


     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

           Cash Reserves
     -------------------------------------------------------------------------

           The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.















                                        - 10 -






                                                                                                                Period from
                                                                                                                April 12,
                                                              Year Ended October 31,                            1988(3) to
                                    ______________________________________________________________________      October 31,

                                    1995(1)    1994(1)    1993(1)    1992      1991       1990        1989         1988
                                    ------     ------     ------     ----      ----       ----        ----         ----


       Net Asset Value, Beginning   $1.0000    $1.0001    $1.0001    $1.0000   $1.0000    $1.0001     $1.0000     $1.0000
       of Year

       Income From Investment
       Operations

         Net Investment Income      .0529      .0327      .0263      .0363     .0600      .0766       .0866         .0401

         Net Gains or Losses on     --         --         .0002      .0002     --         --          .0001           --
         Securities

             Total From             .0529      .0327      .0265      .0365     .0600      .0766       .0867         .0401
             Investment
             Operations

       Less Distributions

         Dividends (from net        (0.529)    (.0327)    (.0263)    (.0363)   (.0600)    (.0766)     (.0866)      (.0401)
         investment income)

         Distributions (from        --         (.0001)    (.0002)    (.0001)   --         (.0001)     --              --
         capital gains)

             Total Distributions    (0.529)    (.0328)    (.0265)    (.0364)   (.0600)    (.0767)     (.0866)      (.0401)

       Net Asset Value, End of      $1.0000    $1.0000    $1.0001    $1.0001   $1.0000    $1.0000     $1.0001     $1.0000
       Year

       Total Return*                +5.42%     +3.33%     +2.68%     +3.69%    +6.17%     +7.94%      +9.01%      +4.08%(4)

       Ratios/Supplemental Data

         Net Assets, End of Year    $408.9     $311.9     $273.1     $261.7    $278.9     $278.2      $267.1        $140.9
         (in millions)

         Ratio of Expenses to       .65%       .65%       .65%       .65%      .65%       .65%        .65%          .60%(6)
         Average Net Assets(5)
         Ratio of Net Income to     5.30%      3.31%      2.63%      3.63%     6.00%      7.66%       8.70%          7.54%(6)
         Average Net Assets(5)


     See Notes to Financial Highlights



     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

           Ultra Short Bond Fund
     -------------------------------------------------------------------------

           The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                   Year Ended October 31,
                                                          -------------------------------------------------------------------
                                                          -----

                                                          1995(1)    1994(1)    1993(1)   1992      1991     1990      1989
                                                          -------    -------    -------   ----      ----     ----      ----


       Net Asset Value, Beginning of Year                 $9.47      $9.64      $9.70     $9.83     $9.79    $9.83     $9.87

       Income From Investment Operations

         Net Investment Income                            .52        .35        .40       .56       .68      .79       .89

         Net Gains or Losses on Securities                .06        (.17)      (.06)     (.13)     .04      (.04)     (.04)
         (both realized and unrealized)

             Total From Investment Operations             .58        .18        .34       .43       .72      .75       .85

       Less Distributions

         Dividends (from net investment income)           (.52)      (.35)      (.40)     (.56)     (.68)    (.79)     (.89)

       Net Asset Value, End of Year                       $9.53      $9.47      $9.64     $9.70     $9.83    $9.79     $9.83

       Total Return*                                      +6.26%     +1.96%     +3.53%    +4.44%    +7.64%   +7.98%    +9.05%

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)            $100.5     $101.1     $104.4    $103.3    $97.9    $85.8     $103.3

         Ratio of Expenses to Average Net Assets(5)       .65%       .65%       .65%      .65%      .65%     .65%      .65%

         Ratio of Net Income to Average Net Assets(5)     5.44%      3.72%      4.09%     5.70%     6.97%    8.14%     9.06%


                                        - 12 -






         Portfolio Turnover Rate(7)                       --         --         115%      66%       89%      120%      85%


     See Notes to Financial Highlights

                                                                                        Period from
                                                        Period from                       Nov. 7,
                                                       March 1, 1988     Year Ended      1986(3) to
                                                        to Oct. 31,       Feb. 29,        Feb. 28,
                                                       -------------    -----------    -------------


                                                            1988            1988            1987
                                                            ----            ----            ----

       Net Asset Value, Beginning of Year                   $9.93          $9.98            $9.99

       Income From Investment Operations

         Net Investment Income                                .47            .66              .18

         Net Gains or Losses on Securities                   (.06)          (.05)            (.01)
         (both realized and unrealized)

             Total From Investment Operations                 .41            .61              .17

       Less Distributions

         Dividends (from net investment income)              (.47)          (.66)            (.18)

       Net Asset Value, End of Year                         $9.87          $9.93            $9.98

       Total Return*                                        +4.20%(4)      +6.31%           +1.75%4/

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)             $101.0          $125.3          $66.7

         Ratio of Expenses to Average Net Assets(5)           .63%(6)        .50%             .50%6/

         Ratio of Net Income to Average Net                  7.01%(6)       6.72%            6.036/
       Assets(5)
         Portfolio Turnover Rate(7)                         47%             121%            39%



     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

           Limited Maturity Bond Fund
     --------------------------------------------------------------------------

           The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                   Year Ended October 31,
                                                          -----------------------------------------------------------------------

                                                          1995(1)    1994(1)     1993(1)    1992        1991      1990       1989
                                                          -------    -------     -------    ----        ----      ----       ----


       Net Asset Value, Beginning of Year                 $9.88      $10.49      $10.40     $10.24      $9.91     $9.96      $9.88

       Income From Investment Operations

         Net Investment Income                            .62        .56         .58        .63         .71       .80        .82

         Net Gains or Losses on Securities                .18        (.55)       .14        .16         .33       (.05)      .08
         (both realized and unrealized)

             Total From Investment Operations             .80        .01         .72        .79         1.04      .75        .90

       Less Distributions

         Dividends (from net investment income)           (.62)      (.56)       (.58)      (.63)       (.71)     (.80)      (.82)

         Distributions (from capital gains)               --         (.05)       (.05)      --          --        --         --

         Distributions (in excess of capital gains)       --         (.01)       --         --          --        --         --

         Tax return of capital                            --         --          --         --          --        --         --

             Total Distributions                          (.62)      (.62)       (.63)      (.63)       (.71)     (.80)      (.82)

       Net Asset Value, End of Year                       $10.06     $9.88       $10.49     $10.40      $10.24    $9.91      $9.96

       Total Return*                                      +8.32%     +.013%      +7.09%     +7.87%      +10.89%   +7.85%     +9.56%

       Ratios/Supplemental Data
         Net Assets, End of Year (in millions)            $307.4     $308.6      $357.3     $273.0      $163.2    $101.3     $107.7



                                        - 14 -






                                                                                   Year Ended October 31,
                                                          -----------------------------------------------------------------------

                                                          1995(1)    1994(1)     1993(1)    1992        1991      1990       1989
                                                          -------    -------     -------    ----        ----      ----       ----

         Ratio of Expenses to Average Net Assets(5)       .70%       .69%        .65%       .65%        .65%      .65%       .65%

         Ratio of Net Investment Income to Average Net    6.21%      5.53%       5.49%      6.02%       7.07%     8.09%      8.33%
            Assets(5)

         Portfolio Turnover Rate(7)                       --         --          114%       113%        88%       88%        121%


     See Notes to Financial Highlights


                                                          Period from                    Period from
                                                          March 1, 1988    Year Ended    June 9, 1986(3)
                                                          to Oct. 31,      Feb. 29,      to Feb. 28,
                                                          -------------    -----------   ---------------

                                                          1988             1988          1987
                                                          ----             ----          ----


       Net Asset Value, Beginning of Year                 $10.00           $10.17        $10.00

       Income From Investment Operations

         Net Investment Income                            .48              .69           .48

         Net Gains or Losses on Securities                (.12)            (.17)         .17
         (both realized and unrealized)

             Total From Investment Operations             .36              .52           .65

       Less Distributions

         Dividends (from net investment income)           (.48)            (.69)         (.48)

         Distributions (from capital gains)               --               --            --

         Distributions (in excess of capital gains)       --               --            --
         Tax return of capital                            --               --            --

             Total Distributions                          (.48)            (.69)         (.48)

       Net Asset Value, End of Year                       $9.88            $10.00        $10.17



                                        - 15 -






                                                          Period from                    Period from
                                                          March 1, 1988    Year Ended    June 9, 1986(3)
                                                          to Oct. 31,      Feb. 29,      to Feb. 28,
                                                          -------------    -----------   ---------------

                                                          1988             1988          1987
                                                          ----             ----          ----

       Total Return*                                      +3.76%(4)        +5.39%        +6.58%(4)

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)            $133.5           $107.3        $69.6

         Ratio of Expenses to Average Net Assets(5)       .63%(6)          .50%          .50%(6)

         Ratio of Net Investment Income to Average Net    7.34%(6)         6.97%         6.71(6)
            Assets(5)

         Portfolio Turnover Rate(7)                       68%              158%          41%


     See Notes to Financial Highlights



     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

           Municipal Money Fund
     -------------------------------------------------------------------------

           The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                         Year Ended October 31,
                                                   ---------------------------------------------------------------

                                                   1995(1)     1994(1)     1993(1)    1992        1991       1990
                                                   -------     -------     -------    ----        ----       ----


       Net Asset Value, Beginning of Year          $.9995      $.9996      $.9995     $.9989      $.9989     $.9989

       Income From Investment Operations


                                        - 16 -






                                                                         Year Ended October 31,
                                                   ---------------------------------------------------------------

                                                   1995(1)     1994(1)     1993(1)    1992        1991       1990
                                                   -------     -------     -------    ----        ----       ----

         Net Investment Income                     .0324       .0204       .0184      .0263       .0432      .0539

         Net Gains or Losses on Securities         (.0001)     (.0001)     .0001      .0006       --         --

             Total From Investment Operations      .0323       .0203       .0185      .0269       .0432      .0539

       Less Distributions

         Dividends (from net investment income)    (0.324)     (.0204)     (.0184)    (.0263)     (.0432)    (.0539)

       Net Asset Value, End of Year                $.9994      $.9995      $.9996     $.9995      $.9989     $.9989

       Total Return*                               +3.29%      +2.06%      +1.86%     +2.66%      +4.40%     +5.53%

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)     $160.9      $150.3      $181.6     $195.6      $173.9     $190.6

         Ratio of Expenses to Average Net          .71%        .73%        .74%       .67%        .66%       .67%
           Assets

         Ratio of Net Income to Average Net        3.24%       2.02%       1.85%      2.63%       4.34%      5.41%
           Assets


     See Notes to Financial Highlights


                                                               Year Ended October 31,
                                                   ----------------------------------------------

                                                   1990        1989      1988      1987       1986
                                                   ----        ----      ----      ----       ----


       Net Asset Value, Beginning of Year          $.9989      $.9993    $.9995    $1.0000    $1.0000
       Income From Investment Operations

         Net Investment Income                     .0539       .0591     .0478     .0388      .0447

         Net Gains or Losses on Securities         --          (.0004)   (.0002)   (.0005)    --

             Total From Investment Operations      .0539       .0587     .0476     .0383      .0447



                                        - 17 -






                                                               Year Ended October 31,
                                                   ----------------------------------------------

                                                   1990        1989      1988      1987       1986
                                                   ----        ----      ----      ----       ----

       Less Distributions

         Dividends (from net investment income)    (.0539)     (.0591)   (.0478)   (.0388)    (.0447)

       Net Asset Value, End of Year                $.9989      $.9989    $.9993    $.9995     $1.0000

       Total Return*                               +5.53%      +6.07%    +4.89%    +3.95%     +4.56%

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)     $190.6      $204.8    $184.5    $226.1     $231.4

         Ratio of Expenses to Average Net          .67%        .74%      .69%      .71%       .72%
           Assets

         Ratio of Net Income to Average Net        5.41%       5.91%     4.76%     3.90%      4.29%
           Assets


     See Notes to Financial Highlights



     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

           Municipal Securities Trust
     -------------------------------------------------------------------------

           The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                          Year ended October 31,
                                                       ________________________________________________________

                                                       1995(1)    1994(1)     1993(1)   1992      1991     1990
                                                       -------    -------     -------   ----      ----     ----


       Net Asset Value, Beginning of Year              $10.26     $11.12      $10.53    $10.39    $10.14   $10.09

       Income From Investment Operations

         Net Investment Income                         .47        .46         .48       .54       .58      .64

         Net Gains or Losses on Securities             .57        (.73)       .68       .14       .25      .05
         (both realized and unrealized)

             Total From Investment Operations          1.04       (.27)       1.16      .68       .83      .69

       Less Distributions

         Dividends (from net investment income)        (.47)      (.46)       (.48)     (.54)     (.58)    (.64)

         Distributions (from capital gains)            --         (.12)       (.09)     --        --       --

         Distributions (in excess of capital gains)    --         (.01)       --        --        --       --

             Total Distributions                       (.47)      (.59)       (.57)     (.54)     (.58)    (.64)

       Net Asset Value, End of Year                    $10.83     $10.26      $11.12    $10.53    $10.39   $10.14

       Total Return*                                   +10.35%    -2.57%      +11.30%   +6.72%    +8.41%   +6.99%

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)         $44.3%     $51.1       $105.2    $37.0     $25.5    $14.1
         Ratio of Expenses to Average Net Assets(5)    .65%       .65%        .62%      .50%      .50%     .50%

         Ratio of Net Income to Average Net            4.45%      4.24%       4.33%     5.16%     5.61%    6.28%
       Assets(5)

         Portfolio Turnover Rate(7)                    --         --          35%       46%       10%      42%



     See Notes to Financial Highlights





                                        - 19 -






                                                                              Period from
                                                                            July 9, 1987(3)
                                                                              to Oct. 31,

                                                       1989        1988         1987
                                                       ----        ----         ----


       Net Asset Value, Beginning of Year              $10.08      $9.73       $10.00

       Income From Investment Operations

         Net Investment Income                         .63         .59            .15

         Net Gains or Losses on Securities             .01         .35           (.27)
         (both realized and unrealized)

             Total From Investment Operations          .64         .94           (.12)

       Less Distributions

         Dividends (from net investment income)        (.63)       (.59)         (.15)

         Distributions (from capital gains)            --          --              --

         Distributions (in excess of capital gains)    --          --              --

             Total Distributions                       (.63)       (.59)         (.15)

       Net Asset Value, End of Year                    $10.09      $10.08        $9.73

       Total Return*                                   +6.55%      +9.88%      -1.15%(4)

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)         $10.5       $9.8          $6.7
         Ratio of Expenses to Average Net Assets(5)    .50%        .50%          .50%(6)

         Ratio of Net Income to Average Net            6.26%       5.90%        5.29%(6)
       Assets(5)

         Portfolio Turnover Rate(7)                    17%         23%             0%



     See Notes to Financial Highlights

     FINANCIAL HIGHLIGHTS
     Neuberger&Berman

           New York Insured Intermediate Fund
     ------------------------------------------------------------------------

           The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                               Period from
                                                          Year Ended       February 1, 1994(3)
                                                       October 31, 1995    to October 31, 1994
                                                       ----------------    -------------------


       Net Asset Value, Beginning of Year                   $9.25                $10.00

       Income From Investment Operations

         Net Investment Income                               .41                   .29

         Net Gains or Losses on Securities                   .76                  (.75)
         (both realized and unrealized)

             Total From Investment Operations                1.17                 (.46)

       Less Distributions

         Dividends (from net investment income)             (.41)                 (.29)

       Net Asset Value, End of Year                         $10.01                $9.25

       Total Return*                                       +12.88%              -4.63%(4)

       Ratios/Supplemental Data

         Net Assets, End of Year (in millions)              $11.5                 $14.7

         Ratio of Expenses to Average Net Assets(5)          .66%                .65%(6)

         Ratio of Net Investment Income to Average          4.24%               4.10%(6)
           Net Assets(5)

     See Notes to Financial Highlights


     NOTES TO FINANCIAL HIGHLIGHTS

     1)    The per share amounts  and ratios which are  shown reflect income and
           expenses,  including   each   Fund's  proportionate   share  of   its
           corresponding Portfolio's income and expenses.

     2) Data for the year ended October 31, 1986 includes the combined operations of Neuberger&Berman GOVERNMENT MONEY Fund and of Sentry Cash Management Fund for the period from the date of the merger of the two funds (March 3, 1986). The merger was accounted for under the purchase method of accounting.

     3)    The date investment operations commenced.

     4)    Not annualized.

     5)    After  reimbursement  of  expenses  by  N&B   Management.    Had  N&B
           Management not undertaken such action the annualized ratios to average daily net assets would have been:


                                              Year Ended October 31,
                                           ----------------------------

       Neuberger&Berman Government
       Money Fund
       [S]                              [C]           [C]       [C]

                                        1988          1987      1986
                                        ----          ----      ----

       Expenses                         .83%          .90%      .95%

       Net Investment Income            5.69%         4.96%     5.60%














                                        - 22 -






                                                                                             Period from
                                                                                             April 12,
                                                  Year Ended October 31,                     1988 to
                           ------------------------------------------------------------      Oct. 31,

       Neuberger&Berman
       Cash Reserves       1995      1994     1993     1992      1991    1990     1989       1988

       Expenses            .68%      .71%     .76%     .69%      .69%    .72%     .83%       1.03%

       Net Investment      5.27%     3.25%    2.52%    3.59%     5.96%   7.59%    8.52%      7.11%
       Income



                                                                                        Period
                                                                                         from
                                                                                       March 1,                      Period from
                                                                                        1988 to         Year Ended   Nov. 7, 1986
                                              Year Ended October 31,                   Oct. 31,         Feb. 29,     to Feb. 28,
       Neuberger&Berman
       Ultra Short         1995     1994    1993     1992    1991      1990       1989    1988          1988         1987
       Bond Fund           ----     ----    ----     ----    ----      ----       ----    ----          ----         ----

       Expenses            .87%     .86%    .95%     .87%    .87%      .81%       .92%    .89%          .95%         1.50%
       Net Investment      5.22%    3.51%   3.79%    5.48%   6.75%     7.98%      8.79%   6.75%         6.27%        5.03%
       income



                                                                                                Period
                                                                                                 from        Year
                                                                                               March 1,      Ended      Period from
                                                                                               1988 to     Feb. 29,     June 9, 1986
                                                Year Ended October 31,                         Oct. 31,      1988       to Feb. 28,

       Neuberger&Berman
       Limited Maturity   1995      1994     1993      1992     1991      1990       1989        1988        1988          1987
       Bond Fund          ----      ----     ----      ----     ----      ----       ----        ----        ----          ----
       Expenses           .71%      .71%     .73%      .68%     .72%      .71%       .77%          .74%       .78%           1.50%

       Net Investment     6.20%     5.51%    5.42%     5.99%    7.00%     8.03%      8.21%        7.23%      6.69%           5.71%
       income









                                        - 23 -






                                                                                                                 Period from
                                                                                                                   July 9,
                                                                                                                   1987 to
                                                       Year Ended October 31,                                      Oct. 31,

       Neuberger&Berman
       Municipal               1995      1994     1993       1992        1991        1990     1989      1988         1987
       Securities Trust        ----      ----     ----       ----        ----        ----     ----      ----       ----
       Expenses                .98%      .82%     1.04%      1.16%       1.38%       1.67%    2.50%     2.00%       1.50%

       Net Investment Income   4.12%     4.07%    3.91%      4.50%       4.73%       5.11%    4.26%     4.40%       4.29%



                                                                            Period from
                                                                            February 1,
       Neuberger&Berman                           Year Ended                  1994 to
       New York Insured Intermediate           October 31, 1995           October 31, 1994
       Fund                                    ----------------           -----------------
       Expenses                                     1.83%                      1.53%

       Net Investment Income                        3.07%                      3.22%


     6)    Annualized.

     7)    Neuberger&Berman Ultra  Short Bond Fund, Neuberger&Berman  Limited Maturity Bond Fund,  and Neuberger&Berman Municipal
           Securities  Trust transferred all  of their  investment securities into  their respective Portfolios on  July 2, 1993.
           After  that date each  Fund invested only in  its corresponding Portfolio,  and that Portfolio,  rather than the Fund, engaged in securities  transactions. Therefore, after that date no Fund has calculated  a portfolio turnover rate. The portfolio turnover rates for each Portfolio were as follows:

                                                                                                           Period from July 2,
                                                                  Year Ended October 31,                  1993 (Commencement of
                                                                                                         Operations) to October
                                                            1995                     1994                       31, 1993
                                                            ----                     ----                 ---------------------

       Neuberger&Berman Ultra Short                         148%                      94%                          46%
       Bond Portfolio

       Neuberger&Berman Limited                              88%                      102%                         71%
       Maturity Bond Portfolio
       Neuberger&Berman Municipal                            66%                      127%                         25%
       Securities Portfolio








                                        - 24 -






                                                                                Period from February 1, 1994
                                                                              (Commencement of Operations) to
                                              Year Ended October 31, 1995             October 31, 1994


       Neuberger&Berman NEW YORK INSURED                  17%                               96%
       INTERMEDIATE Portfolio

     *     Total return based on  per share net asset value reflects the effects of changes in net asset value on the performance of  each Fund during each  year or  other fiscal period  shown in the  table, and  assumes dividends and  capital gain distributions,  if any,  were reinvested.  Results represent  past performance  and do  not guarantee  future results.
           Investment  returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.
           For each  Fund (except Neuberger&Berman Government Money Fund and Neuberger&Berman Municipal Money Fund), total return in recent years would have been lower if N&B Management had not reimbursed certain expenses.


     INVESTMENT PROGRAMS

           The investment policies and limitations of each Fund and its corresponding Portfolio are identical. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 34.

           Investment policies and limitations of the Funds and Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAIs. While a non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval, the Funds intend to notify shareholders before making any material change to such policies or limitations. Fundamental policies may not be changed without shareholder approval.


           The investment objectives of the Funds and Portfolios are not fundamental. The Funds have undertaken not to change their investment objectives without 30 days' prior notice to shareholders. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.

           Additional   investment   techniques,   features,   and   limitations
     concerning the Portfolios' investment programs are described in the SAIs.

           The value of fixed income securities is likely to rise in times of falling market interest rates and fall in times of rising interest rates. Investments in shorter-term income securities normally are less affected by interest rate changes than are investments in longer-term securities. The value of income securities is also affected by changes in the credit-worthiness of the issuer.

           Money Market Portfolios

           The investment objective of Neuberger&Berman GOVERNMENT MONEY Fund and Portfolio is to provide maximum safety and liquidity with the highest available current income. The investment objective of Neuberger&Berman CASH RESERVES and Neuberger&Berman CASH RESERVES Portfolio is to provide the highest current income consistent with safety and liquidity.

           Neuberger&Berman GOVERNMENT MONEY Portfolio and Neuberger&Berman CASH RESERVES Portfolio each invests in a portfolio of debt instruments with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. Each Portfolio uses the amortized cost method of valuation to enable its corresponding Fund to maintain a stable $1.00 share price. Of course, there is no guarantee that either Fund will be able to maintain a $1.00 share price.

           Neuberger&Berman GOVERNMENT MONEY Portfolio, as a fundamental policy, may invest only in U.S. Treasury obligations and other securities backed by the full faith and credit of the United States. Currently, the Portfolio invests only in U.S. Treasury obligations. As a fundamental policy, the Portfolio may not invest in repurchase agreements.

           Neuberger&Berman CASH RESERVES Portfolio invests in high-quality, U.S. dollar denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.

           Bond Portfolios

           The investment objective of Neuberger&Berman ULTRA SHORT Bond Fund and Portfolio is to provide a higher total return than is available from money market funds, with minimal risk to principal and liquidity. The investment objective of Neuberger&Berman LIMITED MATURITY Bond Fund and Portfolio is to provide the highest current income consistent with low risk to principal and liquidity and, secondarily, total return.


           Neuberger&Berman ULTRA SHORT Bond Portfolio and Neuberger&Berman LIMITED MATURITY Bond Portfolio each invests in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio maturity in light of market conditions and trends.


           Neuberger&Berman ULTRA SHORT Bond Portfolio invests in a diversified portfolio of U.S. Government and Agency Securities and high-quality debt securities issued by financial institutions, corporations, and others.

     These securities include mortgage-backed and asset-backed securities, money market instruments, repurchase agreements with respect to U.S. Government and Agency Securities, and U.S. dollar-denominated securities of foreign issuers. The Portfolio may also purchase and sell options, futures contracts and options on futures contracts. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks. The Portfolio's dollar-weighted average portfolio maturity ranges up to two years, providing greater flexibility than the Money Market Portfolios.


           Neuberger&Berman LIMITED MATURITY Bond Portfolio invests in a diversified portfolio of short- to intermediate-term U.S. Government and Agency Securities and debt securities issued by financial institutions, corporations, and others of at least investment grade. Securities in which the Portfolio may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency Securities, and foreign investments. The Portfolio may purchase and sell covered call and put options, interest rate futures contracts, and options on those futures contracts and may lend portfolio securities. The Portfolio may invest up to 5% of its net assets in municipal securities when N&B Management believes such securities may outperform other available issues. The Portfolio's dollar-weighted average portfolio maturity may range up to five years.


           Municipal Portfolios

           The investment objective of Neuberger&Berman MUNICIPAL MONEY Fund and Portfolio is to provide the maximum current income exempt from federal income tax ("tax-exempt income") consistent with safety and liquidity. The investment objective of Neuberger&Berman MUNICIPAL SECURITIES Trust and Portfolio is to provide high current tax-exempt income with low risk to principal, limited price fluctuation and liquidity and, secondarily, total return. The investment objective of Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund and Portfolio is to seek a high level of current income exempt from federal income tax and New York State and New York City personal income taxes, consistent with preservation of capital.


           Each Portfolio may invest in municipal securities issued to finance private activities, the interest on which is a tax-preference item for purposes of the federal alternative minimum tax. To the extent a Portfolio makes those investments and you are subject to that tax, a portion of your dividends from the corresponding Fund will be subject to that tax. See "Dividends, Other Distributions, and Taxes." Neuberger&Berman MUNICIPAL MONEY Portfolio and Neuberger&Berman MUNICIPAL SECURITIES Portfolio each normally invests only in municipal obligations with fixed and variable interest rates. In addition, when, in N&B Management's opinion, market conditions warrant a defensive posture, each Portfolio may temporarily invest part of its assets in short-term, high quality taxable securities.

           Neuberger&Berman MUNICIPAL MONEY Portfolio invests in high-quality municipal obligations with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. The Portfolio uses the amortized cost method of valuation to enable its corresponding Fund to maintain a stable $1.00 share price. Of course, there is no guarantee that the Fund will be able to maintain a $1.00 share price.

           Neuberger&Berman MUNICIPAL SECURITIES Portfolio invests in securities rated A or better by Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's") (or, if unrated, by either of these agencies, deemed by N&B Management to be of comparable quality). As a fundamental policy, the Portfolio invests at least 80% of its total assets in municipal obligations. The Portfolio's dollar-weighted average portfolio maturity will not exceed twelve years. The Portfolio seeks to increase income and preserve or enhance total return by actively managing the average portfolio maturity in light of market conditions and trends. The Portfolio also may seek to hedge all or a part of its portfolio against changes in securities prices resulting from changes in interest rates by buying or selling interest rate futures contracts and options on those contracts.

           Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio invests in municipal obligations issued by the State of New York, its authorities, multi-state authorities, municipalities, counties, and any other political subdivisions and in municipal obligations issued by territories or possessions of the United States, such as the Virgin Islands, Guam, and Puerto Rico, the interest income from which is exempt, in the opinion of counsel for the issuer, from federal income tax and New York State and New York City personal income taxes ("New York Municipal Securities"). At least 65% of the Portfolio's total assets normally will be invested in the highest rated New York Municipal Securities which are insured as to the timely payment of principal and interest by municipal bond insurance ("Municipal Bond Insurance"). Municipal Bond Insurance provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. The insurance is purchased from a private, non-governmental insurance company. The insurance does not guarantee the market value of the municipal bonds or the value of the interests in the Portfolio. The insured bonds purchased by the Portfolio must at the time of purchase have the highest credit rating available from a nationally recognized statistical rating organization ("NRSRO"). For such insured bonds to receive the highest credit rating, at least one NRSRO must rate the claims-paying ability or financial strength of the insurance company in the highest category (within which there may be gradations). There is, of course, no guarantee that the claims-paying ability or financial strength of the insurers will continue to receive the highest credit ratings, or that the insurers will be able to pay all claims when due.

           The insured municipal bonds purchased by Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio will carry Municipal Bond Insurance obtained to improve the bond's credit rating. Once purchased Municipal Bond Insurance cannot be canceled by the insurer, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent. The Municipal Bond Insurance covering the municipal securities purchased by the Portfolio will be either new issue insurance ("New Issue Insurance") or secondary insurance ("Secondary Insurance"). New Issue Insurance is purchased by the respective issuers of the municipal securities at the time of the original issuance of those securities. Secondary Insurance may be purchased by the broker, another investor or the Portfolio after the municipal security is originally issued. Generally, the Portfolio expects that municipal securities it purchases will carry insurance obtained by another party.


           Neuberger&Berman  NEW   YORK  INSURED   INTERMEDIATE  Portfolio   may
     purchase bonds insured by AMBAC Indemnity Corporation, Municipal Bond Investors Assurance Corporation or Financial Guaranty Insurance Company (known as "AMBAC," "MBIA Corp." and "FGIC," respectively), or any other insurance company that has received the highest credit rating. The
     Portfolio may invest more than 25% of its assets in bonds insured by the same insurance company. Further information regarding Municipal Bond Insurance and insurance companies is included in the SAI.


           Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio's remaining assets normally will be invested in New York Municipal Securities that are not so insured and are rated investment grade or better and in other investments described in this Prospectus. The Portfolio may invest up to 100% of its assets in New York Municipal Securities and certain other municipal securities issued to finance private activities whose interest is a tax-preference item for purposes of the federal alternative minimum tax. To the extent the Portfolio makes those investments and you are subject to tax, a portion of your dividends from the Fund may not be exempt from federal income tax. See "Dividends, Other Distributions, and Taxes."



           During seasonal variations or other shortages in the supply of suitable New York Municipal Securities, Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio may purchase uninsured New York Municipal Securities; municipal securities the interest income on which is exempt from federal income tax, but not New York State and New York City personal income taxes; or taxable U.S. Government and Agency Securities. However, as a fundamental policy, the Portfolio normally invests at least 80% of its total assets in municipal obligations.


           Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio's dollar-weighted average portfolio maturity will not exceed ten years. The

     Portfolio seeks to increase income and preserve or enhance total return by actively managing the average portfolio maturity in light of market conditions and trends. The Portfolio also may seek to hedge all or a part of its portfolio against changes in securities prices by buying or selling interest rate futures contracts and options. Although the Portfolio is "non-diversified" for federal securities law purposes, it will limit its investments to meet federal tax requirements so that, as of the last day of each quarter of its taxable year, not more than 25% of its total assets are invested in the securities of a single issuer and, with respect to at least 50% of its total assets, not more than 5% of those assets are invested in the securities of a single issuer (other than, in each case, U.S. Government and Agency Securities). The Portfolio may not invest 25% or more of its total assets in revenue bonds related to a single industry but may invest 25% or more of its total assets in securities that depend on revenue from similar types of projects, e.g., transportation, electric utilities, housing, or health care. Developments affecting a single issuer or industry, or securities financing particular types of projects, could thus have a significant effect on the Portfolio.


           Because Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio invests primarily in New York Municipal Securities, the Fund's yield and share price are sensitive to political and economic developments within the State of New York ("State") and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York ("City"). Both the State and the City have experienced significant financial difficulties related to poor economic performance, and no assurance can be given that the State or the City will not experience future fiscal instabilities. Further information regarding the financial condition of the State and the City may be found in the SAI.


           New York Municipal Securities include general obligations of Puerto Rico and its political subdivisions and public corporations. The economy of Puerto Rico is closely linked with that of the United States and will depend on several factors, including the condition of the U.S. economy, the exchange rate for U.S. dollars, the price stability of oil imports, and interest rates.

     Short-Term Trading; Portfolio Turnover

           Although none of the Portfolios purchases securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities prior to maturity when N&B Management believes that such action is advisable. The portfolio turnover rates of Neuberger&Berman ULTRA SHORT Bond, LIMITED MATURITY Bond, MUNICIPAL SECURITIES and NEW YORK INSURED INTERMEDIATE Portfolios for 1995 and earlier years are set forth under "Notes to Financial Highlights." Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio) and a possible increase in realized short-term capital gains or losses.

     Ratings of Securities

           High-Quality Debt Securities. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by N&B Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high-quality if the security is to be eligible for purchase by a Money Market Portfolio (including Neuberger&Berman MUNICIPAL MONEY Portfolio).

           Investment Grade Debt Securities. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by N&B Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

           If the quality of securities held by any Portfolio (other than a Money Market Portfolio, including Neuberger&Berman MUNICIPAL MONEY Portfolio, or Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio) deteriorates so that the securities would no longer satisfy that Portfolio's standards, the Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of such securities do not exceed 5% of its net assets. The Money Market Portfolios (including Neuberger&Berman MUNICIPAL MONEY Portfolio), in accordance with Rule 2a-7 under the Investment
     Company Act of 1940 ("1940 Act"), will consider disposing of the securities. Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio will seek to dispose of the securities as soon as is reasonably practicable. Further information regarding the ratings assigned to securities purchased by the Portfolios and their meaning is included in the SAIs and in the Funds' annual reports.

     Borrowings

           Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) except for Neuberger&Berman GOVERNMENT MONEY Portfolio, enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). None of the Portfolios expects to borrow money. As a non-fundamental policy, none of the Portfolios may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements.

     Other Investments

           For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash or cash equivalents, commercial paper (except for Neuberger&Berman GOVERNMENT MONEY Portfolio), U.S. Government and Agency Securities and certain other money market instruments, as well as (except for Neuberger&Berman GOVERNMENT MONEY Portfolio) repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal and state income taxes, and may adopt shorter weighted average maturities than normal.

     PERFORMANCE INFORMATION

           The performance of the Funds can be measured as yield or as total return. The Portfolios invest in various kinds of fixed income securities, so their performance is related to changes in interest rates. Generally, investments in shorter-term income securities are less affected by interest rate changes than are investments in longer-term income securities. For this reason, longer-term bond funds usually have higher yields and carry more risk than shorter-term bond funds. Money market funds, which seek to maintain a stable share price and invest only in income securities with remaining maturities of 397 days or less, have the least risk. The creditworthiness of issuers of income securities also affects their risk; for example, U.S. Government and Agency securities are generally considered to have less risk than bonds rated "investment grade."

           The  table  under  "Summary The  Funds  and  Portfolios"  shows   the
     investment objective, principal types of investments, and comparative information about each Fund and its corresponding Portfolio. This should help you decide which Fund best fits your needs. For more detailed information, see "Investment Programs" and "Description of Investments." Further information regarding each Fund's performance is presented in its annual report to shareholders, which is available without charge by calling 800-877-9700.


     Yield

           Yield refers to the income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Annualized yields for money market funds based on the return for a recent seven-day period are called current yields.


     Total Return

           Total return is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested.

     Thus, total return reflects not only income earned but also variations in share prices from the beginning to the end of a period.


           An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

     Tax-Equivalent Yield

           STATE AND LOCAL TAXES. Substantially all of Neuberger&Berman GOVERNMENT MONEY Fund's income dividends are not subject to income taxes of most states and localities. Substantially all income dividends paid by Neuberger&Berman New York Insured Intermediate Fund are exempt from federal income tax and New York State and New York City personal income taxes. For those states and localities where the income dividends are not subject to income taxes, these Funds may measure their performance by a tax-equivalent yield. This reflects the taxable yield that an individual investor at the highest marginal income tax rate for that state or municipality would have to receive to equal the yield from
     Neuberger&Berman GOVERNMENT MONEY Fund or Neuberger&Berman New York Insured Intermediate Fund, taking into account that a portion of the dividends paid by those Funds is tax-exempt. Of course, all dividends paid by Neuberger&Berman GOVERNMENT MONEY Fund are subject to federal income tax at applicable rates.


           FEDERAL   TAX.   Substantially   all   income   dividends   paid   by
     Neuberger&Berman MUNICIPAL MONEY Fund, Neuberger&Berman MUNICIPAL SECURITIES Trust and Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund are exempt from federal income tax. The Municipal Funds also may measure their performance by a tax-equivalent yield. This reflects the taxable yield that an investor at the highest marginal federal income tax rate would have to receive to equal the primarily tax-exempt yield from each Municipal Fund.

           Before investing in one of the Municipal Funds, you may want to determine which investment tax-free or taxable will result in a higher after-tax yield. To do this, divide the tax-free yield on the investment by the decimal determined by subtracting from 1 the highest federal tax rate you pay. For example, if the tax-free yield is 4% and your maximum federal tax bracket is 39.6%, the computation is:

                    4% Tax-Free Yield divide (1    .396 Tax Rate)
                    = 4% divide .604 = 6.62% Tax-Equivalent Yield

           In this example, your after-tax return would be higher from the 4% tax-free investment if available taxable yields are below 6.62%.
     Conversely, the taxable investment would provide a higher yield when taxable yields exceed 6.62%. This example assumes that all of the income from the investment is exempt.

           To calculate the after-tax yield for Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund, divide the yield on the tax-free investment by the decimal determined by subtracting from 1 the highest combination of federal income tax and New York State and New York City personal income tax rates you pay. For example, if the tax-free yield is 4% and your maximum combined tax bracket is 46.6%, the computation is:

                        4% Tax-Free Yield divide (1 - .466 Tax Rate)
                        = 4% divide .534 = 7.49% Tax-Equivalent Yield


           In this example, your after-tax return would be higher from the 4% tax-free investment if available taxable yields are below 7.49%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.49%. This example assumes that all of the income from the investment is exempt.

     Yield and Total Return Information

           You can obtain current performance information about each Fund by calling N&B Management at 800-877-9700. N&B Management has reimbursed certain Funds for certain expenses, which has the effect of increasing their yields and total returns.


     SPECIAL  INFORMATION  REGARDING  ORGANIZATION,  CAPITALIZATION,  AND  OTHER
     MATTERS


     The Funds

           Each Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate operating series. The predecessors of the Funds (except Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund) were converted into the Funds on July 2, 1993; these conversions were approved by the shareholders of the predecessors of the Funds in April 1993. Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund began operations on February 1, 1994. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

           DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share).

     Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

           SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

           CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.


     The Portfolios

           Each Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.


           FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; its corresponding Fund thus acquires an indirect interest in those securities. Historically, N&B Management, which is the administrator of each Fund and the investment manager of each Portfolio, has sponsored, with Neuberger&Berman, traditionally structured funds since 1950. However, it has operated 12 master funds and 20 feeder funds since August 1993 and now operates 21 master funds and 28 feeder funds. This "master/feeder fund" structure is depicted in the "Summary" on page 1.


           Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. As of the date of this

     Prospectus, only Neuberger&Berman ULTRA SHORT Bond Fund and Neuberger&Berman LIMITED MATURITY Bond Fund have institutional investors which invest in their corresponding Portfolios. The two mutual funds that are series of Neuberger&Berman Income Trust ("N&B Income Trust"), Neuberger&Berman ULTRA SHORT Bond Trust and Neuberger&Berman LIMITED MATURITY Bond Trust, invest all of their respective net investable assets in the two corresponding Portfolios of Managers Trust. Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a
     Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. N&B Income Trust does not sell its shares directly to members of the general public. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Income Trust) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any fund that may invest in a Portfolio in the future will be available from N&B Management by calling 800-877-9700.


           The trustees of the Trust believe that investment in a Portfolio by a series of N&B Income Trust or other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and
     benefitting  all  shareholders.   However,  a  Fund's  investment   in  its
     corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

           Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees would consider what action might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

           INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

           CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.


     HOW TO BUY SHARES

           You can buy shares of any Fund directly by mail, wire, or telephone, or through an exchange of shares with another Neuberger&Berman FundSM (see "Funds Eligible for Exchange"). Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after your order is received and accepted. Prices for shares of Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger&Berman MUNICIPAL MONEY Fund are calculated as of noon Eastern time; prices for shares of all other Funds are usually calculated as of 4 p.m. Eastern time.

           N&B Management may, in its discretion, waive the minimum investment requirements.


     By Mail

           Send your check or money order payable to "Neuberger&Berman Funds" by mail to:

                  Neuberger&Berman Funds
                  Boston Service Center
                  P.O. Box 8403
                  Boston, MA 02266-8403
           or by overnight courier, U.S. Express Mail, or registered or certified mail to:

                  Neuberger&Berman Funds
                  c/o State Street Bank and Trust Company
                  2 Heritage Drive
                  North Quincy, MA 02171

           Be sure to specify the name of the Fund whose shares you want to buy. If this is your first purchase, please send a minimum of $2,000 for shares of each Fund you want to buy. For an additional purchase, please send at least $100 for shares of any Fund. Unless your check or money order is made payable on its face to Neuberger&Berman Funds, it may not be accepted. Third party checks will not be accepted.


     By Wire

           Call 800-877-9700 for instructions on how to wire money to buy shares. Your wire goes to State Street Bank and Trust Company ("State Street") and must include your name, the name of the Fund whose shares you want to buy, and your account number. The minimum for a first purchase of shares of a Fund is $2,000. For an additional purchase, you should wire at least $1,000.

     By Telephone

           Call 800-877-9700 to buy shares of Neuberger&Berman ULTRA SHORT Bond Fund, Neuberger&Berman LIMITED MATURITY Bond Fund, Neuberger&Berman Municipal Securities Trust, or Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund. The minimum for a first purchase of shares of any of these Funds by telephone is $2,000. The minimum for an additional purchase is $1,000. Your order may be canceled if your payment is not received by the third business day after your order is placed. In that case you could be liable for any resulting losses or fees a Fund or its agents have incurred. To recover those losses or fees, a Fund has the right to redeem shares from your account. To meet the three-day deadline, you can wire payment, send a check through overnight mail, or call 800-877-9700 for information on how to make electronic transfers through your bank. Please refer to "Additional Information on Telephone Transactions."

     By Exchanging Shares

     Call 800-877-9700 for instructions on how to invest by exchanging shares of another Neuberger&Berman Fund[SERVICEMARK] for shares of a Fund. To buy Fund shares by an exchange, both fund accounts must be registered in the same name, address, and taxpayer ID number. The minimum for a first purchase of shares of a Fund by an exchange is $2,000 worth of shares of the other fund, and the minimum for an additional purchase is $1,000. For more details, see "Shareholder Services Exchange Privilege" and "Funds Eligible for Exchange."

     Other Information

           o You must pay for your shares in U.S. dollars by check or money order (drawn on a U.S. bank), or by bank or federal funds wire transfer; cash cannot be accepted.
           o Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using the exchange privilege. See "Shareholder Services Exchange Privilege."

           o If you pay by check and your check does not clear, or if you order shares by telephone and fail to pay for them, your purchase will be canceled and you could be liable for any resulting losses or fees a Fund or its agents have incurred. To recover those losses or fees, a Fund has the right to bill you or to redeem shares from your account.

           o When you sign your application for a new Fund account, you will be certifying that your Social Security or other taxpayer ID number is correct and whether you are subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your taxable distributions and redemptions (other than redemptions from Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman Cash Reserves, and Neuberger&Berman MUNICIPAL MONEY Fund).

           o      You  can  also  buy  shares of  the  Funds  indirectly through
                  certain    stockbrokers,    banks,    and    other   financial
                  institutions, some of which may charge you a fee.

           o The Funds will not issue a certificate for your shares unless you write to State Street and request it. Most shareholders do not want certificates, because you must present the certificate to sell or exchange the shares it represents. This means that you would be able to sell or exchange those shares only by mail, and not by telephone or fax. If you lose your certificate, you will have to pay the expense of replacing it.

           o      You  can  invest  as  little  as  $100  each  month  under  an
                  automatic   investing  plan.  (See  "Automatic  Investing  and
                  Dollar Cost Averaging" on page 28.)


     HOW TO SELL SHARES

           You can sell (redeem) all or some of your shares at any time by mail, fax, or telephone, or by writing a check (for certain Funds only). However, if you have a certificate for your shares (including shares of a Fund's predecessor), you can redeem those shares only by sending the certificate by mail. You can also sell shares by exchanging them for shares of other Neuberger&Berman Funds[SERVICEMARK]; see "Shareholder Services Exchange Privilege" for details.

           TO SELL SHARES  HELD IN A RETIREMENT ACCOUNT  OR BY A TRUST,  ESTATE,
     GUARDIAN,   OR  BUSINESS   ORGANIZATION,  PLEASE   CALL   800-225-1596  FOR
     INSTRUCTIONS.

           Your shares are sold at the next price calculated on a day the NYSE is open, after your sales order is received and accepted. Prices for shares of Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger&Berman MUNICIPAL MONEY Fund are calculated as of noon Eastern time; prices for shares of all other Funds are usually calculated as of 4 p.m. Eastern time.

           Unless otherwise instructed, the Fund will mail a check for your sales proceeds, payable to the owner(s) shown on your account ("record owner"), to the address shown on your account ("record address"). You may designate in your Fund application a bank account to which, at your request, State Street will wire your sales proceeds. State Street currently charges a fee of $8.00 for each wire. However, if you have one or more accounts in the Neuberger&Berman Funds[SERVICEMARK] aggregating $250,000 or more in value, you will not be charged for wire redemptions; your $8.00 fee will be paid by N&B Management.


           If you purchased shares indirectly through certain stockbrokers, banks, or other financial institutions, you may sell those shares only through those organizations, some of which may charge you a fee.


     By Mail or Facsimile Transmission (Fax)

           Write a redemption request letter with your name and account number, the Fund's name, and the dollar amount or number of shares of the Fund you want to sell, together with any other instructions, and send it by mail to:

                  Neuberger&Berman Funds
                  Boston Service Center
                  P.O. Box 8403
                  Boston, MA 02266-8403

           or by overnight courier, U.S. Express Mail, or registered or certified mail to:

                  Neuberger&Berman Funds
                  c/o State Street Bank and Trust Company
                  2 Heritage Drive
                  North Quincy, MA 02171
           or by fax, to redeem up to $50,000 worth of shares, to 212-476-8848. If shares are issued in certificate form they are not eligible to be redeemed by fax. If you have changed the record address by telephone or fax, shares may not be redeemed by fax for 15 days after receipt of the address change. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax. Be sure to have all owners sign the request exactly as their names appear on the account and include the certificate for your shares if you have one.


           To protect you and the Fund against fraud, your signature on a redemption request must have a signature guarantee if (1) you want to sell more than $50,000 worth of shares, (2) you want the redemption check to be made out to someone other than the record owner, (3) you want the check to be mailed somewhere other than to the record address, or (4) you want the proceeds to be wired to a bank account not named in your application or in your prior written instruction with a signature guarantee. You can obtain a signature guarantee from most banks, stockbrokers and dealers, credit unions, and financial institutions, but not from a notary public.


           For a redemption request sent by fax, limited to not more than $50,000, the redemption check may be made out only to the record owner and mailed to the record address or the proceeds wired to a bank account named in your application or in a written instruction from the record owner with a signature guarantee.

     By Telephone

           To sell shares worth at least $500, call 800-877-9700, giving your name and account number, the name of the Fund, and the dollar amount or number of shares you want to sell.

           You can sell shares by telephone unless (1) you have declined this service either in your application or later by writing or by submitting an appropriate form to State Street, (2) you have a certificate for such shares, or (3) you want to sell shares from a retirement account. In addition, if you have changed the record address by telephone or fax, shares may not be redeemed by telephone for 15 days after receipt of the address change.

           Please refer to "Additional Information on Telephone Transactions."


     By Check

           For  Neuberger&Berman GOVERNMENT  MONEY Fund,  Neuberger&Berman  Cash
     Reserves, and Neuberger&Berman MUNICIPAL MONEY Fund only, you may sell shares by writing a check for at least $250 on your account. If you requested this service on your application, you will receive a supply of checks. You may write an unlimited number of checks, and there is no charge. Because the amount in your account varies daily, you cannot sell all your shares and close your account by writing a check.


     Other Information

           o Usually, redemption proceeds will be mailed on the next business day, but in any case within three business days. (Under unusual circumstances, the Funds may take longer, as permitted by law.) You may also call 800-877-9700 for information on how to receive electronic transfers through your bank.

           o Each Fund may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has cleared, which may take up to 15 days after the purchase date. So if you plan to sell shares shortly after buying them, you may want to pay for the purchase with a certified check or money order or by wire transfer.

           o Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

           o If you sell shares by writing a check on your account for an amount greater than the value of your shares, or if the check is for less than $250 or has an irregularity (such as no signature), your check will be returned to you and you may be charged $15 by redeeming shares with that value from your account. The check writing redemption service may be modified or terminated at any time, or other charges may be imposed on it.

           o If, because you sold shares, your account balance with any Fund falls below $2,000, the Fund has the right to close your account after giving you at least 60 days' written notice to reestablish the minimum balance. If you do not do so, the Fund may redeem your remaining shares at their price on the date of redemption and will send the redemption proceeds to you.


     ADDITIONAL INFORMATION ON TELEPHONE TRANSACTIONS

           A Fund at any time can limit the number of its shares you can buy by telephone or can stop accepting telephone orders. You can sell or exchange shares by telephone, unless (1) you have declined these services in your application or by written notice to N&B Management or State Street, with your signature guaranteed, or (2) you have a certificate for such shares. Each Fund or its agent follows reasonable procedures requiring you to provide a form of personal identification when you telephone, recording your telephone call, and sending you a written confirmation of each telephone transaction designed to confirm that telephone instructions are genuine. However, no Fund or its agent is responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund or its agent reasonably believed that the instructions were genuine.


           If you are unable to reach N&B Management by telephone (which might be the case, for example, during periods of unusual market activity), consider sending your transaction instructions by fax, overnight courier, or U.S. Express Mail.


           Beginning in the Spring of 1996, you will be able to buy, sell or exchange shares using an automated telephone service that will be available 24 hours a day, every day, to investors using a touch tone phone. Further information regarding this service, including use of a Personal Identification Number (PIN) and a menu of features, will be sent to all shareholders in advance.

     SHAREHOLDER SERVICES

           Several other services are available to assist you in making and managing your investment in the Funds.


     Automatic Investing and Dollar Cost Averaging

           If you want to invest regularly, you may participate in a plan that lets you automatically buy shares each month in Neuberger&Berman ULTRA SHORT Bond Fund, Neuberger&Berman LIMITED MATURITY Bond Fund, Neuberger&Berman Municipal Securities Trust, or Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund using dollar cost averaging. Under this plan, you buy a fixed dollar amount of shares in any of these Funds at pre-set intervals. You may pay for the shares by automatic transfers from your accounts in Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman Cash Reserves, or Neuberger&Berman MUNICIPAL MONEY Fund or by pre-authorized checks drawn on your bank account. You buy more shares when a Fund's share price is relatively low and fewer shares when a Fund's share price is relatively high. Thus, under this plan your average cost of shares would generally be lower than if you bought a fixed number of shares at the same intervals. To benefit from dollar cost averaging, you should be financially prepared to continue your participation for a long enough period to include times when Fund share prices are lower. Of course, the plan does not guarantee a profit and will not protect you against losses in a declining market. For further information, call 800-877-9700.

     Exchange Privilege

           To exchange your shares in a Fund for shares in another Neuberger&Berman Fund[SERVICEMARK], call 800-877-9700 between 8 a.m. and 4 p.m., Eastern time, on any Monday through Friday (unless the NYSE is closed). See "Funds Eligible for Exchange." You may also effect an exchange by sending a letter to Neuberger&Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, Attention: [Name of Fund], or by faxing the letter to 212-476-8848, giving your name and account number, the name of the Fund, the dollar amount or number of shares you want to sell, and the name of the Fund whose shares you want to buy. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax. If you have a certificate for your shares, you can exchange them only by mailing the certificate with your letter requesting the exchange. You can use the telephone exchange privilege unless (1) you have declined it in your application or by later writing to N&B Management or State Street, or (2) you have a certificate for such shares. An exchange must be for at least $1,000 worth of shares, and if the exchange is your first purchase in another Neuberger&Berman Fund[SERVICEMARK], it must be for at least the minimum initial investment amount for that fund. Shares are exchanged at the next price calculated on a day the NYSE is open, after your exchange order is received and accepted. Please note the following about the exchange privilege:


           o You can exchange shares only between accounts registered in the same name, address, and taxpayer ID number.

           o      A telephone exchange order cannot be modified or canceled.

           o You can exchange only into a mutual fund whose shares are eligible for sale in your state under applicable state securities laws.

           o      An exchange may have tax consequences for you.

           o Because excessive trading (including short-term "market timing" trading) can hurt a Fund's performance, each Fund may refuse any exchange orders (1) if they appear to be market-timing transactions involving significant portions of a
                  Fund's  assets  or (2)  from any  shareholder  account if  the shareholder has been advised that previous use of the exchange privilege was considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number, will be considered one account for this purpose.

           o Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give you advance notice whenever it can reasonably do so.

     Please refer to "Additional Information on Telephone Transactions."

     Systematic Withdrawal Plans

           If you own shares of a Fund worth at least $5,000, you can open a Systematic Withdrawal Plan. Under such a plan, you arrange to withdraw a specific amount (at least $50) on a monthly, quarterly, semi-annual, or annual basis, or you can have your account completely paid out over a specified period of time. You can also arrange for periodic cash withdrawals from your Fund account to pay fees to your financial planner or investment adviser. Because the price of shares of each Fund (other than Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman Cash Reserves, and Neuberger&Berman MUNICIPAL MONEY Fund) fluctuates, you may incur capital gains or losses when you redeem shares of the Funds through a Systematic Withdrawal Plan or by other methods. Call 800-877-9700 for more information.


     Retirement Plans

           Retirement plans permit you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible. Please call 800-877-9700 for information on a variety of retirement plans, including individual retirement accounts, simplified employee pension plans, self-employed individual retirement plans (so-called "Keogh Plans"), corporate profit-sharing and money purchase pension plans, section 401(k) plans, and section 403(b)(7) accounts offered by N&B Management. The assets of these plans may be invested in any of the Funds, except Neuberger&Berman MUNICIPAL MONEY Fund, Neuberger&Berman Municipal Securities Trust, and Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund.


     SHARE PRICES AND NET ASSET VALUE

           Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent.

           Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman Cash Reserves, and Neuberger&Berman MUNICIPAL MONEY Fund try to maintain stable NAVs of $1.00 per share. Their corresponding Portfolios value their securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. These Portfolios and their corresponding Funds calculate their NAVs as of noon Eastern time on each day the NYSE is open.

           Neuberger&Berman ULTRA SHORT Bond and Neuberger&Berman LIMITED MATURITY Bond Portfolios value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Portfolios periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost which, when combined with interest earned, approximates market value. These Portfolios and their corresponding Funds calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

           Neuberger&Berman Municipal Securities and Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolios use an independent pricing service to determine the market value of their portfolio securities and periodically verify the valuations. These Portfolios and their corresponding Funds calculate their NAVs as of the close of regular trading on the NYSE on each day the NYSE is open.


     DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES

           Each Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses) and net realized capital gains earned by its corresponding Portfolio. Income dividends are declared daily for each Fund at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. Investors in the Money Market Funds (including Neuberger&Berman MUNICIPAL MONEY Fund) whose purchase orders are converted to "federal funds" by noon Eastern time on any given day will accrue income dividends beginning that day. For other Funds, income dividends will accrue beginning on the day after an investor's purchase order is converted to "federal funds."


     Distribution Options

           REINVESTMENT IN SHARES. All dividends and other distributions, if any, paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless you elect to receive them in cash. Dividends are reinvested at the Fund's per share NAV on the last business day of each month. Each other distribution is reinvested at the Fund's per share NAV, usually as of the date the distribution is payable. For retirement accounts, all distributions are automatically reinvested in shares; when you are at least 59-1/2 years old, you can receive distributions in cash without incurring a premature distribution penalty tax.

           DIVIDENDS IN CASH. You may  elect to receive dividends  in cash, with
     other  distributions  being  reinvested  in  additional   Fund  shares,  by
     checking that election box on your application.


           ALL DISTRIBUTIONS IN CASH. You may elect to receive all dividends and other distributions in cash, by checking that election box on your application.


           Checks for cash distributions usually will be mailed no later than seven days after the payable date. However, if you purchased your shares with a check, distributions on those shares may not be paid in cash until the Fund is reasonably satisfied that your check has cleared, which may take up to 15 days after the purchase date. You can change any distribution election by writing to State Street, the Funds' shareholder servicing agent.


     Taxes

           Each Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

           Your investment has certain tax consequences, depending on the type of account and the type of Fund in which you invest. If you have a retirement account, taxes are deferred.

           MONEY MARKET FUNDS (INCLUDING Neuberger&Berman MUNICIPAL MONEY Fund) AND BOND FUNDS: TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Your distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.



           For federal income tax purposes, income dividends and distributions of net short-term capital gain are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares.

           Substantially all dividends paid by Neuberger&Berman GOVERNMENT MONEY Fund generally are not expected to be subject to state and local income taxes; however, distributions of net realized capital gains are fully subject to those taxes. You should consult your tax adviser to determine the taxability of those dividends and other distributions in your state and locality.

           Every January, your Fund will send you a statement showing the amount of distributions paid to you in the previous year. Information accompanying your statement shows the portion of those distributions that generally are not taxable in certain states.


           MUNICIPAL FUNDS: TAXES ON DISTRIBUTIONS. Substantially all dividends paid by the Municipal Funds generally are expected to be exempt from federal income tax (and New York State and New York City personal income taxes in the case of Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund), but may be subject to state or local taxes. Distributions of net realized capital gains generally are subject to all such taxes. Those distributions that are not tax-exempt are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.


           Neuberger&Berman New York Insured Intermediate, Neuberger&Berman Municipal Securities, and Neuberger&Berman MUNICIPAL MONEY Portfolios each may invest up to 100% of its assets in private activity bonds. Distributions to you attributable to the interest on these bonds may be a tax preference item for purposes of calculating your federal alternative minimum taxable income.


           Every January, your Municipal Fund will send you a statement showing the amounts of tax-exempt and taxable distributions in the previous year, including the portion of any dividends paid to individuals that constitutes a tax preference item.


           ALL FUNDS EXCEPT Neuberger&Berman GOVERNMENT MONEY Fund, NEUBERGER&BERMAN CASH RESERVES, AND Neuberger&Berman MUNICIPAL MONEY Fund:
     TAXES ON REDEMPTIONS. Capital gains realized on redemption of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds[SERVICEMARK], are subject to tax. A capital gain (or loss) is the difference between the amount you paid for the shares (including the amount of any dividends and other distributions that were reinvested) and the amount you receive when you sell them.

           When you sell shares you will receive a confirmation statement showing the number of shares you sold and the price. Every January you will also receive a consolidated transaction statement for the previous year. Be sure to keep your statements; they will be useful to you and your tax preparer in determining the capital gains and losses from your redemptions.

           The foregoing is only a summary of some of the important tax considerations affecting the Funds and their shareholders. See the SAIs for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, you should consult your tax adviser.


     MANAGEMENT AND ADMINISTRATION

     Trustees and Officers

           The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAIs contain general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or partners of Neuberger&Berman serve without compensation from the Funds or the Portfolios. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of any Fund, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.


     Investment Manager, Administrator, Distributor, and Sub-Adviser

           N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the seven Portfolios, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management, also serves as investment adviser of three investment companies. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $11.9 billion as of December 31, 1995.


           As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and may act as the Portfolios' principal broker to the extent that a broker is used in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $38.7 billion of assets as of December 31, 1995. All of the voting stock of N&B Management is owned by individuals who are general partners of Neuberger&Berman.


           Theresa A. Havell, the President and a Trustee of the Trust and of Managers Trust, is a general partner of Neuberger&Berman and a director and Vice President of N&B Management. Ms. Havell is the Manager of the Fixed Income Group of Neuberger& Berman, which she established in 1984. The Fixed Income Group manages fixed income accounts that had approximately $11.1 billion of assets as of December 31, 1995. Ms. Havell has had overall responsibility for the activities of the Fixed Income Group since 1984.


           The following members of the Fixed Income Group are, along with Theresa Havell, primarily responsible for the day-to-day management of the listed Portfolios:


           Neuberger&Berman Government Money, Cash Reserves, and Ultra Short Bond Portfolios Josephine Mahaney. Ms. Mahaney, who has been a Senior Portfolio Manager in the Fixed Income Group since 1984 and a Vice
     President  of  N&B  Management  since  November  1994, has  been  primarily responsible for Neuberger&Berman GOVERNMENT MONEY Portfolio and Neuberger&Berman CASH RESERVES Portfolio since January 1993, and Neuberger&Berman ULTRA SHORT Bond Portfolio since July 1993. She was an Assistant Vice President of N&B Management from 1986 to 1994.


           Neuberger&Berman LIMITED MATURITY Bond Portfolio Thomas G. Wolfe. Mr. Wolfe has been primarily responsible for Neuberger&Berman LIMITED MATURITY Bond Portfolio since October 1, 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993,
     Director of Fixed Income Credit Research since July 1993 and a Vice President of N&B Management since October 1995. From November 1987 to June 1993 he was Vice President in the Corporate Finance Department of Standard & Poor's.


           Neuberger&Berman Municipal Money, Municipal Securities and New York Insured Intermediate Portfolios Clara Del Villar. Ms. Del Villar, who has been a Senior Portfolio Manager in the Fixed Income Group since December 1991 and a Vice President of N&B Management since November 1994, has been primarily responsible for Neuberger&Berman MUNICIPAL MONEY Portfolio since August 1993, Neuberger&Berman MUNICIPAL SECURITIES Portfolio since December 1991, and Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio since October 1994. From April 1991 to December 1991 she worked for a charitable organization; from January 1990 to April 1991 she was a consultant for a commodities trading adviser.

           The partners and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds[SERVICEMARK].

           To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in personal accounts of portfolio managers and others who normally come into possession of information on portfolio transactions.


     Expenses

           N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to each Fund that include furnishing similar facilities and personnel for the Fund and performing certain shareholder, shareholder-related and other services. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.27% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to third parties some of its responsibilities to that Fund under the administration agreement. For investment management services, each Portfolio pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. During the fiscal year ended October 31, 1995, each Fund accrued administration fees, and a pro rata portion of the corresponding Portfolio's management fees, of 0.51% of the Fund's average daily net assets.


           See  "Expense  Information--Annual  Fund   Operating  Expenses"   for
     anticipated fees for the current fiscal year.


           Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio.
     These expenses include, but are not limited to, for the Funds and Portfolios, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Funds, transfer agent fees, and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolios, custodial fees for securities.


           N&B Management has voluntarily undertaken to reimburse Cash Reserves, Ultra Short, Limited Maturity, Municipal Securities and New York Insured Intermediate for each Fund's Operating Expenses (including its administration fees) and that Fund's pro rata share of its corresponding

     Portfolio's Operating Expenses (including its management fees) that exceed, in the aggregate, 0.65% per annum (0.70% for Limited Maturity) of the Fund's average daily net assets. N&B Management may terminate this undertaking to any Fund by giving at least 60 days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce a Fund's expenses and thereby increase its total return.


           For the fiscal year ended October 31, 1995, each Fund bore Total Operating Expenses as a percentage of its average daily net assets (after taking into consideration N&B Management's expense reimbursements) as follows:


     Neuberger&Berman GOVERNMENT MONEY Fund                               0.65%
     Neuberger&Berman Cash Reserves                                       0.65%
     Neuberger&Berman ULTRA SHORT Bond Fund                               0.65%
     Neuberger&Berman LIMITED MATURITY Bond Fund                          0.70%
     Neuberger&Berman MUNICIPAL MONEY Fund                                0.71%
     Neuberger&Berman MUNICIPAL SECURITIES Trust                          0.65%
     Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund                  0.66%


     Transfer and Shareholder Servicing Arrangements

           The Funds' transfer and shareholder servicing agent is State Street. State Street administers purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.


     DESCRIPTION OF INVESTMENTS

           In addition to the securities referred to in "Investment Programs" herein, each Portfolio (except as noted) may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments or other types of investments which the Portfolios may make, see the SAIs.


           Certain  investment   techniques,  such  as   futures  and   options,
     securities loans, and repurchase agreements, may produce taxable income and capital gains or losses if used by the Municipal Portfolios.


           U.S. GOVERNMENT AND AGENCY SECURITIES (ALL PORTFOLIOS). U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency
     Securities are issued or guaranteed by U.S. Government agencies or instrumentalities; by other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, and Tennessee Valley Authority; and by various federally chartered or sponsored banks. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government securities are not guaranteed by the Government and generally fluctuate with changing interest rates.


           VARIABLE AND FLOATING RATE SECURITIES (ALL PORTFOLIOS EXCEPT Neuberger&Berman GOVERNMENT MONEY Portfolio). Variable and floating rate securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature which permits a Portfolio to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. A Portfolio may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, the Portfolios calculate the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.


           REPURCHASE AGREEMENTS/SECURITIES LOANS (ALL PORTFOLIOS EXCEPT Neuberger&Berman GOVERNMENT MONEY Portfolio). In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations (but not limitations as to maturity). These Portfolios also may lend portfolio securities to banks, brokerage firms or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.


           ILLIQUID SECURITIES (ALL PORTFOLIOS EXCEPT Neuberger&Berman GOVERNMENT MONEY Portfolio). Each Portfolio may invest up to 10% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolios' securities, under general supervision of the trustees of Managers Trust. Securities that are freely tradeable in their country of origin or in their principal market are not considered illiquid securities even if they are not registered for sale in the U.S.


           RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS EXCEPT Neuberger&Berman GOVERNMENT MONEY Portfolio). Each Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted securities are liquid.


           REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS EXCEPT Neuberger&Berman GOVERNMENT MONEY Portfolio) AND DOLLAR ROLLS (Neuberger&Berman ULTRA SHORT Bond AND Neuberger&Berman LIMITED MATURITY Bond PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and simultaneously agrees to repurchase the same securities at an agreed upon price on a specific date. During the period before the repurchase, the Portfolio continues to receive principal and interest payments on the securities. A Portfolio will maintain a segregated account consisting of cash or high-grade, liquid debt obligations to cover its obligations under reverse repurchase agreements. Dollar rolls are similar to reverse repurchase agreements. In a dollar roll, a Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Portfolio forgoes principal and interest payments on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase the fluctuation in the market value of a Portfolio's assets and are a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.


           WHEN-ISSUED TRANSACTIONS (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY AND Neuberger&Berman CASH RESERVES PortfolioS). In a when-issued transaction, a Portfolio commits to purchase securities at a future date (generally within three months) in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered. If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price and yield. When-issued securities may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuation in a Portfolio's and its corresponding Fund's NAVs. None of the Municipal Portfolios may invest more than 10% of its total assets in when-issued securities.


           MORTGAGE-BACKED SECURITIES (NEUBERGER&BERMAN CASH RESERVES, Neuberger&Berman ULTRA SHORT Bond AND Neuberger&Berman LIMITED MATURITY Bond PORTFOLIOS). Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities include U.S. Government mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA, and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-governmental credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities.


           ASSET-BACKED SECURITIES (NEUBERGER&BERMAN CASH RESERVES, Neuberger&Berman ULTRA SHORT Bond, Neuberger&Berman LIMITED MATURITY Bond, AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). Asset-backed securities represent interests in, or are secured by and payable from, pools of assets, such as consumer loans, CARS[SERVICEMARK] ("Certificates for Automobile Receivables[SERVICEMARK]"), credit card receivables, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

           Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio may purchase units of beneficial interest in pools of purchase contracts, financing leases, and sales agreements entered into by municipalities. These municipal obligations may be created when a municipality enters into an installment purchase contract or lease with a vendor and may be secured by the assets purchased or leased by the municipality. However, except in very limited circumstances, there will be no recourse against the vendor if the municipality stops making payments. Pools may also hold other types of investments. The market for tax-exempt asset-backed securities is still relatively new. Certain of these obligations are likely to involve unscheduled prepayments of principal. In purchasing such securities, the Portfolio typically relies on an opinion from the issuer's counsel that interest on the asset-backed securities is exempt from income taxes.


           FOREIGN INVESTMENTS (NEUBERGER&BERMAN CASH RESERVES, NEUBERGER& BERMAN ULTRA SHORT BOND AND Neuberger&Berman LIMITED MATURITY Bond PORTFOLIOS). These Portfolios may invest in U.S. dollar-denominated foreign securities. Foreign securities may be affected by political or economic developments in foreign countries, the investment significance of which may be difficult to discern. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may be difficult to invoke legal process abroad. Neuberger&Berman LIMITED MATURITY Bond Portfolio may invest in foreign securities denominated in or indexed to foreign currencies. Such securities may be affected by special risks, such as governmental regulation of foreign exchange transactions and the fluctuation of foreign currencies relative to the U.S. dollar, which could result in losses irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Portfolios. Neuberger&Berman LIMITED MATURITY Bond Portfolio may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a specified price at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Portfolio from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly; see the discussion of Hedging Instruments, below.


           PUT AND CALL OPTIONS, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS (Neuberger&Berman ULTRA SHORT Bond, Neuberger&Berman LIMITED MATURITY Bond, NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). Each of these Portfolios may try to reduce the risk of securities price changes (hedge) or manage portfolio maturity by (1) entering into interest rate futures contracts traded on futures exchanges and (2) purchasing and writing options on futures contracts. Neuberger&Berman LIMITED MATURITY Bond Portfolio also may write covered call options and purchase put options on debt securities in its portfolio or on foreign currencies for hedging purposes or for the purpose of producing income. Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio also may purchase and sell call options and put options on debt securities in its portfolio for hedging purposes or for the purpose of producing income. Neuberger&Berman LIMITED MATURITY Bond and Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including price volatility and a high degree of leverage. The Portfolios may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.


           The primary risks in using put and call options, futures contracts, options on futures contracts, forward foreign currency contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities held by a Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; and (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When a Portfolio uses Hedging Instruments, the Portfolio will place cash or high-grade, liquid debt securities in a segregated account to the extent required by SEC staff policy. Another risk of Hedging Instruments is the possible inability of a Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. Futures, options, and forward contracts are considered "derivatives." Losses that may arise from certain futures transactions are potentially unlimited.


           MUNICIPAL OBLIGATIONS (NEUBERGER&BERMAN MUNICIPAL MONEY, NEUBERGER&BERMAN MUNICIPAL SECURITIES, NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE, NEUBERGER&BERMAN CASH RESERVES, AND Neuberger&Berman LIMITED MATURITY Bond PORTFOLIOS). Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and other private activity bonds--the interest on which may be a tax preference item for purposes of the federal alternative minimum tax- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact adversely the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a "flat tax" or other restructuring of the federal income tax system. These developments could reduce the value of all municipal securities or the securities of particular issuers. Neuberger&Berman Cash Reserves may invest in taxable municipal obligations that otherwise meet its criteria for quality and maturity.

           ZERO COUPON SECURITIES (ALL PORTFOLIOS). Zero coupon securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change. In calculating their daily income, the Portfolios accrue a portion of the difference between a zero coupon security's purchase price and its face value.

           SWAP AGREEMENTS (NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE AND Neuberger&Berman MUNICIPAL SECURITIES PortfolioS). To help enhance the value of their investments or manage their exposure to different types of investments, the Portfolios may enter into interest rate, currency, and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars."

           In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. Mortgage swap agreements are similar to interest rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

           In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

           Swap agreements, including caps and floors, may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as a Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated. Swap agreements are considered "derivatives."

           RESIDUAL INTEREST BONDS (NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). The Portfolios may purchase one component of a municipal security that is structured in two parts: a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 35 days, while the residual interest bond holder receives the balance of the income less an auction fee. These instruments are also known as inverse floaters because the income received on the residual interest bond is inversely related to the market rates. The market prices of residual interest bonds are highly sensitive to changes in market rates and may decrease significantly when market rates increase.

           MUNICIPAL LEASE OBLIGATIONS (NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). These obligations are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. The obligations typically are not fully backed by the municipality's credit. If funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligations and significant loss to the Portfolio. The Portfolios may also purchase certificates of participation in municipal lease obligations or installment sales contracts, which entitle the holder to a proportionate interest in lease-purchase payments made.

           RESOURCE RECOVERY BONDS (NEUBERGER&BERMAN MUNICIPAL MONEY, NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

           TENDER  OPTION  BONDS  (NEUBERGER&BERMAN   MUNICIPAL  SECURITIES  AND
     NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). Tender option bonds are created by coupling an intermediate-term or long-term, fixed rate tax-exempt bond with a tender agreement that gives the holder the option to tender the bond at its face value. A sponsor, such as a bank, broker-dealer or other financial institution, in return for providing the tender option, receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, with the tender option, to trade at par value. A sponsor may terminate the tender option if, for example, the issuer of the bond defaults on interest payments or the bond's rating falls below investment grade. The tax treatment of tender option bonds is unclear, and the Portfolios will not invest in any such bonds unless N&B Management has assurances that the interest thereon will be tax-exempt.


     USE OF JOINT PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION

           Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAIs, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAIs.

                                  OTHER INFORMATION


     DIRECTORY

     INVESTMENT MANAGER, ADMINISTRATOR,
     AND DISTRIBUTOR
     Neuberger&Berman Management Incorporated
     605 Third Avenue, 2nd Floor
     New York, NY 10158-0180
     800-877-9700
     Institutional Services 800-366-6264


     SUB-ADVISER
     Neuberger&Berman, L.P.
     605 Third Avenue
     New York, NY 10158-3698


     CUSTODIAN AND SHAREHOLDER
     SERVICING AGENT
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02110


     Address correspondence to:
     Neuberger&Berman Funds
     Boston Service Center
     P.O. Box 8403
     Boston, MA 02266-8403
     800-225-1596


     LEGAL COUNSEL
     Kirkpatrick & Lockhart LLP
     1800 Massachusetts Avenue, NW, 2nd Floor
     Washington, DC 20036-1800


     FUNDS ELIGIBLE FOR EXCHANGE
     EQUITY FUNDS
     Neuberger&Berman Focus Fund
     Neuberger&Berman Genesis Fund
     Neuberger&Berman Guardian Fund
     Neuberger&Berman International Fund
     Neuberger&Berman Manhattan Fund
     Neuberger&Berman Partners Fund
     Neuberger&Berman Socially Responsive Fund

     MONEY MARKET FUNDS
     Neuberger&Berman GOVERNMENT MONEY Fund
     Neuberger&Berman Cash Reserves


     BOND FUNDS
     Neuberger&Berman ULTRA SHORT Bond Fund
     Neuberger&Berman LIMITED MATURITY Bond Fund

     MUNICIPAL FUNDS
     Neuberger&Berman MUNICIPAL MONEY Fund
     Neuberger&Berman Municipal Securities Trust
     Neuberger&Berman New York Insured
       Intermediate Fund (available to residents of New York and Florida only)


     Neuberger&Berman, Neuberger&Berman Management Inc., and the above-named Funds are service marks of Neuberger&Berman Management Inc.
     C 1996 Neuberger&Berman Management Inc.


     Neuberger&Berman Management Inc.
           605 THIRD AVENUE 2ND FLOOR
           NEW YORK, NY 10158-0180
           SHAREHOLDER SERVICES
           800-877-9700


     This wrapper is not part of the prospectus.

     [logo] PRINTED ON RECYCLED PAPER WITH
           SOY BASED INKS  NBIP00010395

     _________________________________________________________________
                   NEUBERGER & BERMAN INCOME FUNDS AND PORTFOLIOS

                         STATEMENT OF ADDITIONAL INFORMATION

                                 DATED MARCH 1, 1996

       Neuberger & Berman                   Neuberger & Berman
       Government Money Fund                Ultra Short Bond Fund
       (and Neuberger & Berman              (and Neuberger & Berman
       Government Money Portfolio)          Ultra Short Bond Portfolio)

       Neuberger & Berman                   Neuberger & Berman
       Cash Reserves                        Limited Maturity Bond Fund
       (and Neuberger & Berman              (and Neuberger & Berman
       Cash Reserves Portfolio)             Limited Maturity Bond Portfolio)



                                No-Load Mutual Funds
                605 Third Avenue, 2nd floor, New York, NY 10158-0180
                               Toll-Free 800-877-9700
       ----------------------------------------------------------------------



                  Neuberger & Berman GOVERNMENT MONEY Fund ("GOVERNMENT MONEY"), Neuberger & Berman Cash Reserves ("CASH RESERVES"), Neuberger & Berman ULTRA SHORT Bond Fund ("ULTRA SHORT"), and Neuberger & Berman LIMITED MATURITY Bond Fund ("LIMITED MATURITY") (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated March 1, 1996. The above-named Funds invest all of their net investable assets in Neuberger & Berman GOVERNMENT MONEY Portfolio, Neuberger & Berman CASH RESERVES Portfolio, Neuberger & Berman ULTRA SHORT Bond Portfolio, and Neuberger & Berman LIMITED MATURITY Bond Portfolio (each a "Portfolio"), respectively.


                  The Funds' Prospectus, which is also the prospectus for certain municipal funds managed by Neuberger & Berman Management Incorporated ("N&B Management"), provides the basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

                  This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                  No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                  TABLE OF CONTENTS
                                  -----------------


     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . .     5
           Investment Policies and Limitations   . . . . . . . . . . . . .     5
           Rating Agencies   . . . . . . . . . . . . . . . . . . . . . . .    11
           Theresa  A. Havell  and  Josephine P.  Mahaney:   Co-Portfolio
           Managers of Neuberger & Berman ULTRA SHORT Bond Portfolio . . 11 Theresa A. Havell and Thomas G. Wolfe: Co-Portfolio
                  Managers of Neuberger & Berman LIMITED MATURITY Bond
                  Portfolio  . . . . . . . . . . . . . . . . . . . . . . . .  12
           Additional Investment Information   . . . . . . . . . . . . . .    12
           Risks of Fixed Income Securities  . . . . . . . . . . . . . . .    31

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    32
           Yield Calculations  . . . . . . . . . . . . . . . . . . . . . .    32
           Tax Equivalent Yield - State and Local Taxes  . . . . . . . . .    33
           Total Return Computations   . . . . . . . . . . . . . . . . . .    34
           Comparative Information   . . . . . . . . . . . . . . . . . . .    35
           Other Performance Information   . . . . . . . . . . . . . . . .    36

     CERTAIN RISK CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . .    37

     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . .    37

     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES . . . . . . . . . .    43
           Investment Manager and Administrator  . . . . . . . . . . . . .    43
           Sub-Adviser   . . . . . . . . . . . . . . . . . . . . . . . . .    47
           Investment Companies Managed  . . . . . . . . . . . . . . . . .    48
           Management and Control of N&B Management  . . . . . . . . . . .    50

     DISTRIBUTION ARRANGEMENTS . . . . . . . . . . . . . . . . . . . . . .    51

     ADDITIONAL PURCHASE INFORMATION . . . . . . . . . . . . . . . . . . .    52
           Automatic Investing and Dollar Cost Averaging   . . . . . . . .    52

     ADDITIONAL EXCHANGE INFORMATION . . . . . . . . . . . . . . . . . . .    52

     ADDITIONAL REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . .    55
           Suspension of Redemptions   . . . . . . . . . . . . . . . . . .    55
           Redemptions in Kind   . . . . . . . . . . . . . . . . . . . . .    56

     DIVIDENDS AND OTHER DISTRIBUTIONS . . . . . . . . . . . . . . . . . .    56

     ADDITIONAL TAX INFORMATION  . . . . . . . . . . . . . . . . . . . . .    57
           Taxation of the Funds   . . . . . . . . . . . . . . . . . . . .    57
           Taxation of the Portfolios  . . . . . . . . . . . . . . . . . .    58
           Taxation of the Funds' Shareholders   . . . . . . . . . . . . .    61

     VALUATION OF PORTFOLIO SECURITIES . . . . . . . . . . . . . . . . . .    62

     PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . .    62
           Portfolio Turnover  . . . . . . . . . . . . . . . . . . . . . .    63

     REPORTS TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . .    64

     CUSTODIAN AND TRANSFER AGENT  . . . . . . . . . . . . . . . . . . . .    64

     INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . . . . . . . . . .    64

     LEGAL COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . .    64

     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . .    64

     REGISTRATION STATEMENT  . . . . . . . . . . . . . . . . . . . . . . .    65

     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .    66

     Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    67
           RATINGS OF SECURITIES   . . . . . . . . . . . . . . . . . . . .    67

     Appendix B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    70
           THE ART OF INVESTMENT: A CONVERSATION WITH ROY NEUBERGER  . . .    70

                                INVESTMENT INFORMATION

                  Each Fund is a separate series of Neuberger & Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


                  The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval, each Fund intends to notify its shareholders before changing its investment objective or implementing any material change in any non-fundamental policy or limitation. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. This vote is required by the Investment Company Act of 1940 ("1940 Act") and is referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

     Investment Policies and Limitations
     ------------------------------------

                  Each Fund has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

           Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having sub- stantially the same investment objective, policies, and limitations as the Fund.


                  All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.


                  For purposes of the investment limitation on concentration in particular industries, N&B Management identifies the "issuer" of a municipal obligation that is not a general obligation note or bond by the obligation's characteristics. The most significant of these character-istics is the source of funds for the payment of principal and interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under Neuberger & Berman LIMITED MATURITY Bond Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee.


                  Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

                  The  fundamental   investment  policies  and   limitations  of
     Neuberger & Berman GOVERNMENT MONEY Portfolio are as follows:

                  1. BORROWING. The Portfolio may not borrow money, except from banks for temporary or emergency purposes and not for leveraging or investment, in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                  2. COMMODITIES AND REAL ESTATE. The Portfolio may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association.

                  3. LENDING. The Portfolio may not make loans. The acqui-sition of a portion of an issue of publicly distributed bonds, debentures, notes, and other securities as permitted by Managers Trust's Declaration of Trust shall not be deemed to be the making of loans.

                  4.    SENIOR SECURITIES.   The Portfolio may not  issue senior
     securities, except as permitted under the 1940 Act.

                  5. UNDERWRITING. The Portfolio may not underwrite securi-ties of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

                  6. SHORT SALES AND PUTS, CALLS, STRADDLES, OR SPREADS. The Portfolio may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

                  The non-fundamental investment policies and limitations of Neuberger & Berman GOVERNMENT MONEY Portfolio are as follows:

                  1. INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Port-folio may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                  2.    BORROWING.   The Portfolio may  not purchase  securities
     if outstanding borrowings exceed 5% of its total assets.

                  3. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.

                  4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities") or (ii) investments in certificates of deposit ("CDs") or banker's acceptances issued by domestic branches of U.S. banks.


                  The fundamental investment policies and limitations of Neuberger & Berman CASH RESERVES Portfolio, Neuberger & Berman ULTRA SHORT Bond Portfolio, and Neuberger & Berman LIMITED MATURITY Bond Portfolio are as follows:

                  1. BORROWING. No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that

     Portfolio will reduce  its borrowings within three  days (excluding Sundays
     and  holidays)  to   the  extent  necessary  to  comply  with  the  33-1/3%
     limitation.

                  2.    COMMODITIES.   Neuberger & Berman  ULTRA SHORT  Bond and
     Neuberger & Berman LIMITED MATURITY Bond Portfolios may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. Neuberger & Berman CASH RESERVES Portfolio may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Portfolio from purchasing the securities of issuers that own interests in any of the foregoing.


           3. DIVERSIFICATION. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities) if, as a result,
     (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.


                  4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of U.S. Government and Agency Securities, or
     (ii) investments by Neuberger & Berman Cash Reserves Portfolio or Neuberger & Berman ULTRA SHORT Bond Portfolio in CDs or banker's acceptances issued by domestic branches of U.S. banks. Mortgage and asset-backed securities are considered to be a single industry.


                  5. LENDING. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

                  6. REAL ESTATE. No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

                  7.    SENIOR  SECURITIES.    No  Portfolio  may  issue  senior
     securities, except as permitted under the 1940 Act.

                  8. UNDERWRITING. No Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.


                  The non-fundamental investment policies and limitations of Neuberger & Berman CASH RESERVES Portfolio, Neuberger & Berman ULTRA SHORT Bond Portfolio, and Neuberger & Berman LIMITED MATURITY Bond Portfolio are as follows:


                  1. INVESTMENTS IN ANY ONE ISSUER. Neuberger & Berman Cash Reserves Portfolio and Neuberger & Berman ULTRA SHORT Bond Portfolio may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

                  2.    ILLIQUID SECURITIES.    No Portfolio  may  purchase  any
     security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                  3. UNSEASONED ISSUERS. No Portfolio may purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.


                  4. OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND TRUSTEES. No Portfolio may purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

                  5. INVESTMENTS IN OTHER INVESTMENT COMPANIES. No Portfolio may purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                  6.    OIL  AND GAS  PROGRAMS.    No  Portfolio may  invest  in
     participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

                  7.    BORROWING.    No Portfolio  may  purchase  securities if
     outstanding  borrowings,  including  any  reverse  repurchase   agreements,
     exceed 5% of its total assets.


                  8.    LENDING.   Except for  the purchase  of debt  securities
     and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.


                  9.    MARGIN  TRANSACTIONS.     No   Portfolio  may   purchase
     securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger & Berman ULTRA SHORT Bond Portfolio and Neuberger & Berman LIMITED MATURITY Bond Portfolio, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


                  10. SHORT SALES. No Portfolio may sell securities short, unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. For Neuberger & Berman ULTRA SHORT Bond Portfolio and Neuberger & Berman LIMITED MATURITY Bond Portfolio, transactions in forward contracts, futures contracts and options shall not constitute selling securities short.


                  11. PUTS, CALLS, STRADDLES, OR SPREADS. No Portfolio may invest in puts, calls, straddles, spreads, or any combination thereof, except that each of these Portfolios may (i) purchase securities with rights to put the securities to the seller in accordance with its invest-ment program and (ii) purchase call options and write (sell) put options to close out options previously written by the Portfolio, and Neuberger & Berman LIMITED MATURITY Bond Portfolio may write covered call options and purchase put options. The Portfolios do not construe the foregoing limitation to preclude them from purchasing or selling options on futures contracts or from purchasing securities with rights to put the security to the issuer or a guarantor.

                  12.   REAL  ESTATE  LIMITED  PARTNERSHIPS.   No Portfolio  may
     invest in real estate limited partnerships.

     Rating Agencies
     ---------------

                  As discussed in the Prospectus, the Portfolios may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Among the NRSROs, the Portfolios rely primarily on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.


     Theresa  A. Havell  and  Josephine P.  Mahaney:   Co-Portfolio  Managers of
     Neuberger & Berman ULTRA SHORT Bond Portfolio
     ---------------------------------------------------------------------

                  Investors are accustomed to thinking of yield or interest rate figures as the same as total return on their investment, because savings accounts, conventional money market funds, and CDs almost always do indeed return the stated yield. But bond funds are different-- bonds not only pay interest, they also fluctuate in value. For example, a decline in prevailing levels of interest rates generally increases the value of debt securities in a bond fund's portfolio, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect a bond fund's net asset value (and total return) but not necessarily the income received by the fund from its portfolio securities. Both the yield and risk to principal usually increase as the maturity of the bond increases.

                  So looking at yield alone carries high risk because the highest yielding bonds historically tend to be the ones with the longest maturities. The risk to principal in these bonds can be nearly as great as the risk in stocks and may not produce the same reward.

                  What advice does Ms. Theresa Havell, manager of the Fixed Income Group of Neuberger & Berman, L.P. ("Neuberger & Berman"), have for investors seeking the highest returns on their fixed income investments? "Look beyond interest rates to total return," she states unequivocally. Total return includes the yield from the bond and the increase or decrease in the market value (price) of the bond.

                  "Once you consider the risk to principal, then total return is the only concept that can measure what you are actually earning from your fixed income securities," Ms. Havell says.

                  ULTRA SHORT is appropriate for investors who seek a higher total return alternative to money market funds with minimal risk to principal and liquidity.

     Theresa A. Havell and Thomas G. Wolfe: Co-Portfolio Managers of Neuberger & Berman LIMITED MATURITY Bond Portfolio

                  LIMITED MATURITY is intended for investors who seek the highest current income with less net asset value fluctuations from interest rate changes than that of a longer-term bond fund. Both the yield and risk to principal usually increase as the maturity of the bond increases. The Fund's corresponding Portfolio provides active fixed income portfolio management through investment in securities with an average weighted portfolio maturity of no longer than five years. Studies of bond returns have shown total returns were best in bonds having maturities of two to five years. These limited maturity bonds have historically provided the best value in the bond market and outperformed both shorter- and longer-term securities.

                  "Bonds of two-to-five year maturities have yields that have historically captured up to 95% of yields of longer bonds, but with substantially less price volatility," Ms. Havell explains. That's why studies show that limited maturity bonds may provide the best value in the bond market.

                  "Fixed income securities should preserve capital and provide the highest total return consistent with preservation of capital," says Mr. Wolfe, manager of the Neuberger & Berman LIMITED MATURITY Bond Portfolio.


     Additional Investment Information
     ---------------------------------

                  Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.


                  REPURCHASE AGREEMENTS (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). Repurchase agreements are agreements under which a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. No Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the value of the repur-chase agreement, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


                  SECURITIES LOANS (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). In order to realize income, the Portfolios may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


                  RESTRICTED   SECURITIES   AND   RULE  144A   SECURITIES   (ALL
     PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). The Portfolios may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that can be freely sold in the markets in which they are principally traded are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

                  Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement.

     If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Portfolio Trustees.

                  COMMERCIAL PAPER (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer for purposes such as financing current operations.


                  Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.


                  REVERSE   REPURCHASE   AGREEMENTS   (ALL   PORTFOLIOS   EXCEPT
     NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will maintain with its custodian in a segregated account cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


                  BANKING AND SAVINGS INSTITUTION SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). The Portfolios may invest in banking and savings institution obligations, which include CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolios invest typically are not covered by deposit insurance.

                  The Portfolios may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on N&B Management's approved list, (3) in the case of a U.S. bank or institution, its deposits are insured by the Federal Deposit Insurance Corporation, and (4) in the case of a foreign bank or institution, the securities are, in N&B Management's opinion, of an investment quality comparable with other debt securities that may be purchased by the Port-folio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements. These Portfolios do not currently intend to invest in any security issued by a foreign savings institution.


                  VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate index changes. The interest rate on variable and floating rate securities (collectively, "Variable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.


                  The Variable Rate Securities in which the Portfolios invest frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, the Variable Rate Securities might not meet the Portfolios' quality standards. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Portfolio may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer (excluding securities that do not rely on the credit instrument or insurance for their rating, i.e., stand on their own credit).


                  A Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A
     Portfolio may rely on the creditworthiness of issuers of puts in purchasing these securities.


                  In calculating its maturity, each Portfolio is permitted to treat certain Variable Rate Securities as maturing on a date prior to the date on which principal is due to be paid. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.


                  MORTGAGE-BACKED  SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER &
     BERMAN GOVERNMENT MONEY PORTFOLIO). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC"), or may be issued by private issuers.


                  Mortgage-backed securities may be issued in the form of col-lateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with
     CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).


                  Governmental,  government-related,  and  private  entities may create mortgage loan pools to back mortgage pass-through and mortgage-collateralized investments. Commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities (which generally are affiliates of the foregoing estab-lished to issue such securities), also create pass-through pools of residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and the mortgage poolers issue these forms of insurance and guarantees. Such insurance and guarantees, as well as the creditworthiness of the issuers thereof, are considered in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.


                  A Portfolio may buy mortgage-backed securities without insurance or guarantees, if N&B Management determines that the securities meet the Portfolio's quality standards. A Portfolio may not purchase mortgage-backed securities or any other assets that, in N&B Management's opinion, are illiquid if, as a result, more than 10% of the value of the Portfolio's net assets would be illiquid. N&B Management will, consistent with the Portfolios' investment objective, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.


                  Because many mortgages are repaid early, the actual maturity of mortgage-backed securities may be shorter than their stated final maturity. In calculating its maturity, a Portfolio may apply certain industry conventions regarding the maturity of mortgage-backed instruments.


                  ASSET-BACKED SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). The Portfolios may purchase asset-backed securities, including commercial paper. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments or distributions of principal and interest on asset-backed securities. Like mortgage-backed securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.


                  Certificates for Automobile Receivables ("CARS ") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are "passed through" monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.


                  Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the
     Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur signaling a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The nondeductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.


                  Credit  cardholders are  entitled to  the protection  of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.


                  U.S. DOLLAR-DENOMINATED FOREIGN  DEBT SECURITIES (ALL  PORTFO-
     LIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). The Portfolios may invest in U.S. dollar-denominated debt securities issued by foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. These investments are subject to each Portfolio's quality and maturity standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States.


                  FOREIGN CURRENCY  DENOMINATED FOREIGN SECURITIES  (NEUBERGER &
     BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolio may invest in debt or other income-producing securities (of issuers in countries whose governments are considered stable by N&B Management) that are denominated in or indexed to foreign currencies, including (1) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
     (2) obligations of other corporations, and (3) obligations of foreign governments or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks associated with investing in non-U.S. issuers described in the preceding section and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States), and (4) expropriation or nationalization of foreign portfolio companies. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments.


                  Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.


                  Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments often affect the interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


                  Foreign markets also have different clearance and settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the portfolio securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.


                  In order to limit the risk inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, after such purchase, more than 25% of its net assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.


                  DOLLAR ROLLS (NEUBERGER & BERMAN ULTRA SHORT BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). In a "dollar roll," a Portfolio sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. A "covered roll" is a specific type of dollar roll in which the Portfolio holds an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar rolls are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. There is a risk that the contra-party will be unable or unwilling to complete the transactions as scheduled, which may result in losses to the Portfolio.


                  WHEN-ISSUED TRANSACTIONS (NEUBERGER & BERMAN ULTRA SHORT BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolios may purchase securities (including mortgage-backed securities such as GNMA, FNMA, and FHLMC certificates) on a when-issued basis. In such a transaction, a Portfolio commits to purchase securities (to secure an advantageous price and yield at the time of the commitment) and completes the purchase by making payment against delivery of the securities at a future date. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on an exchange.


                  In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.

                  The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Settlement of when-issued purchase transactions generally takes place within two months after the date of the transaction, but a Portfolio may agree to a longer settlement period.


                  A Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.


                  When a Portfolio purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian, until payment is made, cash, U.S. Government and Agency Securities, or other liquid, high-grade debt securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.


                  FUTURES CONTRACTS AND OPTIONS THEREON (NEUBERGER & BERMAN ULTRA SHORT BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolios may purchase and sell interest-rate and bond index futures contracts and options thereon, and Neuberger & Berman LIMITED MATURITY Bond Portfolio may purchase and sell foreign currency futures contracts (with interest-rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon. The Portfolios engage in interest-rate Futures and options transactions in an attempt to hedge against changes in securities prices resulting from expected changes in prevailing interest rates; Neuberger & Berman LIMITED MATURITY Bond Portfolio engages in foreign currency Futures and options transactions in an attempt to hedge against expected changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolios do not engage in transactions in Futures or options thereon for speculation. The Portfolios view invest-ment in (1) interest-rate Futures and options thereon as a maturity management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on securities denominated in foreign currencies held or intended to be acquired by them.


                  A  "sale"   of  a  Futures  Contract  (or  a  "short"  Futures
     position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.


                  "Margin" with respect to Futures is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by a Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("vari-
     ation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, each Portfolio marks to market the current value of its open Futures positions. A Portfolio also must make margin deposits with respect to options on Futures that it has written. If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.


                  U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"), an agency of the U.S. Government; Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.


                  Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying

     (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month.


                  Although each Portfolio believes that the use of Futures Con-tracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, a Portfolio's overall return would be lower than if it had not entered into any such contracts. Moreover, the spread between values in the cash and futures markets is subject to distortion, due to differences in the character of those markets. Because of the possibility of distortion, even a correct forecast of general market trends by N&B Management may not result in a successful transac-tion.


                  An option  on  a  Futures  Contract gives  the  purchaser  the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the assumption of offsetting Futures positions by the writer and holder of the option is accompanied by delivery of the accumulated cash balance in the writer's Futures margin account. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.


                  The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate or currency exchange rate trends, or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.


                  Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades thereof may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of Futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


                  COVERED CALL AND PUT OPTIONS (NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolio may write or purchase put and call options on securities. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs. The Portfolio may also write covered call options to earn premium income.


                  The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.



                  The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a certain security at a certain price at any time until a certain date if the purchaser of the option decides to sell such security. The Portfolio may be obligated to purchase the underlying security at more than its current value.


                  When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.


                  When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time the purchaser requests until a certain date, and receives a premium for writing the option. The Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price, thereby giving up any additional gain on the security.

                  When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option in order to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.


                  Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at the exercise price, which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


                  Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and its counter-party with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing transaction" with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

                  The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


                  The premium received (or paid) by the Portfolio when it writes (or purchases) a call or put option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Portfolio for writing a covered call or put option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the sales price on the option's last reported trade on that day before the time the Portfolio's NAV is computed or, in the absence of any trades thereof on that day, the mean between the bid and ask prices as of that time.


                  Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.


                  The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. However, because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

                  The Portfolio  pays brokerage  commissions in  connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.


                  Options normally have expiration dates between three and nine months from the date written. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.


                  OPTIONS  ON  FOREIGN CURRENCIES  (NEUBERGER  &  BERMAN LIMITED
     MATURITY BOND PORTFOLIO). The Portfolio may write and purchase covered call and put options on foreign currencies. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.


                  FORWARD FOREIGN CURRENCY CONTRACTS (NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolio may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). The Portfolio enters into Forward Contracts in an attempt to hedge against expected changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in Forward Contracts for speculation; it views investments in Forward Contracts as a means of establishing more definitely the effective return on securities denominated in foreign currencies that are held or intended to be acquired by it. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

                  N&B  Management  believes that  the  use  of foreign  currency hedging techniques, including "cross-hedges," can help protect against declines in the U.S. dollar value of income available for distribution and declines in the Portfolio's NAV resulting from adverse changes in currency exchange rates. For example, the return available from securities denomi-nated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involv-ing a Forward Contract to sell that foreign currency or a cross-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms. N&B Management believes that hedges and cross-hedges can, therefore, provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. However, a hedge or cross-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge or cross-hedge had not been established. In addition, because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. If the Portfolio uses cross-hedging it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do vary with the expected degree of correlation.

           General Considerations Involving Futures, Options on Futures, Options on Securities and Foreign Currencies, and Forward Contracts (collectively, "Hedging Instruments")


                  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND FOREIGN CURRENCIES. To the extent a Portfolio sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


                  In addition, pursuant to state securities laws, (1) the aggregate premiums paid by a Portfolio on all options (both exchange-traded and OTC) held by it at any time may not exceed 20% of its net assets and (2) the aggregate margin deposits required on all exchange-traded Futures Contracts and related options held at any time by a Portfo-lio may not exceed 5% of its total assets. Pursuant to an undertaking to a state securities law administrator, Neuberger & Berman LIMITED MATURITY Bond Portfolio may not purchase a put option if, as a result, more than 5% of its total assets would be invested in put options.

                  RISKS INVOLVED IN USING HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities held or to be acquired by a Portfolio and changes in market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instru-ments are different from those needed to select a Portfolio's securities;
     (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolios are generally considered "derivatives." There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.


                  The Portfolios' use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which each Portfolio must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Addi-tional Tax Information -- Taxation of Portfolios."


                  COVER FOR HEDGING INSTRUMENTS. Each Portfolio will comply with SEC guidelines regarding cover for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities in the prescribed amount. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Portfolio.

                  INDEXED SECURITIES (NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolio may invest in securities linked to foreign currencies, interest rates, commodities, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose value at maturity or interest rate rises or falls according to the change in one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates) and may have return characteristics similar to direct investments in the underlying instrument or to one or more options thereon. Indexed securities may be more volatile than the underlying instrument itself.


                  ZERO COUPON  SECURITIES (ALL PORTFOLIOS).   Each Portfolio may
     invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.


                  The discount on zero coupon securities ("original issue dis-count") is taken into account ratably by each Portfolio prior to the receipt of any actual payments. Because each Fund must distribute substantially all of its net income (including its pro rata share of its corresponding Portfolio's original issue discount) to its shareholders each year for income and excise tax purposes (see "Additional Tax Informa-tion -- Taxation of the Funds"), a Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements.


                  The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodi-cally. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.


                  MUNICIPAL OBLIGATIONS (NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). This Portfolio may invest up to 5% of its net assets in municipal obligations which are issued by or on behalf of states (as used herein, including the District of Columbia), territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities, and which pay interest that is exempt from federal income tax. Municipal obligations include "general obligation"
     securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.


                  The  value  of  municipal  obligations  is  dependent  on  the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a "flat tax" or other restructuring of the federal income tax system. Any of these factors could affect the value of municipal securities.

     Risks of Fixed Income Securities
     --------------------------------


                  Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.

                  Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would not be eligible for purchase by that Portfolio. In such a case, with respect to the non-money market Portfolios, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of such securities will not exceed 5% of its net assets. With respect to the money market Portfolios, N&B Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

                              PERFORMANCE INFORMATION


                  Each Fund's performance figures are based on historical earnings and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of ULTRA SHORT and LIMITED MATURITY will vary, and an investment in either of these Funds, when redeemed, may be worth more or less than an investor's original cost.

     Yield Calculations
     ------------------


                  GOVERNMENT MONEY AND CASH RESERVES. Each of these Funds may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's current yield is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

                  The effective yield of these Funds is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                                            365/7
           Effective Yield = [(Base Period Return + 1)     ] - 1.


                  For the seven calendar days ended October 31, 1995, the current yields of GOVERNMENT MONEY and CASH RESERVES were 4.91% and 5.14%, respectively. For the same period, the effective yields were 5.03% and 5.27%, respectively.


                  ULTRA SHORT AND LIMITED MATURITY. Each of these Funds may advertise its "yield" based on a 30-day period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the invest-ment.


                  The annualized yields for LIMITED MATURITY and ULTRA SHORT for the 30-day period ended October 31, 1995, were 5.56% and 5.53%, respectively.

     Tax Equivalent Yield - State and Local Taxes
     --------------------------------------------


                  GOVERNMENT MONEY. Substantially all of the dividends paid by GOVERNMENT MONEY represent income received on direct obligations of the U.S. Government and, as a result, are not subject to income tax in most states and localities. This Fund may, from time to time, advertise a "tax equivalent yield" for one or more of those states and localities that reflects the taxable yield that an investor subject to the highest mar-ginal rate of state or local income taxes would have had to receive in order to realize the same level of after-tax yield that an investment in the Fund produced. TAX EQUIVALENT YIELD is calculated according to the following formula:

                  Tax Equivalent Yield  =   Y1  +  Y2
                                      ------
                                     1-MR


     where Y1 equals that portion of a Fund's current or effective yield that is not subject to state or local income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal tax rate of the state or locality for which the tax equivalent yield is being calculated.


                  The calculation of tax equivalent yield can be illustrated by the following example. If the yield for a 30-day period was 5%, and during that period 100% of the income was attributable to interest on direct obligations of the U.S. Government and, therefore, was not subject to income taxation in most states and localities, a taxpayer residing in New York (and subject to that state's highest marginal 1995 tax rate of 7.59375%) would have to have received a taxable current yield of 5.41% in order to equal the 5% after-tax yield. Moreover, if that taxpayer also were subject to income taxation by New York City at a marginal 1995 rate of 4.46%, the taxpayer would have to have received a taxable yield of 5.69% to equal the 5% after-tax yield.


                  The use of a 5% yield in this example is for illustrative purposes only and is not indicative of the Fund's future performance. Of course, all dividends paid by GOVERNMENT MONEY are subject to federal income taxation at applicable rates.

     TOTAL RETURN COMPUTATIONS

                  Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                         n
                                    P(1+T)   = ERV


                  Average   annual   total   return  smooths   out  year-to-year
     variations and, in that respect, differs from actual year-to-year  results.



                  For the one- and five-year periods ended October 31, 1995, and the period from June 9, 1986 (commencement of operations), through October 31, 1995, the average annual total returns for LIMITED MATURITY and its predecessor were +8.32%, +6.80%, and +7.15%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 9, 1986, and had reinvested all capital gain distributions and income dividends, the NAV of that investor's holdings would have been $19,132 on October 31, 1995.


                  For the one- and five-year periods ended October 31, 1995, and for the period from November 7, 1986 (commencement of operations), through October 31, 1995, the average annual total returns for ULTRA SHORT and its predecessor were +6.26%, +4.75%, and +5.90%, respectively. If an investor had invested $10,000 in that predecessor's shares on November 7, 1986, and had reinvested all capital gain distributions and income dividends, the NAV of that investor's holdings would have been $16,736 on October 31, 1995.


                  N&B Management reimbursed the Funds and their predecessors for certain expenses during the periods mentioned above, which has the effect of increasing yield and total return. Of course, past performance cannot guarantee future results.

     Comparative Information
     -----------------------

                  From time to time each Fund's performance may be compared with:


           (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including news-papers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplingers Personal Finance, and Barron's Newspaper, or


           (2) recognized bond, stock, and other indices such as the Shear-son Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio invests in different types of securities from those included in these indices.

                  Each  Fund's performance  also may  be compared  from  time to
     time  with   the  following   specific  indices   and  other   measures  of
     performance:

           GOVERNMENT MONEY'S and CASH RESERVES'S performance may be compared, respectively, with IBC/Donoghue's Government Money Market Funds average and Taxable General Purpose Money Market Funds average.

           ULTRA SHORT'S performance may be compared with the Merrill Lynch 2-year Treasury Index and the Salomon Brothers 6-month and 1-year Treasury Bill Indices, as well as the performance of Treasury Securities and the Lipper Short Investment Grade Debt Funds category.

           LIMITED MATURITY'S performance may be compared with the Merrill Lynch 1-3 year Treasury Index and the Lehman Brothers Intermediate Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade Debt Funds category.


                  In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.


                  Evaluations of the Funds' performance and their yield/total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

     Other Performance Information
     -----------------------------


                  From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for its corresponding Fund. This information, for example, may include the Portfolio's diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement,
     (2) paying for children's education, and (3) financially supporting aging parents.

                  Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily; for example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.

                  Information  relating  to inflation  and  its  effects on  the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

                  Information (including charts and illustrations) showing the total return performance for government funds, 6-month CDs and money market funds may be included in Advertisements from time to time.

                  Information regarding the effects of automatic investment and systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                  From time to time the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investment: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.


                             CERTAIN RISK CONSIDERATIONS

                  Although each Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance that any Portfolio will achieve its investment objective, and an investment in a Fund involves certain risks that are described in the sections entitled "Investment Programs" and "Description of Investments" in the Prospectus and "Investment Information" in this SAI.

                                TRUSTEES AND OFFICERS


                  The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds, and (where applicable) their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman.


       Name, Address               Positions Held
       and Age(1)                  With the Trusts            Principal Occupation(s)(2)
       -------------               ---------------            --------------------------


       John Cannon (66)            Trustee of each Trust      President,  AMA Investment  Advisers,
       CDC Associates, Inc.                                   Inc. (registered  investment adviser)
       620 Sentry Parkway                                     (1976 - 1991); Senior  Vice President
       Suite 220                                              AMA    Investment   Advisers,    Inc.
       Blue Bell, PA  19422                                   (1991  -  1993);  President   of  AMA
                                                              Family  Funds  (investment companies)
                                                              (1976    -   1991);    Chairman   and
                                                              Treasurer  of  CDC  Associates,  Inc.
                                                              (registered    investment    adviser)
                                                              (1993 - present)

       Charles DeCarlo (74)        Trustee of each Trust      President Emeritus  of Sarah Lawrence
       33 West 67th Street                                    College;  Chief Executive  Officer of
       New York, NY 10023                                     Xicon Systems (animation company).

       Stanley Egener* (61)        Chairman  of  the  Board,  Partner   of   Neuberger  &   Berman;
                                   Chief Executive  Officer,  President  and Director  of  N&B Man-
                                   and   Trustee   of   each  agement;   Chairman  of   the  Board,
                                   Trust                      Chief  Executive Officer  and Trustee
                                                              of  eight  other   mutual  funds  for
                                                              which N&B Management  acts as invest-
                                                              ment manager or administrator.



       Theresa A. Havell* (49)     President and  Trustee of  Partner of  Neuberger &  Berman; Vice
                                   each Trust                 President   and   Director   of   N&B
                                                              Management; President  and Trustee of
                                                              one other  mutual fund for  which N&B
                                                              Management acts as administrator.

       Barry Hirsch (62)           Trustee of each Trust      Senior  Vice  President,   Secretary,
       Loews Corporation                                      and General Counsel  of Loews  Corpo-
       667 Madison Avenue                                     ration     (diversified     financial
       7th Floor                                              corporation).
       New York, NY 10021








                                       - 34 -






       Name, Address               Positions Held
       and Age(1)                  With the Trusts            Principal Occupation(s)(2)
       -------------               ---------------            --------------------------

       Robert A. Kavesh (68)       Trustee of each Trust      Professor  of  Finance and  Economics
       110 Bleeker Street                                     at  Stern  School  of  Business,  New
       Apt. 24B                                               York  University;   Director  of  Del
       New York, NY 10012                                     Laboratories,  Inc.  and Greater  New
                                                              York Mutual Insurance Co.

       Harold R. Logan (74)        Trustee of each Trust      Chairman of  Comstock Resources, Inc.
       19 Norfield Road                                       (natural  resources  company);   Vice
       Weston, CT 06883                                       Chairman, Retired,  of W.R.  Grace  &
                                                              Co.  (chemicals,  natural  resources,
                                                              and selected consumer services).

       William E. Rulon (63)       Trustee of each Trust      Senior  Vice President  and Secretary
       Foodmaker, Inc.                                        of  Foodmaker,   Inc.  (operator  and
       9330 Balboa Avenue                                     franchisor of restaurants).
       San Diego, CA 92123



       Candace L. Straight (48)    Trustee of each Trust      Managing Director of Head &  Company,
                                                              LLC   (limited    liability   company
       Head & Company, LLC                                    providing   investment  banking   and
       1330 Avenue of the                                     consulting services  to the insurance
       Americas                                               industry);  President   of    Integon
       12th Floor                                             Corporation,   (marketer    of   life
       New York, NY 10019                                     insurance,  annuities,  and  property
                                                              and  casualty insurance),  1990-1992;
                                                              Director  of   Drake  Holdings  (U.K.
                                                              motor insurer).

       Daniel J. Sullivan (56)     Vice  President  of  each  Senior   Vice    President   of   N&B
                                   Trust                      Management    since    1992;    prior
                                                              thereto,   Vice   President  of   N&B
                                                              Management;  Vice President  of eight
                                                              other  mutual  funds  for  which  N&B
                                                              Management    acts    as   investment
                                                              manager or administrator.












                                       - 35 -






       Name, Address               Positions Held
       and Age(1)                  With the Trusts            Principal Occupation(s)(2)
       -------------               ---------------            --------------------------

       Michael J. Weiner (49)      Vice    President     and  Senior   Vice    President   of   N&B
                                   Principal       Financial  Management  since 1992;  Treasurer of
                                   Officer of each Trust      N&B  Management  from 1992  to  1996;
                                                              prior  thereto,  Vice  President  and
                                                              Treasurer   of  N&B   Management  and
                                                              Treasurer  of  certain  mutual  funds
                                                              for  which  N&B Management  acted  as
                                                              investment  adviser;  Vice  President
                                                              and  Principal  Financial Officer  of
                                                              eight  other mutual  funds  for which
                                                              N&B  Management  acts  as  investment
                                                              manager or administrator.

       Claudia A. Brandon (39)     Secretary of each Trust    Vice  President  of  N&B  Management;
                                                              Secretary   of  eight   other  mutual
                                                              funds for which  N&B Management  acts
                                                              as     investment     manager      or
                                                              administrator.

       Richard Russell (49)        Treasurer  and  Principal  Vice  President   of  N&B  Management
                                   Accounting   Officer   of  since 1993;  prior thereto, Assistant
                                   each Trust                 Vice  President  of  N&B  Management;
                                                              Treasurer  and  Principal  Accounting
                                                              Officer of  eight other mutual  funds
                                                              for  which  N&B  Management  acts  as
                                                              investment manager or administrator.

       Stacy Cooper-Shugrue (33)   Assistant  Secretary   of  Assistant   Vice  President   of  N&B
                                   each Trust                 Management    since    1993;    prior
                                                              thereto, employee  of N&B Management;
                                                              Assistant  Secretary  of eight  other
                                                              mutual    funds    for   which    N&B
                                                              Management    acts   as    investment
                                                              manager or administrator.

       C. Carl Randolph (58)       Assistant  Secretary   of  Partner  of Neuberger &  Berman since
                                   each Trust                 1992;  prior   thereto,  employee  of
                                                              Neuberger    &    Berman;   Assistant
                                                              Secretary   of  eight   other  mutual
                                                              funds  for which N&B  Management acts
                                                              as     investment     manager      or
                                                              administrator.

     ______________________________

     (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.


     (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


     * Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Mr. Egener and Ms. Havell are interested persons by virtue of the fact that they are officers and directors of N&B Management and partners of Neuberger & Berman.


                  The Trust's Trust Instrument and Managers Trust's Declaration of Trust each provides that it will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, or by a majority of disinterested trustees, based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


                  For the fiscal year ended October 31, 1995, each Fund and Portfolio paid the following fees and expenses to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger &
     Berman: Neuberger & Berman GOVERNMENT MONEY Fund and Portfolio - $55,340; Neuberger & Berman CASH RESERVES and CASH RESERVES Portfolio - $61,964; Neuberger & Berman ULTRA SHORT Bond Fund and Portfolio - $24,345; and Neuberger & Berman LIMITED MATURITY Bond and Portfolio - $61,636.


                  The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds[SERVICEMARK] has any retirement plan for its trustees or officers.

                                    TABLE OF COMPENSATION
                               FOR FISCAL YEAR ENDED 10/31/95
                               ------------------------------

       Name and Position with        Aggregate Compen-      Total Compensation from
       the Trust                   sation from the Trust    Trusts in the Neuberger &
                                                            Berman Fund Complex Paid
                                                            to Trustees


       John Cannon                        $  9,923                   $20,500
       Trustee                                                 (2 other investment
                                                                    companies)

       Charles DeCarlo                    $ 16,622                   $33,500
       Trustee                                                 (2 other investment
                                                                    companies)

       Stanley Egener                        $0                        $ 0
       Chairman of the Board,                                  (9 other investment
       Chief Executive Officer,                                     companies)
       and Trustee

       Theresa Havell                        $0                        $ 0
       President and Trustee                                   (2 other investment
                                                                    companies)

       Barry Hirsch                       $ 16,622                   $33,500
       Trustee                                                 (2 other investment
                                                                    companies)

       Robert A. Kavesh                   $ 14,887                   $30,500
       Trustee                                                 (2 other investment
                                                                    companies)

       Harold R. Logan                    $ 13,896                   $28,000
       Trustee                                                 (2 other investment
                                                                    companies)

       William E. Rulon                   $ 15,135                   $30,500
       Trustee                                                 (2 other investment
                                                                    companies)

       Candace L. Straight                $ 15,631                   $32,000
       Trustee                                                 (2 other investment
                                                                    companies)



                                       - 38 -







                  INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

     Investment Manager and Administrator
     ------------------------------------

                  Because all of  the Funds' net investable  assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, on behalf of the
     Portfolios, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolios on July 2, 1993.


                  The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to do so.


                  N&B Management  provides to  each Portfolio,  without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers and directors of N&B Management (who also are partners of Neuberger & Berman) presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


                  N&B Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement dated May 1, 1995 ("Administration Agreement"). For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus.


                  Under the Administration Agreement, N&B Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. N&B Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.


                  From time to time, N&B Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.


                  Each Fund listed below and its predecessor accrued advisory or management and administration fees of the stated amounts (before any reimbursement of the Funds, described below) for the fiscal years ended October 31, 1995, 1994, and 1993:


                                  1995           1994           1993
                                  ----           ----           ----

       Government Money         $1,521,937     $1,105,665     $1,550,490

       Cash Reserves            $1,738,424     $1,448,365     $1,322,719

       Ultra Short              $  459,038     $  532,340     $  515,156

       Limited Maturity         $1,522,574     $1,655,333     $1,555,925


                  As noted in the Prospectus under "Management and Admini-stration -- Expenses," N&B Management has voluntarily undertaken to reimburse each Fund other than Government Money for its operating expenses (including the fees under the Administration Agreement) and its pro rata share of its corresponding Portfolio's operating expenses (including its fees under the Management Agreement) -- in each instance excluding interest, taxes, brokerage commissions, and extraordinary expenses -- that exceed, in the aggregate, 0.65% per annum (0.70% per annum for LIMITED MATURITY) of the Fund's average daily net assets. For the fiscal years ended October 31, 1995, 1994, and 1993, N&B Management reimbursed the Funds and their predecessors the following amounts: (1) Cash Reserves $109,113, $171,012, and $284,626, respectively, (2) ULTRA SHORT $196,865,
     $222,161, and $312,724, respectively, and (3) LIMITED MATURITY $32,042, $77,866, and $239,882, respectively.

                  N&B Management can terminate an expense limitation by giving the Fund at least 60 days prior written notice.


                  Prior to May 1, 1995, the shareholder services described above were provided pursuant to a separate agreement between the Trust and N&B Management. As compensation for these services, each Fund paid N&B Management a monthly fee calculated at the annual rate of 0.02% of the average daily net assets of the Fund. Before February 1, 1994, the monthly fee under the shareholder service agreement then in effect was calculated at an annual rate of $6.00 per shareholder account. For these services, each Fund listed below and its predecessor paid and accrued the stated amounts for the period from November 1, 1994 to April 30, 1995 and the fiscal years ended October 31, 1994 and 1993:


                               November 1, 1994
                               to April 30, 1995      1994          1993
                               -----------------      ----          ----

       Government Money             $25,750          $39,595       $35,534

       Cash Reserves                $31,746          $55,583       $42,668

       Ultra Short                  $ 9,038          $21,515       $23,790

       Limited Maturity             $29,447          $55,399       $27,213



                  The  Management  Agreement  continues  with  respect  to  each
     Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

                  The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust if authorized by the Fund Trustees, including a majority of the Independent Trustees. Each Agreement terminates automatically if it is assigned.


                  In addition to the voluntary expense reimbursement noted above and described in the Prospectus under "Management and Administration--Expenses," N&B Management has agreed in the Management Agreement to reimburse each Fund's expenses as follows. If, in any fiscal year, a Fund's Aggregate Operating Expenses (as defined below) exceed the most restrictive expense limitation imposed under the securities laws of the states in which the Fund's shares are qualified for sale ("State Expense Limitation"), then N&B Management will pay to the Fund the amount of that excess, less the amount of any reduction of the administration fee payable by the Fund under a similar State Expense Limitation contained in the Administration Agreement. N&B Management will have no obligation to pay a Fund, however, for any expenses that exceed the pro rata portion of the advisory fees attributable to that Fund's interest in its corre-sponding Portfolio. At the date of this SAI, the most restrictive expense limitation to which the Funds expect to be subject is 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1 1/2% of average net assets over $100 million. For the fiscal year ended October 31, 1995, there were no expense reimbursements required of N&B Management because of the State Expense Limitation.


                  For purposes of the State Expense Limitation, the term "Aggregate Operating Expenses" means a Fund's operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including any fees or expense reimbursements payable to N&B Management and any compensation payable thereto pursuant to (1) the Administration Agreement or (2) any other agreement or arrangement with Managers Trust in regard to the Portfolio, but excluding (with respect to both the Fund and the Portfolio) interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of business).


     Sub-Adviser

                  N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios on July 2, 1993.

                  The   Sub-Advisory  Agreement   provides  in   substance  that
     Neuberger  &  Berman  will  furnish  to  N&B  Management,  upon  reasonable request, such investment recommendations and research as Neuberger & Berman, from time to time, provides to its partners and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds managed by N&B Management.


                  The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees, by a 1940 Act majority vote of the outstanding interests in the Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

                  Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

     Investment Companies Managed
     ----------------------------

                  N&B Management currently serves as investment manager of the following investment companies. As of December 31, 1995, these companies, along with three investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $11.9 billion, as shown in the following list:


                                                                Approximate
                                                               Net Assets at
       Name                                                  December 31, 1995
       -----                                                 -----------------


     Neuberger & Berman Cash Reserves Portfolio  . . . . . . . .  $ 433,504,363
           (investment portfolio for Neuberger & Berman Cash Reserves)

     Neuberger & Berman Government Money Portfolio . . . . . . .  $ 275,569,350
           (investment portfolio for Neuberger & Berman  Government Money
           Fund)

     Neuberger & Berman Limited Maturity Bond Portfolio  . . . .  $ 318,037,698
           (investment  portfolio for Neuberger & Berman Limited Maturity
           Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

     Neuberger & Berman Ultra Short Bond Portfolio . . . . . . .   $102,724,936
           (investment portfolio for Neuberger  & Berman Ultra Short Bond
           Fund and Neuberger & Berman Ultra Short Bond Trust)

     Neuberger & Berman Municipal Money Portfolio  . . . . . . .  $ 152,876,653
           (investment portfolio for Neuberger  & Berman Municipal  Money
           Fund)

     Neuberger & Berman Municipal Securities Portfolio . . . . .   $ 43,859,557
           (investment   portfolio  for  Neuberger   &  Berman  Municipal
           Securities Trust)

     Neuberger & Berman New York Insured Intermediate
           Portfolio   . . . . . . . . . . . . . . . . . . .   $     11,742,945
           (investment portfolio for Neuberger & Berman New York Insured Intermediate Fund)

     Neuberger & Berman Focus Portfolio  . . . . . . . . . . .  $ 1,057,224,027
           (investment portfolio for Neuberger & Berman Focus Fund, Neuberger & Berman Focus Trust, and Neuberger & Berman Focus Assets)

     Neuberger & Berman Genesis Portfolio  . . . . . . . . . . .  $ 152,439,092
           (investment portfolio for Neuberger & Berman Genesis Fund and Neuberger & Berman Genesis Trust)

     Neuberger & Berman Guardian Portfolio . . . . . . . . .    $ 5,321,221,497
           (investment portfolio for Neuberger & Berman Guardian Fund, Neuberger & Berman Guardian Trust, and Neuberger & Berman Guardian Assets)

     Neuberger & Berman International Portfolio  . . . . . . .   $   33,320,099
           (investment  portfolio for  Neuberger  &  Berman International
           Fund)

     Neuberger & Berman Manhattan Portfolio  . . . . . . . . .  $   638,295,408
           (investment portfolio for Neuberger & Berman Manhattan Fund, Neuberger & Berman Manhattan Trust, and Neuberger & Berman Manhattan Assets)

     Neuberger & Berman Partners Portfolio . . . . . . . . . .  $ 1,741,742,815
           (investment portfolio for Neuberger & Berman Partners Fund, Neuberger & Berman Partners Trust, and Neuberger & Berman Partners Assets)

     Neuberger & Berman Socially Responsive Portfolio    . . .  $    115,240,931
           (investment   portfolio  for   Neuberger  &   Berman  Socially
           Responsive  Fund,  Neuberger  &  Berman   Socially  Responsive
           Trust,  and  Neuberger  &  Berman  NYCDC  Socially  Responsive
           Trust)

     Advisers Managers Trust (six series)  . . . . . . . . . .  $ 1,306,566,805


                  In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Ivestment Fund, Inc., and AHA Full Maturity, with assets of
     $64,302,128,  $99,396,468 and  $26,077,793, respectively,  at  December 31,
     1995.


                  The investment decisions concerning the Portfolios and the other funds and portfolios managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ.


                  There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated as to amounts in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

     Management and Control of N&B Management
     ----------------------------------------

                  The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theresa A. Havell, Vice President and director; Irwin Lainoff, director; Marvin C. Schwartz, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Robert Conti, Treasurer; William Cunningham, Vice

     President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael M. Kassen, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice
     President;  Frederick B.  Soule,  Vice  President;  Judith  M.  Vale,  Vice
     President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Patrick T. Byrne, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul Metzger, Assistant Vice President; Susan Switzer, Assistant Vice President; Susan Walsh, Assistant Vice President; and Celeste Wischerth, Assistant Vice President. Messrs. Cantor, Egener, Lainoff, Schwartz, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Havell and Prindle are general partners of Neuberger & Berman.

                  Ms. Havell and Mr. Egener are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon and Cooper-Shugrue are officers, of each Trust. C. Carl Randolph, a general partner of Neuberger & Berman, also is an officer of each Trust.

                  All of the outstanding voting stock in N&B Management is owned by persons who are also general partners of Neuberger & Berman.

                              DISTRIBUTION ARRANGEMENTS

                  N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.


                  The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to a Fund's shareholders, through use of its shareholder list, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer to the Funds' shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.


                  The Trust,  on behalf of  each Fund, and  the Distributor  are parties to a Distribution Agreement that continues until July 2, 1996. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement.

                           ADDITIONAL PURCHASE INFORMATION

     Automatic Investing and Dollar Cost Averaging
     ---------------------------------------------

                  Shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which N&B Management serves as investment manager (subject to a minimum monthly investment of $100) or
     (2) withdrawals from the shareholder's checking account (in which case the minimum monthly investment is $100). A shareholder who elects to parti-cipate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger & Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.


                  Automatic investing  enables a shareholder in  ULTRA SHORT and
     LIMITED MATURITY to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of shares in those Funds generally will be lower than it would be if the shareholder purchased a fixed number of shares at pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


                           ADDITIONAL EXCHANGE INFORMATION

                  As more fully set forth in the section of the Prospectus entitled "Exchanging Shares," shareholders may exchange at least $1,000 worth of a Fund's shares and invest the proceeds in shares of one or more of the other Funds or the Other N&B Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

     EQUITY FUNDS
     -------------

       Neuberger & Berman      Seeks long-term capital appreciation through
       Focus Fund              investments principally in common stocks
                               selected from 13 multi-industry economic sectors. The corresponding portfolio uses a value-oriented approach to select individual securities and then focuses its investments in the sectors in which the undervalued stocks are clustered. Through this approach, 90% or more of the portfolio's investments are normally made in not more than six sectors.

       Neuberger & Berman      Seeks capital appreciation through investments
       Genesis Fund            principally in common stocks of companies with
                               small market capitalizations, up to $750 million. The corresponding portfolio uses a value-oriented approach to the selection of individual securities.

       Neuberger & Berman      Seeks capital appreciation through investments
       Guardian Fund           primarily in a large number of common stocks of
                               long-established, high-quality companies that
                               N&B Management believes are well-managed. The corresponding portfolio uses a value-oriented approach to the selection of individual securi-ties. Current income is a secondary objective.
                               The fund (or its predecessor) has paid its shareholders an income dividend every quarter, and a capital gain distribution every year, since its inception in 1950, although there can be no assurance that it will be able to con-tinue to do so.

       Neuberger & Berman      Seek long-term capital appreciation through
       International Fund      investments primarily in a diversified
                               portfolio of equity securities of foreign issuers. Assets will be allocated among economically mature countries and emerging industrialized countries.

       Neuberger & Berman      Seeks capital appreciation, without regard to
       Manhattan Fund          income, through investments generally in
                               securities of medium- to large-capitalization companies that N&B Management believes have the maximum potential for increasing total NAV.
                               The corresponding portfolio's "growth at a reasonable price" investment approach involves greater risks and share price volatility than programs that invest in more conservative securities.

       Neuberger & Berman      Seeks capital growth through an investment
       Partners Fund           approach that is designed to increase capital
                               with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals such as low price-to-earnings ratios, consistent cash flow and the company's track record through all parts of the market cycle. The corresponding portfolio uses the value oriented investment approach to the selection of individual securities.

       Neuberger & Berman      Seeks long-term capital appreciation by
       Socially Responsive     investing primarily in securities of companies
       Fund                    that meet both financial and social criteria.

       MUNICIPAL FUNDS
       ----------------

       Neuberger & Berman      A money market fund seeking the maximum current
       Municipal Money Fund    income exempt from federal income tax
                               consistent with safety and liquidity. Through its corresponding portfolio, the fund invests in high quality, short-term tax-exempt munici-pal securities. It seeks to maintain a constant purchase and redemption price of $1.00.


       Neuberger & Berman A short- to intermediate-term bond fund seeking Municipal Securities high current tax-exempt income with low risk to
       Trust                   principal,   limited  price   fluctuation,   and
                               liquidity;   and  secondarily,   total   return.
                               Through its corresponding portfolio, the fund invests in municipal securities rated A or better.

       Neuberger & Berman      An intermediate-term bond fund which seeks a
       New York Insured        high level of current income exempt from
       Intermediate Fund       federal income tax and New York State and New
                               York City personal income taxes, consistent with preservation of capital.




                  Any Fund described herein, and any of the Other N&B Funds, may terminate or modify its exchange privilege in the future.


                  Fund shareholders who are considering exchanging shares into any of the funds listed above should note that (1) like the Funds, the Municipal Funds listed above are series of the Trust, (2) the Equity Funds listed above are series of a Delaware business trust (named "Neuberger & Berman Equity Funds") that is registered with the SEC as an open-end management investment company, (3) each series of the Trust invests all its net investable assets in the corresponding portfolio of Managers Trust, (4) Neuberger & Berman International Fund is a series of
     Neuberger & Berman Equity Funds that invests all of its net investable assets in Neuberger & Berman International Portfolio, a series of Global Managers Trust, an open-end management investment company that is managed by N&B Management, and (5) each of the other series of Neuberger & Berman Equity Funds invests all of its net investable assets in a corresponding portfolio of Equity Managers Trust, an open-end management investment company that is managed by N&B Management. Each such portfolio has an investment objective identical to that of its corresponding fund and invests in accordance with investment policies and limitations identical to those of that fund.


                  Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. In this regard, it should be noted that the Municipal Funds (each of which is a separate series of the Trust) share a prospectus with the Funds, while the Equity Funds share a separate prospectus. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.


                  There  can  be no  assurance  that  CASH RESERVES,  GOVERNMENT
     MONEY, or MUNICIPAL MONEY, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                          ADDITIONAL REDEMPTION INFORMATION

     Suspension of Redemptions
     -------------------------


                  The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed (other than weekend and holiday closings),
     (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Fund's shareholders; pro-vided that applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

     Redemptions in Kind
     -------------------


                  Each Fund reserves the right, under certain conditions, to honor any request for redemption, or a combination of requests from the same shareholder in any 90-day period, totalling $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part by securities valued as described under "Account and Share Information -- Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses in converting those securities into cash and will be subject to fluctuations in the market price of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determine that it would be in the best interests of a Fund's shareholders as a whole. Redemptions in kind will be made with readily marketable securities to the extent possible.

                          DIVIDENDS AND OTHER DISTRIBUTIONS


                  Each Fund distributes to its shareholders amounts equal to substantially all of its proportionate share of any net investment income (after deducting expenses incurred directly by the Fund), net capital gains (both long-term and short-term), and net gains from foreign currency transactions earned or realized by its corresponding Portfolio. Government Money and Cash Reserves calculate their net investment income and share price as of noon (Eastern time) on each Business Day; the other Funds calculate their net investment income and share price as of the close of regular trading on the NYSE on each Business Day (currently 4 p.m. Eastern time). Shares of Government Money and Cash Reserves begin earning income dividends on the Business Day the proceeds of the purchase order are converted into "federal funds" and continue to earn dividends through the Business Day before they are redeemed; shares of the other Funds begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Dividends declared for each month are paid on the last Business Day of the month.


                  A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include realized gains and losses, which are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December. Income dividends are declared daily and paid monthly.


                  Dividends and other distributions, if any, are automatically reinvested in additional shares of the distributing Fund, unless and until the shareholder elects to receive them in cash ("cash election"). Share-holders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.


                  A cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will be automatically reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing of his or her correct address and requests in writing that the cash election be reinstated.

                              ADDITIONAL TAX INFORMATION

     Taxation of the Funds
     ---------------------

                  In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and, for LIMITED MATURITY, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- (i) Hedging Instruments (other than those on foreign currencies) or (ii) foreign currencies or Hedging Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.

                  The Funds have received rulings from the Internal Revenue Service ("Service") that each Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC. The Funds also have received rulings from the Service that no Fund will recognize gain or loss upon the transfer of property to a Portfolio in exchange for an interest in the Portfolio.

                  Each Fund  will be subject  to a nondeductible  4% excise  tax
     ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


                  See the next section for a discussion of the tax consequences to ULTRA SHORT and LIMITED MATURITY of hedging and certain other trans-actions engaged in by their corresponding Portfolios.

     Taxation of the Portfolios
     --------------------------

                  The Portfolios have received rulings from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, will be required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also will not be subject to Delaware or New York income or franchise tax.


                  Because each Fund will be deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.


                  Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolio. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.


                  Dividends and interest received by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


                  The use by Neuberger & Berman ULTRA SHORT Bond Portfolio and Neuberger & Berman LIMITED MATURITY Bond Portfolio of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. For each of these Portfolios, income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in Hedging Instruments derived with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income

     Requirement. However, income from the disposition by a Portfolio of Hedging Instruments (other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to a Portfolio's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.


                  If Neuberger & Berman ULTRA SHORT Bond Portfolio or Neuberger & Berman LIMITED MATURITY Bond Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each of these Portfolios will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.


                  Exchange-traded Futures Contracts and listed options thereon constitute "Section 1256 contracts." Section 1256 contracts are required to be marked to market (that is, treated as having been sold at market value) at the end of a Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss.


                  Neuberger & Berman LIMITED  MATURITY Bond Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), a price less than the amount of the issue price plus accrued OID) ("municipal market discount
     bonds").   If  a  bond's  market  discount is  less  than  the  product  of
     (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Portfolio (other than a bond with a fixed maturity date within one year from its issuance), gener-ally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the Portfolio may elect to include market discount in its gross income cur-rently, for each taxable year to which it is attributable.


                  Each Portfolio may acquire zero coupon or other securities issued with OID. As a holder of those securities, each Portfolio (and, through it, its corresponding Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus its share of its corresponding Portfolio's accrued
     OID) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its proportionate share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the dispo-sition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Portfolio's ability to sell other securities, or certain Hedging Instruments, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

     Taxation of the Funds' Shareholders
     -----------------------------------

                  If shares of ULTRA SHORT or LIMITED MATURITY are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares of either of those Funds are purchased shortly before the record date for a dividend or other distribution, the purchaser will receive some portion of the purchase price back as a taxable distribution.


                  Each Fund  is required to  withhold 31% of  all dividends  and capital gain distributions, and each of ULTRA SHORT and LIMITED MATURITY is required to withhold 31% of redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

                  As described under "How to Sell Shares" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account or a qualified retirement plan (including a simplified employee pension plan, self-employed individual retirement plan (so-called "Keogh plan"), corporate profit-sharing and money purchase pension plan, section 401(k) plan, and section 403(b)(7) account), the Fund's payment of the redemption proceeds to the accountholder may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.

                          VALUATION OF PORTFOLIO SECURITIES

                  Each of Neuberger & Berman Government Money Portfolio and Neuberger & Berman Cash Reserves Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securi-ties at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Funds' reliance on Rule 2a-7 and the Portfolios' use of that valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                                PORTFOLIO TRANSACTIONS

                  Purchases and  sales  of portfolio  securities  generally  are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios usually do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities typically includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.


                  In purchasing  and selling portfolio securities  other than as described above (for example, in the secondary market), each Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. N&B Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or N&B Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although no Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any dealer in connection with the acquisition of securities in underwritings.


                  During the fiscal year ended October 31, 1995, Neuberger & Berman ULTRA SHORT Bond Portfolio acquired securities of the following "regular brokers or dealers" (as defined in the 1940 Act): Canadian Imperial Bank of Commerce, Goldman, Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., and Morgan Stanley & Co. Inc. At October 31, 1995, that Portfolio held none of the securities of its "regular brokers or dealers."


                  During the fiscal year ended October 31, 1995, Neuberger & Berman LIMITED MATURITY Bond Portfolio acquired securities of the following "regular brokers or dealers": Canadian Imperial Bank of Commerce. At October 31, 1995, that Portfolio held none of the securities of its "regular brokers or dealers."


                  During the fiscal year ended October 31, 1995, Neuberger & Berman Cash Reserves Portfolio acquired securities of the following "regular brokers or dealers": Canadian Imperial Bank of Commerce, Goldman, Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Morgan Stanley & Co. Inc.; at October 31, 1995, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Goldman Sachs & Co.: $5,862,022 and Morgan Stanley & Co.
     Inc.: $5,931,360.


                  During the fiscal year ended October 31, 1995, Neuberger & Berman Government Money Portfolio acquired none of the securities of its "regular brokers or dealers." At October 31, 1995, that Portfolio held none of the securities of its "regular brokers or dealers."


           No affiliate of any Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. No Portfolio effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

     Portfolio Turnover
     ------------------

                  The portfolio turnover rate is the lesser of the cost of the securities purchased or the value of the securities sold, excluding all securities, including options, whose maturity or expiration date at the time of acquisition was one year or less, divided by the average monthly value of such securities owned during the year.

                               REPORTS TO SHAREHOLDERS

                  Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.

                             CUSTODIAN AND TRANSFER AGENT

                  Each Fund and Portfolio has selected State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. All correspondence should be mailed to Neuberger & Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. That company also serves as each Fund's transfer agent and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distri-butions through its Boston Service Center.

                                INDEPENDENT AUDITORS

                  Each Fund and Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

                                    LEGAL COUNSEL

                  Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036, as its legal counsel.

                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


                  The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at January 31, 1996:

                                                                  Percentage of
                                                                  Ownership at
                               Name and Address                   January 31, 1996
                               ----------------                   ----------------


       GOVERNMENT MONEY:       Neuberger & Berman*                      72.65%
                               605 Third Avenue
                               New York, NY 10158-3698

       CASH RESERVES:          Neuberger & Berman*                      56.41%
                               605 Third Avenue
                               New York, NY 10158-3698

       ULTRA SHORT:            Charles Schwab & Co., Inc.*              27.02%
                               101 Montgomery Street
                               San Francisco, CA 94104-4122

       LIMITED MATURITY:       Charles Schwab & Co., Inc.*              29.64%
                               101 Montgomery Street
                               San Francisco, CA 94104-4122

                               Nationwide Life Insurance Plan           8.60%
                               QPVA
                               c/o IPO CO 67
                               P.O. Box 182029
                               Columbus, Ohio  43218-2029

     __________________________________

     * Charles Schwab & Co., Inc. and Neuberger & Berman hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policies to maintain the confidentiality of holdings in client accounts unless disclosure is expressly required by law.

           At January 31, 1996, the trustees and officers of the Trust, as a group, owned beneficially or of record less than one percent of the outstanding shares of each Fund.

                                REGISTRATION STATEMENT

                  This SAI and the Prospectus do not contain all the infor-mation included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the

     Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

                  Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                FINANCIAL STATEMENTS

                  The following  financial statements and  related documents are
     incorporated  herein  by   reference  to  the  Funds'   Annual  Report   to
     Shareholders for the fiscal year ended October 31, 1995:


           The audited financial statements of the Funds and Portfolios and notes thereto for the fiscal year ended October 31, 1995, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements.

                                                                      Appendix A

                                RATINGS OF SECURITIES

           S&P corporate bond ratings:

           AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

           AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

           A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

           BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

           BB, B - Bonds rated BB or B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation. While these bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


           BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.


           B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

           Plus (+) or  Minus (-):   The ratings  above may  be modified by  the
     addition of a plus or minus sign to show relative standing within major categories.

           Moody's corporate bond ratings:
           -------------------------------

           Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes that can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

           A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

           Baa - Bonds which are rated Baa are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


           B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


           MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

           S&P commercial paper ratings:

           A-1  - This  highest category  indicates  that  the degree  of safety
     regarding timely payment  is strong.   Those issues  determined to  possess
     extremely strong safety characteristics are denoted with a plus sign (+).

           A-2  - This  designation  denotes satisfactory  capacity  for  timely
     payment.   However, the relative  degree of safety  is not  as high as  for issues designated A-1.

           Moody's commercial paper ratings:

           Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promis-sory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     -     Leading market positions in well-established industries.

     -     High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

           Issuers rated Prime-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promis-sory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and
     coverage  ratios,  while  sound,  will   be  more  subject  to   variation.
     Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                                                      Appendix B

               THE ART OF INVESTMENT: A CONVERSATION WITH ROY NEUBERGER

     The Art of Investing:
     A Conversation with Roy Neuberger

                                     "I  firmly believe  that if  you want
                                     to  manage your  own money,  you must
                                     be a  student of the market.   If you
                                     are  unwilling or unable  to do that,
                                     find  someone  else  to  manage  your
                                     money for you."


                                                 NEUBERGER & BERMAN

             [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

     [PICTURE OF ROY NEUBERGER]



                        During  my more  than  sixty-five  years of
                  buying and selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                                 \s\ Roy R. Neuberger



                                      YOU'VE BEEN ABLE TO CONDENSE SOME OF THE
                                      CHARACTERISTICS OF SUCCESSFUL INVESTING INTO
                                      FIVE "RULES."  WHAT ARE THEY?

                                      Rule #1: Be flexible.  My philosophy has
                                      necessarily changed from time to time because
                                      of events and because of mistakes.  My views
                                      change as economic, political, and
                                      technological changes occur both on and
                                      sometimes off our planet.  It is imperative
                                      that you be willing to change your thoughts to
                                      meet new conditions.


                                      Rule #2: Take your temperament into account.
                                      Recognize whether you are by nature very speculative or just the opposite - fearful, timid of taking risks. But in any event --

       Diversify your investments,    Rule #3: Be broad-gauged. Diversify your
       make sure that some of your    investments, make sure that some of your
       principal is kept safe, and    principal is kept safe, and try to increase
       try to increase your income    your income as well as your capital.
       as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]






                                      Rule #4: Always remember there are many ways to
                                      skin a cat! Ben Graham and David Dodd did it by
                                      understanding basic values.  Warren Buffet
                                      invested his portfolio in a handful of long-
                                      term holdings, while staying involved with the
                                      companies' managements.  Peter Lynch chose to
                                      understand, first-hand, the products of many
                                      hundreds of the companies he invested in.
                                      George Soros showed his genius as a hedge fund
                                      investor who could decipher world currency
                                      trends.  Each has been successful in his own
                                      way. But to be successful, remember to



                                        - 2 -








                                      Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                            A. Dig for yourself.
                                            B. Be from Missouri.
                                            C. If it sounds too good to be true, it
                                            probably is.


                                      IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                      GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW THE
                                      MARKET BEHAVES?

                                      Every decade that I've been involved with Wall
                                      Street has a nuance of its own, an economic and
                                      social climate that influences investors.  But
                                      generally, bull markets tend to be longer than
                                      bear markets, and stock prices tend to go up
                                      more slowly and erratically than they go down.
                                      Bear markets tend to be shorter and of greater
                                      intensity.  The market rarely rises or declines
                                      concurrently with business cycles longer than
                                      six months.

                                      AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                      DEFINE VALUE INVESTING?

                                      Value investing means finding the best values -
                                      - either absolute or relative.  Absolute means
                                      a stock has a low market price relative to its
                                      own fundamentals.  Relative value means the
                                      price is attractive relative to the market as a
                                      whole.

                                      COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                      A classic example is a company that has a low
                                      price to earnings ratio, a low price to book
                                      ratio, free cash flow, a strong balance sheet,
                                      undervalued corporate assets, unrecognized
                                      earnings turnaround and is selling at a
                                      discount to private market value.

                                      These characteristics usually lead to companies
                                      that are under-researched and have a high
                                      degree of inside ownership and entrepreneurial
                                      management.



                                        - 3 -






                                      One of my colleagues at Neuberger & Berman says
                                      he finds his value stocks either "under a
                                      cloud" or "under a rock."  "Under a cloud"
                                      stocks are those Wall Street in general doesn't
                                      like, because an entire industry is out of
                                      favor and even the good stocks are being
                                      dropped.  "Under a rock" stocks are those Wall
                                      Street is ignoring, so you have to uncover them
                                      on your own.

                                      ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE
                                      STOCKS?


                                      I'm more interested in longer-term trends in
                                      earnings than short-term trends.  Earnings
                                      gains should be the product of long-term
                                      strategies, superior management, taking
                                      advantage of business opportunities and so on.
                                      If these factors are in their proper place,
                                      short-term earnings should not be of major
                                      concern.  Dividends are an important extra
                                      because, if they're stable, they help support
                                      the price of the stock.

                                      WHAT ABOUT SELLING STOCKS?

                                      Most individual investors should invest for the
                                      long term but not mindlessly.  A sell
                                      discipline, often neglected by investors, is
                                      vitally important.

       "One should fall in love       One should fall in love with ideas, with
       with ideas, with people or     people, or with idealism.  But in my book, the
       with idealism.  But in my      last thing to fall in love with is a particular
       book, the last thing to        security. It is after all just a sheet of paper
       fall in love with is a         indicating a part ownership in a corporation
       particular security."          and its use is purely mercenary.  If you must
                                      love a security, stay in love with it until it
                                      gets overvalued; then let somebody else fall in
                                      love.



                                                [PICTURE OF ROY NEUBERGER]








                                        - 4 -






                                      ANY OTHER ADVICE FOR INVESTORS?

                                      I firmly believe that if you want to manage
                                      your own money, you must be a student of the
                                      market.  If you're unwilling or unable to do
                                      that, find someone else to manage your money
                                      for you.  Two options are a well-managed no-
                                      load mutual fund or, if you have enough assets
                                      for separate account management, a money
                                      manager you trust with a good record.


                                      HOW WOULD YOU DESCRIBE YOUR PERSONAL INVESTING
                                      STYLE?

                                      Every stock I buy is bought to be sold.  The
                                      market is a daily event, and I continually
                                      review my holdings looking for selling
                                      opportunities.  I take a profit occasionally on
                                      something that has gone up in price over what
                                      was expected and simultaneously take losses
                                      whenever misjudgment seems evident. This
                                      creates a reservoir of buying power that can be
                                      used to make fresh judgments on what are the
                                      best values in the market at that time. My
                                      active investing style has worked well for me
                                      over the years, but for most investors I
                                      recommend a longer-term approach.

                                      I tend not to worry very must about the day to
                                      day swings of the market, which are very hard
                                      to comprehend.  Instead, I try to be rather
                                      clever in diagnosing values and trying to win
                                      70 to 80 percent of the time.

                                      YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                      EXPERIENCE WITH THE "GREAT CRASH"?
















                                        - 5 -






                                      The only money I managed in the Panic of 1929
                                      was my own.  My portfolio was down about 12
                                      percent, and I had an uneasy feeling about the
                                      market and conditions in general.  Those were
                                      the days of 10 percent margin.  I studied the
                                      lists carefully for a stock that was overvalued
                                      in my opinion and which I could sell short as a
                                      hedge. I came across RCA at about $100 per
                                      share.  It had recently split 5 for 1 and
                                      appeared overvalued.  There were no dividends,
                                      little income, a low net worth and a weak
                                      financial position.  I sold RCA short in the
                                      amount equal to the dollar value of my long
                                      portfolio.  It proved to be a timely and
                                      profitable move.

                                      HOW DID THE CRASH OF 1929 AFFECT YOUR INVESTING
                                      STYLE?


                                      I am prematurely bearish when the market goes
                                      up for a long time and everybody is happy
                                      because they are richer.  I am very bullish
                                      when the market has gone down perceptibly and I
                                      feel it has discounted any troubles we are
                                      going to have.

                                      HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO
                                      MARKET BEHAVIOR?

                                      There are many factors in addition to economic
                                      statistics or security analysis in a buy or
                                      sell decision.  I believe psychology plays an
                                      important role in the Market.  Some people
                                      follow the crowd in hopes they'll be swept
                                      along in the right direction, but if the crowd
                                      is late in acting, this can be a bad move.

                                      I like to be contrary.  When things look bad, I
                                      become optimistic. When everything looks rosy,
                                      and the crowd is optimistic, I like to be a
                                      seller.  Sometimes I'm too early, but I
                                      generally profit.

                                      AS A RENOWNED ART COLLECTOR, DO YOU FIND
                                      SIMILARITIES BETWEEN SELECTING STOCKS AND
                                      SELECTING WORKS OF ART?






                                        - 6 -






                                      Both are an art, although picking stocks is a
                                      minor art compared with painting, sculpture or
       "When things look bad, I       literature.  I started buying art in the 30s,
       become optimistic.  When       and in the 40s it was a daily, almost hourly
       everything looks rosy, and     occurrence.  My inclination to buy the works of
       the crowd is optimistic, I     living artists comes from Van Gogh, who sold
       like to be a seller."          only one painting during his lifetime.  He died
                                      in poverty, only then to become a legend and
                                      have his work sold for millions of dollars.




                                                [PICTURE OF ROY NEUBERGER]


                                      There are more variables to consider now in
                                      both buying art and picking stocks.  In the
                                      modern stock markets, the heavy use of futures
                                      and options has changed the nature of the
                                      investment world.  In past times, the stock
                                      market was much less complicated, as was the
                                      art world.

                                      Artists rose and fell on their own merits
                                      without a lot of publicity and attention.  As
                                      more and more dealers are involved with
                                      artists, the price of their work becomes
                                      inflated.  So I almost always buy works of
                                      unknown, relatively undiscovered artists,
                                      which, I suppose is similar to value investing.

                                      But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.
















                                        - 7 -






                                      WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN
                                      YOUR LIFE?

                                      Being a founder of Neuberger & Berman and
                                      creating one of the first no-load mutual funds.
                                      I started on Wall Street in 1929, and during
                                      the depression I managed my own money and that
                                      of my clientele.  We all prospered, but I
                                      wanted to have my own firm.  In 1939 I became a
                                      founder of Neuberger & Berman, and for about 10
                                      years we managed money for individuals with
                                      substantial financial assets.  But I also
                                      wanted to offer the smaller investor the
                                      benefits of professional money management, so
                                      in 1950 I created the Guardian Mutual Fund (now
                                      known as the Neuberger & Berman Guardian Fund).
                                      The Fund was kind of an innovation in its time
                                      because it didn't charge a sales commission.  I
                                      thought the public was being overcharged for
                                      mutual funds, so I wanted to create a fund that
                                      would be offered directly to the public without
                                      a sales charge.  Now of course the "no-load"
                                      fund business is a huge industry.  I managed
                                      the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                      YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                      THE OFFICE EVERY DAY TO MANAGE YOUR
                                      INVESTMENTS.  WHY?

                                      I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.

                                      WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT
                                      INVESTING?

                                      Realize that there are opportunities at all
                                      times for the adventuresome investor.  And stay
                                      in good physical condition.  It's a strange
                                      thing.  You do not dissipate your energies by
                                      using them.  Exercise your body and your brain
                                      every day, and you'll do better in investments
                                      and in life.






                                        - 8 -






                                      ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                      Roy Neuberger is a founder of the investment
                                      management firm Neuberger & Berman, and a
                                      renowned value investor.  He is also a
                                      recognized collector of contemporary American
                                      art, much of which he has given away to museums
                                      and colleges across the country.

                                            During the 1920s, Roy studied art in
                                      Paris.  When he realized he didn't possess the
                                      talent to become an artist, he decided to
                                      collect art, and to support this passion, Roy
                                      turned to investing -- a pursuit for which his
                                      talents have proven more than adequate.


                                      A TALENT FOR INVESTING

                                            Roy began his investment career by
                                      joining a brokerage firm in 1929, seven months
                                      before the "Great Crash."  Just weeks before
                                      "Black Monday," he shorted the stock of RCA,
                                      thinking it was overvalued.  He profited from
                                      the falling market and gained a reputation for
                                      market prescience and stock selection that has
                                      lasted his entire career.

                                      NEUBERGER & BERMAN'S FOUNDING

                                            Roy's investing acumen attracted many
                                      people who wished to have him manage their
                                      money.  In 1939, at the age of 36, after
                                      purchasing a seat on the New York Stock
                                      Exchange, Roy founded Neuberger & Berman to
                                      provide money management services to people who
                                      lacked the time, interest or expertise to
                                      manage their own assets.















                                        - 9 -






                                      NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                      GROWTH

                                            Neuberger & Berman has grown through the
                                      years and now manages approximately $30 billion
                                      of equity and fixed income assets, both
                                      domestic and international, for individuals,
                                      institutions, and its family of no-load mutual
                                      funds.  Today, as when the firm was founded,
                                      Neuberger & Berman follows a value approach to
                                      investing, designed to enable clients to
                                      advance in good markets and minimize losses
                                      when conditions are less favorable.















                                            For more complete information about the
                                            Neuberger & Berman Guardian Fund,
                                            including fees and expenses, call
                                            Neuberger & Berman Management at 800-
                                            877-9700 for a free prospectus.  Please
                                            read it carefully, before you invest or
                                            send money.


















                                        - 10 -
























                                                  Neuberger & Berman Management
                                                  Inc.[SERVICE MARK]

                                                        605 Third Avenue, 2nd Floor
                                                        New York, NY  10158-0006
                                                        Shareholder Services
                                                        (800) 877-9700

                                                        [COPYRIGHT SYMBOL]1995
                                                        Neuberger & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS






















                                        - 11 -






     _________________________________________________________________

                  NEUBERGER & BERMAN MUNICIPAL FUNDS AND PORTFOLIOS

                         STATEMENT OF ADDITIONAL INFORMATION

                                 DATED MARCH 1, 1996




       Neuberger & Berman                                   Neuberger & Berman
       Municipal Money Fund                                 Municipal Securities Trust
       (and Neuberger & Berman Municipal Money Portfolio)   (and Neuberger & Berman Municipal Securities
                                                            Portfolio)

                                                   Neuberger & Berman
                                           New York Insured Intermediate Fund
                                            (and Neuberger & Berman New York
                                             Insured Intermediate Portfolio)




                                No-Load Mutual Funds
                 605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                                Toll-Free 800-877-9700

     _________________________________________________________________


                  Neuberger & Berman Municipal Money Fund ("Municipal Money"), Neuberger & Berman Municipal Securities Trust ("Municipal Securities"), and Neuberger & Berman New York Insured Intermediate Fund ("New York Insured Intermediate") (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated March 1, 1996. The above-named Funds invest all of their net investable assets in Neuberger & Berman Municipal Money Portfolio, Neuberger & Berman Municipal Securities Portfolio, and Neuberger & Berman New York Insured Intermediate Portfolio (each a "Portfolio"), respectively.


                  The  Funds'  Prospectus,  which  is  also the  prospectus  for certain taxable fixed income funds managed by Neuberger & Berman Management Incorporated ("N&B Management"), provides the basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

                  This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                  No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                  TABLE OF CONTENTS

INVESTMENT INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .       5
           Investment Policies and Limitations   . . . . . . . . . . . .       5
           Investment  Programs  of  Both  Neuberger  & Berman  Municipal
                  Money   Portfolio  and  Neuberger   &  Berman  Municipal
                  Securities Portfolio . . . . . . . . . . . . . . . . .      12
           Investment Program of  Neuberger & Berman Municipal Securities
                  Portfolio  . . . . . . . . . . . . . . . . . . . . . .      13
           Investment   Approach  of   Neuberger   &   Berman   Municipal
                  Securities Portfolio  and Neuberger  &  Berman New  York
                  Insured Intermediate Portfolio . . . . . . . . . . . .      14
           Municipal Bond Insurance (Neuberger  & Berman New York Insured
                  Intermediate Portfolio). . . . . . . . . . . . . . . . .    15
           Theresa A. Havell and    Clara Del Villar - Co-Portfolio
                  Managers of the Portfolios . . . . . . . . . . . . . . .    16
           Types of Municipal Obligations  . . . . . . . . . . . . . . . .    17
           Yield and Price Characteristics of Municipal Obligations  . . .    20
           Investment in Taxable Securities  . . . . . . . . . . . . . . .    21
           Additional  Techniques for  Purchasing  and  Selling Municipal
                  Obligations and Taxable Securities . . . . . . . . . . .    23
           Risks of Fixed Income Securities  . . . . . . . . . . . . . . .    33

PERFORMANCE INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . .    35
           Yield Calculations  . . . . . . . . . . . . . . . . . . . . . .    35
           Tax Equivalent Yield  . . . . . . . . . . . . . . . . . . . . .    36
           Total Return Computations   . . . . . . . . . . . . . . . . . .    37
           Comparative Information   . . . . . . . . . . . . . . . . . . .    38
           Other Performance Information   . . . . . . . . . . . . . . . .    39

CERTAIN RISK CONSIDERATIONS  . . . . . . . . . . . . . . . . . . . . . . .    40
           New York City   . . . . . . . . . . . . . . . . . . . . . . . .    42
           New York State  . . . . . . . . . . . . . . . . . . . . . . . .    43
           Puerto Rico   . . . . . . . . . . . . . . . . . . . . . . . . .    44

TRUSTEES AND OFFICERS  . . . . . . . . . . . . . . . . . . . . . . . . . .    44

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES  . . . . . . . . . . . .    50
           Investment Manager and Administrator  . . . . . . . . . . . . .    50
           Sub-Adviser   . . . . . . . . . . . . . . . . . . . . . . . . .    53
           Investment Companies Managed  . . . . . . . . . . . . . . . . .    55
           Management and Control of N&B Management  . . . . . . . . . . .    57

DISTRIBUTION ARRANGEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .    58

ADDITIONAL PURCHASE INFORMATION  . . . . . . . . . . . . . . . . . . . . .    58
           Automatic Investing and Dollar Cost Averaging   . . . . . . . .    58

ADDITIONAL EXCHANGE INFORMATION  . . . . . . . . . . . . . . . . . . . . .    59

ADDITIONAL REDEMPTION INFORMATION  . . . . . . . . . . . . . . . . . . . .    62
           Suspension of Redemptions   . . . . . . . . . . . . . . . . . .    62

           Redemptions in Kind   . . . . . . . . . . . . . . . . . . . . .    63

DIVIDENDS AND OTHER DISTRIBUTIONS  . . . . . . . . . . . . . . . . . . . .    63

ADDITIONAL TAX INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .    64
           Taxation of the Funds   . . . . . . . . . . . . . . . . . . . .    64
           Taxation of the Portfolios  . . . . . . . . . . . . . . . . . .    65
           Taxation of the Funds' Shareholders   . . . . . . . . . . . . .    68

VALUATION OF PORTFOLIO SECURITIES
           (Municipal Money)   . . . . . . . . . . . . . . . . . . . . . .    70

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . .    70
           Portfolio Turnover  . . . . . . . . . . . . . . . . . . . . . .    71

REPORTS TO SHAREHOLDERS  . . . . . . . . . . . . . . . . . . . . . . . . .    71

CUSTODIAN AND TRANSFER AGENT . . . . . . . . . . . . . . . . . . . . . . .    71

INDEPENDENT AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . . .    72

LEGAL COUNSEL  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    72

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES  . . . . . . . . . . .    72

REGISTRATION STATEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .    73

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .    73

Appendix A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    74
           RATINGS OF MUNICIPAL OBLIGATIONS AND COMMERCIAL PAPER   . . . .    74

Appendix B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    77
           THE ART OF INVESTMENT:
                          A CONVERSATION WITH ROY NEUBERGER  . . . . . . .    77

                                INVESTMENT INFORMATION

                  Each Fund is a separate series of Neuberger & Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


                  The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval, each Fund intends to notify its shareholders before changing its investment objective or implementing any material change in any non-fundamental policy or limitation. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. This vote is required by the Investment Company Act of 1940 ("1940 Act") and is referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

     Investment Policies and Limitations
     -----------------------------------

                  Municipal Money  and Municipal  Securities have the  following
     fundamental  investment  policy,  to   enable  them  to  invest   in  their
     corresponding Portfolios:

           Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

                  New York Insured Intermediate has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:


           Notwithstanding any other investment policy or limitation of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substan-tially the same investment objective, policies, and limita-tions as the Fund.


                  All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.


                  For purposes of the investment limitation on concentration in particular industries, N&B Management identifies the "issuer" of a municipal obligation that is not a general obligation note or bond by the obligation's characteristics. The most significant of these character-istics is the source of funds for the payment of principal and interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under a Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets a Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee.


                  Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.


                  The  fundamental  investment   policies  and  limitations   of
     Neuberger & Berman Municipal Money and Neuberger & Berman Municipal Securities Portfolios are as follows:

                  1. Borrowing. Neither Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase transactions for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                  2.    Commodities.     Neuberger  &   Berman  Municipal  Money
     Portfolio may not purchase commodities or contracts thereon, except that it may purchase the securities of issuers that own interests in any of the foregoing. Neuberger & Berman Municipal Securities Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit Neuberger & Berman Municipal Securities Portfolio from purchasing futures contracts or options (including options on futures con-tracts, but excluding options or future contracts on physical commodities) or from investing in securities of any kind.

                  3. Diversification. Neither Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities")) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.


                  4. Industry Concentration. Neither Portfolio may invest 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) U.S. Government and Agency Securities,
     (ii) municipal securities, or (iii) certificates of deposit ("CDs") or bankers' acceptances issued by domestic banks.



                  5. Lending. Neither Portfolio may lend any securities or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations (i) through the purchase of a portion of an issue of debt securities and (ii) by engaging in repurchase agreements.


                  6.    Real  Estate.    Neither  Portfolio  may  purchase  real
     estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

                  7.    Senior Securities.   Neither Portfolio  may issue senior
     securities, except as permitted under the 1940 Act.


                  8. Underwriting. Neither Portfolio may underwrite securi-ties of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

                  The non-fundamental investment policies and limitations of Neuberger & Berman Municipal Money and Neuberger & Berman Municipal Securities Portfolios are as follows:

                  1. Geographic Concentration. Neither Portfolio will invest 25% or more of its total assets in securities issued by govern-mental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

                  2.    Illiquid Securities.    Neither Portfolio  may  purchase
     any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                  3. Unseasoned Issuers. Neither Portfolio currently intends to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of a Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. This restriction does not apply to asset-backed securities.


                  4. Ownership of Portfolio Securities by Officers and Trustees. Neither Portfolio may purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.






                  5. Investments in Other Investment Companies. Neither Portfolio may purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                  6.    Oil and Gas Programs.   Neither Portfolio may invest  in
     participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

                  7.    Borrowing.   Neither Portfolio  may purchase  securities
     if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

                  8.    Lending.   Except for  the purchase  of debt  securities
     and engaging in repurchase agreements, neither Portfolio may make any loans other than securities loans.


                  9. Margin Transactions. Neither Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger & Berman Municipal Securities Portfolio, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

                  10. Short Sales. Neither Portfolio may sell securities short, unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. For Neuberger & Berman Municipal Securities Portfolio, transactions in futures contracts and options shall not constitute selling securities short.

                  11. Puts, Calls, Straddles, or Spreads. Neither Portfolio may invest in puts, calls, straddles, spreads, or any combination thereof, except that a Portfolio may purchase securities with rights to put the securities to the seller in accordance with its investment program, and Neuberger & Berman Municipal Securities Portfolio may purchase options on interest-rate futures contracts. Neuberger & Berman Municipal Securities Portfolio does not construe the foregoing limitation to preclude it from purchasing or selling options on futures contracts, and neither Portfolio construes the limitation to preclude it from purchasing securities with rights to put the security to the issuer or a guarantor.

                  12. Real Estate Limited Partnerships. Neither Portfolio may invest in real estate limited partnerships.

                  The   fundamental  investment  policies   and  limitations  of
     Neuberger & Berman New York Insured Intermediate Portfolio are as follows:


                  1. Borrowing. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase transactions for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.


                  2. Commodities. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.


                  3. Industry Concentration. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to U.S. Government and Agency Securities. State and local governments, their agencies and instrumentalities, including multi-state agencies, are not considered part of any "industry."


                  4. Lending. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations (i) through the purchase of debt securities and (ii) by engaging in repurchase agreements.


                  5. Real Estate. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.


                  6.    Senior Securities.   The Portfolio may not  issue senior
     securities, except as permitted under the 1940 Act.


                  7. Underwriting. The Portfolio may not engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

                  The non-fundamental investment policies and limitations of Neuberger & Berman New York Insured Intermediate Portfolio are as follows:


                  1. Diversification. At the close of each quarter of the Portfolio's taxable year, (i) not more than 25% of its total assets may be invested in the securities of a single issuer and (ii) with regard to at least 50% of its total assets, not more than 5% of its total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government and Agency Securities.


                  2.    Illiquid  Securities.   The Portfolio  may  not purchase
     any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.


                  3. Unseasoned Issuers. The Portfolio currently does not intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. This restriction does not apply to asset-backed securities.


                  4. Ownership of Portfolio Securities by Officers and Trustees. The Portfolio may not purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust, and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.


                  5. Investments in Other Investment Companies. The Portfolio may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.


                  6.    Oil and Gas Programs.   The Portfolio may not  invest in
     participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

                  7.    Borrowing.   The Portfolio may  not purchase  securities
     if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.


                  8.    Lending.   Except for  the purchase  of debt  securities
     and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.


                  9. Margin Transactions. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the
     Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


                  10. Short Sales. The Portfolio may not sell securities short, unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. Transactions in futures contacts and options shall not constitute selling securities short.


                  11. Real Estate Limited Partnerships. The Portfolio may not invest in real estate limited partnerships.


     Investment Programs of Both Neuberger & Berman Municipal Money Portfolio and Neuberger & Berman Municipal Securities Portfolio
     ------------------------------------------------------------------------


                  Neuberger & Berman Municipal Money Portfolio and Neuberger & Berman Municipal Securities Portfolio invest in municipal obligations which are issued by or on behalf of states (as used herein, including the District of Columbia), territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities, and which pay interest that is exempt from federal income tax.

                  Ordinarily,  Neuberger  &  Berman  Municipal  Money  Portfolio
     invests only in high-quality municipal obligations with remaining maturities of 397 days or less. Neuberger & Berman Municipal Securities Portfolio, as a fundamental policy, invests at least 80%, and intends to invest substantially all, of its total assets in municipal obligations. Each Portfolio, however, temporarily may invest any part of its total assets in taxable securities to maintain a "defensive" posture when, in N&B Management's opinion, market conditions warrant. See "Investment Information -- Investment in Taxable Securities."

     Investment Program of Neuberger & Berman Municipal Securities Portfolio.
     ------------------------------------------------------------------------


                  Neuberger & Berman  Municipal Securities Portfolio invests  in
     (1) municipal bonds, notes, and instruments receiving any of the three highest ratings assigned by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"), (2) unrated municipal obligations that N&B Management determines are of comparable quality to rated municipal obligations  of  the same  type  in  which the  Portfolio  may  invest, and
     (3) municipal obligations backed by the full faith and credit of the United States. During periods of rising or falling interest rates, the Portfolio may seek to hedge all or part of its portfolio against related changes in securities prices by buying or selling interest-rate futures contracts (with bond index futures contracts, "Futures" or "Futures Contracts") and options thereon. See "Investment Information -- Futures Contracts and Options Thereon (Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio)."


                  The dollar-weighted average maturity of the Portfolio's investment portfolio will not exceed twelve years. For this purpose, variable or floating rate securities are deemed to mature at their next interest adjustment date, and securities accompanied by a put are deemed to mature at the next put exercise date. See "Investment Information -- Variable or Floating Rate Securities; Demand Features." Positions in Futures Contracts (long or short) are reflected in average portfolio maturity on the basis of the maturities of the securities comprising the municipal securities index or securities underlying the Futures Contracts.


     Investment Program of Neuberger & Berman New York Insured Intermediate Portfolio
     ----------------------------------------------------------------------


                  Generally, Neuberger & Berman New York Insured Intermediate Portfolio invests at least 65% of its total assets in (1) municipal obligations issued by the State of New York, its authorities, multi-state authorities, municipalities, counties, and any other political subdivisions (including New York City), or (2) municipal obligations issued by territories or possessions of the U.S., such as the Virgin Islands, Guam, and Puerto Rico, that are exempt from federal income tax and New York State and New York City personal income taxes (collectively, "New York Municipal Securities") that are insured as to the timely payment of principal and interest by private insurance companies having the highest rating available from S&P, Moody's or any other NRSRO at the time of purchase ("Municipal Bond Insurance"). The Portfolio invests the remainder, up to 35% of its total assets, in (1) uninsured New York

     Municipal Securities that receive any of the four highest ratings assigned by at least one NRSRO, (2) unrated municipal obligations that N&B
     Management determines are of comparable quality to rated municipal obligations of the same type in which the Portfolio may invest and (3) other instruments described in the Prospectus or this SAI. During seasonal variations or other shortages in the supply of suitable New York Municipal Securities or when, in N&B Management's opinion, market conditions warrant, the Portfolio may invest in municipal securities which are exempt from federal income tax, but not New York State and New York City personal income taxes, or may invest in high-quality taxable U.S. Government obligations. See "Investment Information--Investment in Taxable Securities." However, as a fundamental policy, the Portfolio will, under normal conditions, invest at least 80% of its total assets in municipal obligations. The remaining 20% may invest in non-municipal securities, including U.S. Government and Agency Securities, bank obligations, repurchase agreements, securities loans, commercial paper receiving the highest rating from S&P or Moody's, put and call options, and futures and options on futures.


                  For temporary defensive purposes only, the Portfolio may invest up to 100% of its total assets in cash that is not earning interest and in U.S. Government and Agency Securities, the interest on which may be subject to federal income tax and New York State and New York City personal income taxes. During periods of rising or falling interest rates, the Portfolio may seek to hedge all or part of its portfolio against related changes in securities prices by buying or selling Futures Contracts and options thereon. See "Investment Information -- Futures Contracts and Options Thereon (Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio)."


                  The dollar-weighted average maturity of the Portfolio's investment portfolio will not exceed ten years. For this purpose, variable or floating  rate securities are  deemed to mature  at their  next interest adjustment date, and securities accompanied by a put are deemed to mature at the next put exercise date. See "Investment Information -- Variable or Floating Rate Securities; Demand Features." Put and call options, Futures Contracts (long or short), and options thereon are reflected in average portfolio maturity on the basis of the maturities of the securities comprising the municipal securities index or securities underlying those instruments and the remaining life of the instruments.


     Investment Approach of Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio.
     ------------------------------------------------------------------------


                  Neuberger & Berman Municipal Securities Portfolio is managed in accordance with an investment approach developed by its sub-adviser,

     Neuberger & Berman, L.P. ("Neuberger & Berman"), and currently used by that firm in managing taxable and tax-exempt fixed income portfolios with an aggregate value of approximately $11.1 billion. In the tax-exempt area, the approach is based, in part, on market studies that compared the yield and price volatility of short- to intermediate-term municipal obligations -- securities having maturities of five to ten years -- with the yield and price volatility of long-term municipal bonds -- securities having maturities of up to thirty years. The studies showed that munici-pal obligations with maturities of five to ten years have generally produced from 80% to 90% of the yield but have been subject to only one-half to two-thirds of the price volatility of 30-year municipal bonds. The average maturity of the Portfolio's portfolio is actively managed and may vary from as long as twelve years to as short as one year.


     Municipal Bond Insurance (Neuberger & Berman New York Insured Intermediate Portfolio).
     --------------------------------------------------------------------------


                  Neuberger & Berman New York Insured Intermediate Portfolio will purchase insured bonds only if, at the time of purchase, they have the highest credit rating available from an NRSRO. For an insured bond to receive the highest credit rating, an NRSRO must rate the claims-paying ability or financial strength of the insurance company in the highest category. There is, of course, no guarantee that the insurance company will continue to receive the highest credit rating or that it will be able to meet its obligation to the Portfolio. See Appendix A for a summary of the highest ratings of Municipal Bond Insurance companies by S&P and Moody's.


                  The Municipal Bond Insurance covering the New York Municipal Securities purchased by the Portfolio may be either new issue insurance ("New Issue Insurance") or secondary insurance ("Secondary Insurance"). New Issue Insurance is purchased by the issuer of the municipal security at the time of the original issuance of such security. Secondary Insurance may be purchased by the selling broker, a prior investor or the Portfolio after the municipal security is issued. Generally, the Portfolio expects to purchase New York Municipal Securities that have been insured by a prior party.


                  The Portfolio may purchase bonds insured by AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corporation ("MBIA Corp."), Financial Guaranty Insurance Company ("FGIC"), or any other insurance company that has received the highest credit rating from at least one NRSRO. The Portfolio may invest more than 25% of its assets in bonds insured by the same insurance company. AMBAC, FGIC and MBIA Corp. collectively hold a market share in excess of 90% of the Municipal Bond Insurance market.

                  AMBAC  is  a  wholly-owned  subsidiary of  AMBAC  Inc.  and is licensed to do insurance business in all 50 states, the District of Columbia, and Puerto Rico. AMBAC is the successor to the business of the oldest Municipal Bond Insurance company, which wrote the first Municipal Bond Insurance policy in 1971. AMBAC is a Wisconsin-domiciled stock insurance corporation with admitted assets of approximately $2,060,000,000 (unaudited) and statutory capital of approximately $1,178,000,000 (unaudited) as of June 30, 1994. Statutory capital consists of AMBAC
     Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC primarily provides New Issue Insurance.


                  MBIA  Corp. is a  wholly-owned subsidiary of MBIA  Inc. and is licensed to do insurance business in all 50 states, the District of Columbia, Guam, the Northern Mariana Islands, the U.S. Virgin Islands, and Puerto Rico. MBIA Corp. primarily provides New Issue Insurance and Secondary Insurance. It also provides surety bonds for debt service reserve funds. MBIA Corp. also insures other types of obligations, such as asset-backed securities, debt of investor-owned utilities and municipal deposits in approved financial institutions. As of September 30, 1995
     MBIA Corp. had admitted assets of $3.7 billion (unaudited), total liabilities of $2.5 billion (unaudited), and total capital and surplus of
     1.2 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1994, MBIA Corp. had admitted assets of $3.4 billion (audited), total liabilities of $2.3 billion (audited), and total capital and surplus of $1.1 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.


                  FGIC is a wholly-owned subsidiary of FGIC Corporation, which is a wholly-owned subsidiary of General Electric Capital Corporation. FGIC writes New Issue Insurance and Secondary Insurance on bonds held in unit investment trusts and mutual funds. FGIC also guarantees certain structured debt issues in the taxable market. As of June 30, 1994, the total capital and surplus of FGIC was approximately $850,000,000. Approximately 90% of the business written to date by FGIC has been Municipal Bond Insurance.


     Theresa A. Havell and Clara Del Villar - Co-Portfolio Managers of the Portfolios
     ---------------------------------------------------------------------


                  Ms. Del Villar notes: "NEUBERGER & BERMAN MUNICIPAL MONEY PORTFOLIO invests only in high-quality, short-term municipal obligations and uses the amortized cost method of valuation to enable Municipal Money to maintain a constant share price of $1.00. Because this Portfolio invests exclusively in short-term municipal obligations, Municipal Money's shareholders avoid the market fluctuations and risk that come with investment in longer-term municipal bonds and still receive dividends that are exempt from federal income tax."


                  Ms. Del Villar states: "NEUBERGER & BERMAN MUNICIPAL SECURITIES PORTFOLIO seeks high tax-exempt current income at reduced risk by investing primarily in short- to intermediate-term municipal obligations. This Portfolio also seeks to reduce the risk to principal. Based on our studies, we've determined that the risk-reward tradeoffs in the municipal bond market occur a little further out on the yield curve. So the average maturity in this Portfolio is managed accordingly. We also actively manage this Portfolio to try to enhance the investors' total return on a risk-adjusted basis in both bull and bear markets. Of course, we can't guarantee such returns."


                  Ms. Del Villar notes: "NEUBERGER & BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIO seeks high triple tax-exempt current income at reduced risk by maintaining a dollar-weighted average maturity of ten years or less. The Portfolio also seeks to reduce the risk to principal by predominately purchasing insured New York Municipal Securities. The Portfolio seeks to maximize total return by identifying municipal obligations that are undervalued due to temporary dislocations of supply and demand. Also, the Portfolio is actively managed to enhance the investments' return through optional yield curve allocation."


     Types of Municipal Obligations
     ------------------------------

                  The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued. Except as otherwise provided in the Prospectus and this SAI, the Portfolios' investment portfolios may consist of any combination of the types of municipal obligations described below, and others as set forth in the Prospectus or in this SAI. The proportions in which each Portfolio invests in various types of municipal obligations will vary from time to time.

                  General Obligation Bonds. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

                  Revenue Bonds.   Revenue bonds  are issued to  finance a  wide
     variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities, (5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral commitment" of a related governmental unit (subject, however, to appropriations). Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

                  Most industrial development bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

                  MUNICIPAL LEASE OBLIGATIONS (NEUBERGER & BERMAN MUNICIPAL SECURITIES PORTFOLIO AND NEUBERGER & BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIO). These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Portfolio will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Portfolio a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if the municipality's appropriating body does not allocate necessary funds. Such termination would result in a significant loss to a Portfolio.

                  Municipal Notes.  Municipal notes include the following:
                  ---------------

                        1.    Project  notes   are  issued   by  local   issuing
     agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are the primary obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the U.S. as additional security.

                        2. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as from income, sales, use, and business taxes, and are payable from these future revenues.

                        3. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.

                        4. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

                        5. Construction loan notes are sold to provide con-struction financing. After completion of construction, many projects receive permanent financing from the Federal National Mortgage Association ("FNMA" or "Fannie Mae") or the Government National Mortgage Association ("GNMA" or "Ginnie Mae").

                        6. Tax-exempt commercial paper is a short-term obligation issued by state or local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

                        7. Pre-refunded and "escrowed" municipal bonds are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government securities. The Portfolios can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.


                  Zero Coupon Securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the securities, and the perceived credit quality of the issuer.

                  The discount on zero coupon securities ("original issue discount") is taken into account ratably by each Portfolio prior to the receipt of any actual payments. Because each Fund must distribute substantially all of its net income (including its pro rata share of its corresponding Portfolio's tax-exempt original issue discount) to its shareholders each year for income tax purposes (see "Additional Tax Information -- Taxation of the Funds"), a Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements.


                  The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.


                  Tender Option Bonds (Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio). Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Portfolio effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. N&B Management considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.


     Yield and Price Characteristics of Municipal Obligations
     --------------------------------------------------------

                  Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

                  Municipal  obligations with longer maturities  tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities and lower yields. An increase in interest rates generally will reduce the value of a Portfolio's investments, whereas a decline in interest rates generally will increase that value. The ability of each Portfolio to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Portfolios invest (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.


     Investment in Taxable Securities
     --------------------------------

                  The types of taxable securities in which each Portfolio temporarily may invest are limited to the following short-term (maturing in one year or less from the time of purchase) fixed income securities:


                  U.S. Government and Agency Securities. U.S. Government and Agency Securities are direct obligations of the U.S. Government, its agencies and instrumentalities, and obligations issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Many agency securities are not backed by the full faith and credit of the United States.


                  Bank  Obligations.   Bank  obligations  include CDs,  bankers'
     acceptances, and other short-term debt obligations issued by U.S. banks with total assets of $1 billion or more.


                  Repurchase Agreements. Repurchase agreements are agreements under which a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. No Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, except that Neuberger & Berman Municipal Money Portfolio may invest only in repurchase agreements with respect to securities rated in the highest rating category by S&P, Moody's, or any other NRSRO, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the value of the repurchase agreement, and
     (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


                  Securities Loans. In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


                  Commercial Paper. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer for purposes such as financing current operations. Each Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality.


                  Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.


                  SWAP AGREEMENTS (NEUBERGER & BERMAN MUNICIPAL SECURITIES TRUST AND NEW YORK INSURED INTERMEDIATE PORTFOLIO). To help enhance the value of its portfolio or manage its exposure to different types of investments, the Portfolio may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In accordance with SEC staff requirements, the Portfolio will segregate cash or liquid high-grade debt securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any.

     Additional Techniques for Purchasing and Selling Municipal Obligations and Taxable Securities
     --------------------------------------------------------------------------

                  The  Portfolios'  investments  in  municipal  obligations  and
     taxable  securities   may  take  the   form  of  the   following  types  of
     investments:

           Variable or Floating Rate Securities; Demand and Put Features
           -------------------------------------------------------------

                  Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate index changes. The interest rate on variable and floating rate securities (collectively, "Variable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates, or some other objective measure.


                  The Variable Rate Securities in which the Portfolios invest are municipal obligations which frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by municipal bond insurance from a creditworthy insurer. Without these credit enhancements, the Variable Rate Securities might not meet the Portfolios' quality standards. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. Neither Neuberger & Berman Municipal Money Portfolio nor Neuberger & Berman Municipal Securities Portfolio may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer (excluding securities that do not rely on the credit instrument or insurance for their rating, i.e., stand on their own credit).


                  A Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A
     Portfolio may rely on the creditworthiness of issuers of puts in purchasing these securities.


                  In calculating its maturity, each Portfolio is permitted to treat certain Variable Rate Securities as maturing on a date prior to the date on which principal is due to be paid. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

           Purchases with a Standby Commitment to Repurchase
           -------------------------------------------------


                  When a may Portfolio purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Portfolio that terminates if the Portfolio sells the obligations to a third party.


                  The Portfolios may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Portfolio's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Portfolio may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.


                  Although none  of the  Portfolios currently intends  to invest in standby commitments, each reserves the right to do so. No Portfolio will invest in standby commitments unless it receives an opinion of its counsel or a ruling of the Internal Revenue Service ("Service") satisfactory to the Portfolio Trustees that interest earned by the Portfolio on municipal obligations subject to standby commitments is exempt from federal income tax. No Portfolio will acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Portfolio will do so only to facilitate portfolio liquidity. By enabling a Portfolio to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Portfolio to be fully invested while preserving flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.


                  Standby commitments are valued at zero in determining net asset value ("NAV"). The maturity of municipal obligations purchased by a Portfolio is not shortened by a standby commitment. Therefore, standby commitments do not affect the average maturity of the Portfolio's investment portfolio.

           Participation Interests
           -----------------------

                  The   Portfolios   may   purchase  from   banks  participation
     interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined to be creditworthy. A Portfolio has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid loss when the underlying municipal obligations are in default. Although no Portfolio currently intends to acquire participation interests, each reserves the right to do so in the future. No Portfolio will purchase participation interests unless it receives an opinion of its counsel or a ruling of the Service satisfactory to the Portfolio Trustees that interest earned by the Portfolio on municipal obligations in which it holds participation interests is exempt from federal income tax.


           Restricted Securities and Rule 144A Securities
           ----------------------------------------------

                  The Portfolios may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.


                  Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Portfolio Trustees.

           When-Issued Transactions
           ------------------------

                  The  Portfolios  may  purchase  securities  on  a  when-issued basis. In such a transaction, a Portfolio commits to purchase securities (to secure an advantageous price and yield at the time of the commitment) and completes the purchase by making payment against delivery of the securities at a future date. When a Portfolio purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian,  until  payment  is  made,  cash,  U.S.  Government  and  Agency
     Securities, or other liquid, high-grade debt securities having an aggregate market value (determined daily) at least equal to the amount of its purchase commitments.


           Futures Contracts and  Options Thereon (Neuberger & Berman  Municipal
           Securities  Portfolio  and  Neuberger  &  Berman  New  York   Insured
           Intermediate Portfolio).
           --------------------------------------------------------------


                  Neuberger & Berman Municipal Securities and Neuberger & Berman New York Insured Intermediate Portfolios may purchase and sell Futures Contracts and options thereon in an attempt to hedge against changes in the prices of municipal obligations resulting from expected changes in prevailing interest rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolios do not engage in transactions in Futures or options thereon for speculation. The Portfolios view investment in Futures and options thereon as a maturity management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment.

                  A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

                  "Margin" with respect to Futures is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's

     Futures positions. The margin deposit made by a Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("vari-
     ation margin"). However, if favorable price changes in the Futures Contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, each Portfolio marks to market the current value of its open Futures positions. A Portfolio also must make margin deposits with respect to options on Futures that it has written. If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.


                  U.S.  Futures   are  traded   on  exchanges  that   have  been
     designated  as  "contract   markets"  by  the  Commodity   Futures  Trading
     Commission ("CFTC"), an agency of the U.S. Government; Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.


                  Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month.


                  Although each Portfolio believes that the use of Futures Contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, a Portfolio's overall return would be lower than if it had not entered into any such contracts. Moreover, the spread between values in the cash and futures markets is subject to distortion, due to differences in the character of those markets. Because of the possibility of distortion, even a correct forecast of general mar-ket trends by N&B Management may not result in a successful transaction.


                  An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the assumption of offsetting Futures positions by the writer and holder of the option is accompanied by delivery of the accumulated cash balance in the writer's Futures margin account. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.



                  The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends, or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.


                  Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades thereof may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of Futures and option positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


                  PUT AND CALL OPTIONS (NEUBERGER & BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIO). Neuberger & Berman New York Insured Intermediate Portfolio may write or purchase put and call options on municipal securities and other securities. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs. The Portfolio may also write covered call options to earn premium income.


                  The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.



                  The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a certain security at a certain price at any time until a certain date if the purchaser of the option decides to sell such security. The Portfolio may be obligated to purchase the underlying security at more than its current value.


                  When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.


                  When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time the purchaser requests until a certain date, and receives a premium for writing the option. The Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price, thereby giving up any additional gain on the security.


                  When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.


                  Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at the exercise price, which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.



                  Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and its counter-party with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing transaction" with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the
     Portfolio is  able to effect  a closing  purchase transaction in  a covered
     OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.


                  The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


                  The premium received (or paid) by the Portfolio when it writes (or purchases) a call or put option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Portfolio for writing a covered call or put option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the sales price on the option's last reported trade on that day before the time the Portfolio's NAV is computed or, in the absence of any trades thereof on that day, the mean between the closing bid and ask prices.


                  Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.


                  The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. However, because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.


                  The Portfolio  pays brokerage  commissions in  connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.


                  Options normally have expiration  dates between three and nine months from the date written. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

           GENERAL  CONSIDERATIONS  INVOLVING  FUTURES,  OPTIONS THEREON,
           AND   OPTIONS    ON   SECURITIES    (COLLECTIVELY,    "HEDGING
           INSTRUMENTS")


                  Futures Contracts and Options on Futures Contracts. To the extent a Portfolio sells or purchases Futures Contracts and/or writes options thereon other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


                  In addition, pursuant to state securities laws, (1) the aggregate premiums paid by a Portfolio on all options (both exchange-traded and OTC) held by it at any time may not exceed 20% of its net assets and (2) the aggregate margin deposits required on all exchange-traded Futures Contracts and related options held at any time by a Portfo-lio may not exceed 5% of its total assets.


                  Risks  Involved in  Using  Hedging Instruments.    The primary
     risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities held or to be acquired by a Portfolio and changes in market value of Hedging
     Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in those Hedging Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. The Hedging Instruments used by the Portfolios are generally considered "derivatives." There can be no
     assurance  that  a  Portfolio's   use  of   Hedging  Instruments  will   be
     successful.


                  Neuberger  &  Berman  Municipal  Securities  and  Neuberger  &
     Berman  New   York  Insured   Intermediate  Portfolios'   use  of   Hedging
     Instruments may be  limited by provisions of  the Internal Revenue  Code of

     1986, as amended ("Code"), with which each of those Portfolios must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."


                  Cover for Hedging Instruments. Neuberger & Berman Municipal Securities and Neuberger & Berman New York Insured Intermediate Portfolios will comply with SEC guidelines regarding cover for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities in the prescribed amount. Securities held in a segregated account cannot be sold while the Futures or option strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures or options position; this inability may result in a loss to the Portfolio.

           Reverse Repurchase Agreements
           -----------------------------

                  In  a   reverse  repurchase   agreement,  a   Portfolio  sells
     portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will maintain with its custodian in a segregated account cash, U.S. Government or Agency Securities or other liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


     Risks of Fixed Income Securities
     --------------------------------

                  Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.


           Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would not be eligible for purchase by that Portfolio. In such a case, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that Neuberger & Berman Municipal Securities or Neuberger & Berman New York Insured Intermediate Portfolio's holdings of such securities will not exceed 5% of its net assets. With respect to Neuberger & Berman Municipal Money Portfolio, N&B Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

                               PERFORMANCE INFORMATION

                  Each Fund's performance figures are based on historical earnings and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of Municipal Securities and New York Insured Intermediate will vary, and an investment in either of these Funds, when redeemed, may be worth more or less than an investor's original cost.


     Yield Calculations
     ------------------

                  Municipal Money may advertise its "current yield" and "effective yield" in the financial press and other publications. The Fund's current yield is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

                  The  effective yield  of Municipal  Money is  calculated simi-
     larly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:
                                               365/7
                 Effective Yield = [(Base Period Return + 1)    ] - 1

                  For the seven calendar days ended October 31, 1995, the current yield and effective yield of Municipal Money were 3.35% and 3.41%, respectively.


                  Each of Municipal Securities and New York Insured Intermediate may advertise its "yield" based on a 30-day period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment. For the 30-day period ended October 31, 1995, the annualized yields of Municipal Securities and New York Insured Intermediate were 4.11% and 3.98%, respectively.

     Tax Equivalent Yield
     --------------------

                  Each of Municipal Money and Municipal Securities may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (currently 39.6%) would have had to receive in order to realize the same level of after-tax yield that an investment in a Fund produced. Tax equivalent yield is calculated according to the following formula:

                  Tax Equivalent Yield  =   Y1  +  Y2
                                     ----
                                     1-MR

     where Y1 equals that portion of a Fund's current or effective yield that is not subject to federal income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.


                  For example, if the tax-free yield is 4%, there is no income subject to federal income tax, and the maximum tax rate is 39.6%, the computation is:


          4% divide (1 - .396) = 4 divide .604 = 6.62% Tax Equivalent Yield


     In this example, the after-tax yield will be lower than the 4% tax-free investment if available taxable yields are below 6.62%; conversely, the taxable investment will provide a higher after-tax yield, when taxable yields exceed 6.62%. The tax equivalent current yield and tax-equivalent effective yield of Municipal Money for the 7-day period ended October 31, 1995, were 5.55% and 5.70%, respectively. The tax-equivalent yield of Municipal Securities for the 30-day period ended that date was 6.80%, assuming a marginal tax rate of 39.4%.


                  The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds' future performance.


                  New York Insured Intermediate also may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rates of federal individual, and New York State and New York City personal, income taxes (currently totaling 46.6%) would have had to receive in order to realize the same level of after-tax yield that an investment in the Fund produced. This tax-equivalent yield is calculated by dividing the Fund's yield (calculated as described above) by the decimal resulting from subtracting the combined maximum income tax rate from one.

           For example, if the tax-free yield is 4%, there is no income subject to federal income tax, and the maximum combined tax rate is 46.6%, the computation is:


          4 divide (1 - .466) = 4 divide .534 = 7.49% Tax-Equivalent Yield


     In this example, the after-tax yield will be higher from the 4% tax-free investment if available taxable yields are below 7.49%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 7.49%. This example assumes that all of the Fund's dividends are exempt from federal income tax and New York State and New York City personal income taxes.


                  The tax-equivalent yield of New York Insured Intermediate for the 30-day period ended October 31, 1995 was 7.49%, assuming a combined tax rate of 46.6%.


     Total Return Computations
     -------------------------

                  Municipal Securities and New York Insured Intermediate may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:



                                  n
                                    P (1+T)  = ERV




                  Average   annual  total   return  smooths   out   year-to-year
     variations and, in that respect, differs from actual year-to-year results.


                  For the one- and five-year periods ended October 31, 1995, and the period from July 9, 1987 (commencement of operations) through October 31, 1995, the average annual total returns for Municipal Securities and its predecessor were +10.35%, +6.72%, and +6.70%, respectively. If an investor had invested $10,000 in that predecessor's shares on July 9, 1987, and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $17,141 on October 31, 1995.


                  For the one-year period ended October 31, 1995 and for the period from February 1, 1994 (commencement of operations) to October 31, 1995, the average annual total returns for New York Insured Intermediate were +12.88% and +4.30%, respectively. If an investor had invested $10,000 in Fund shares on February 1, 1994, and had reinvested all distributions, the NAV of that investor's holdings would have been $10,765 on October 31, 1995.


                  N&B Management has reimbursed the Funds and, in the case of Municipal Securities, its predecessor for certain expenses during the periods mentioned above, which has the effect of increasing yield and total return.


     Comparative Information
     -----------------------

                  From time to time each Fund's performance may be compared with:

           (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including news-papers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines,
                  The Wall Street Journal, New York Times, Kiplingers Personal Finance, and Barron's Newspaper, or


           (2) recognized bond, stock, and other indices such as the Municipal Bond Buyers Indices (and other indices of municipal obligations), Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio invests in different types of securities from those included in these indices.

                  Each Fund's  performance also  may  be compared  from time  to
     time  with   the  following   specific  indices   and  other  measures   of
     performance:

           Municipal  Money's  performance   may  be  compared  with  the
           IBC/Donoghue's Tax-Free General Purpose Money Market Funds average.

           Municipal Securities' and New York Insured Intermediate's performance may be compared with the Lehman Brothers 3-year G.O. and 5-year G.O. Bond Indices, 3-year and 5-year general obligation bonds, and the Lipper Intermediate Municipal Debt Funds category.

                  In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

                  Evaluations of the Funds' performance and their yield/total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.


     Other Performance Information
     -----------------------------

                  From time  to time, information about  a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for its corresponding Fund. This information, for example, may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.


                  Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily; for example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.



                  Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

                  Information relating to how much you would have to earn with a taxable investment in order to match the tax-exempt yield of a municipal bond fund also may be included in Advertisements. The chart below illustrates this.

       Federal Tax Bracket                    31.0%         36.0%        39.6%

       Municipal Bond Yield                    4.0%          4.0%         4.0%
       Equivalent Taxable Yield                5.8%          6.3%         6.6%


                  Information regarding the effects of automatic investment and systematic withdrawal plans, and investing at market highs and/or lows also may be included in Advertisements, if appropriate.


                  From time to time the investment philosophy of N&B Manage-ment's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investment: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.


                             CERTAIN RISK CONSIDERATIONS

                  Although each Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance any Portfolio will achieve its investment objective, and an investment in a Fund involves certain risks that are described in the sections entitled "Investment Programs" and "Description of Investments" in the Prospectus and "Investment Information" in this SAI. In addition, each Portfolio's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Portfolio invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.


                  The ratings of New York Municipal Securities and other municipal securities by S&P, Moody's, and other NRSROs, as well as their ratings of municipal bond insurers, represent their opinions as to the quality of municipal obligations and companies they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal obligations with the same maturity, coupon, and rating may have different yields. There are variations in municipal obligations and in bond insurers, both within a particular classification and between classifica-tions. These variations result from numerous factors, each of which could affect the obligation's or insurer's rating. See Appendix A to this SAI for ratings by S&P and Moody's of municipal obligations and claims-paying ability or financial strength of municipal bond insurers.


                  Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration in the future. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information by recently amending Rule 15c2-12 of the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.


                  The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initi-ate bankruptcy proceedings without prior notice to or consent of their creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations. In addition, there have been lawsuits challenging the issuance of pollution control revenue bonds and certain general obligation bonds of New York City and the validity of their issuance under state or federal law that could ultimately affect the validity of such bonds or the tax-free nature of the interest thereon.

                  The Tax Reform Act of 1986 eliminated the federal income tax exemption for interest on certain municipal obligations and, as a result, has affected the availability of municipal obligations for investment by each Portfolio. There can be no assurance that similar legislation affecting the tax-exempt status of other municipal obligations will not be enacted in the future. In the event such legislation is enacted, each Fund and its corresponding Portfolio will reevaluate its investment objective, policies and limitations.

                  The following information as to certain New York City ("City"), New York State ("State"), and Puerto Rico risk factors is given to investors in view of the policy of Neuberger & Berman New York Insured Intermediate Portfolio of concentrating its investments in New York Municipal Securities. Such information constitutes only a brief discussion, does not purport to be a complete description, and is based on information from sources believed to be reliable, including official statements relating to securities offerings of the State and municipal issuers, and periodic publications by national ratings organizations. Such information, however, has not been independently verified by Neuberger & Berman New York Insured Intermediate Fund or Portfolio.


     New York City
     -------------


                  The  City  faces  potential  economic  problems  which   could
     seriously affect its ability to meet its financial obligations.


                  The national economic downturn which began in July 1990 adversely affected the City's economy, which had been declining since late 1989. The City's current four-year financial plan assumes that, after noticeable improvements in the City's economy during calendar year 1994, economic growth will slow in calendar years 1995 and 1996 with local employment increasing modestly.


                  For each of the 1981 through 1995 fiscal years, the City achieved balanced operating results as reported in accordance with then-applicable generally accepted accounting principles ("GAAP"). The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. The City is currently trying to close a substantial budget gap in fiscal year 1996 and projects substantial budget gaps for each of the 1997 through 1999 fiscal years. There can be no assurance that the City will continue to maintain a balanced budget, as required by New York State law, without additional tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.


                  Pursuant  to the laws of the State,  the City prepares a four-
     year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City submitted to the New York State Financial Control Board ("Control Board") on July 11, 1995 a financial plan for the 1996 through 1999 fiscal years (the "Financial Plan") which was subsequently reissued on November 29, 1995 to reflect actual receipts and expenditures since the release of the Financial Plan. A modification to the Financial Plan for the City's 1996 through 1999 fiscal years and a preliminary budget for the City's 1997 fiscal year are expected to be published in the beginning of 1996. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and meet its annual cash flow and financing requirements.


                  From 1975 to 1986,  the City's financial condition was subject to oversight and review by the Control Board. As of 1986, the Control Board's supervisory power was suspended due to the City's satisfaction of certain statutory conditions required under the Financial Emergency Act ("Financial Emergency Act"). The City is still required to submit its four-year financial plan to the Control Board for the Control Board's limited review until the expiration of the Financial Emergency Act on July 1, 2008.


                  In  1975, S&P  suspended its  A rating  of City  bonds.   This
     suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On January 17, 1995, S&P placed the City's general obligation bonds on CreditWatch with negative implications. On July 10, 1995, S&P revised downward its rating in City general obligation bonds from A- to BBB+ and removed City bonds from CreditWatch. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991, to Baa1. Since July 15, 1993, Fitch has rated City bonds A-. On July 12, 1995, Fitch stated that the City's credit trend remains "declining."


     New York State
     --------------


                  As of December 15, 1995, the State's general operating fund ("General Fund"), the major operating fund of the State, projects a positive margin of $172 million. In addition, the State's economy, as measured by employment, started to recover near the start of the 1993 calendar year, and the State completed its 1994 fiscal year with a cash-basis balanced budget in the General Fund.

                  The State's 1995-1996 Financial Plan projects a balanced General Fund. The State's second quarterly update which was released on October 27, 1995, projects continued balance in the State's 1995-1996 Financial Plan. The State Division of the Budget, however, cautioned that these projections were subject to various risks, including current tax regulation under consideration by Congress and the President. It also has been reported that the State could face a revenue shortfall for its 1995-1996 fiscal year, and for fiscal year 1996-1997. The Governor has proposed closing the 1996-1997 fiscal year imbalance primarily through General Fund expenditure reductions. The State Division of Budget also predicts budget gaps for fiscal years 1997-1998 and 1998-1999 of $1.4 billion and $2.5 billion, respectively. As a result of such budget gaps, the State would be required to take actions to increase receipts and/or reduce disbursements from current projected levels. The Governor submitted a proposed budget for the State's 1996-1997 fiscal year on December 15, 1995. There can be no assurances that the Budget will be enacted before April 1, 1996.


                  There can be no assurance that the State's economy will not experience worse-than-predicted results in the 1995-1996 fiscal year, or that the State will not face substantial budget gaps in the future. Such incidents could cause material and adverse effects on the State's projections of receipts and disbursements.


                  New York State's economy is expected to expand modestly during 1996, but slower than during 1995. On an average annual basis, the State's employment growth will be about half the rate estimated for 1995. State personal income and wages are expected to record moderate gains in 1996.


                  Certain State agencies and local governments require State assistance to meet their financial obligations. The ability of the State to meet its own obligations or to obtain additional financing could be adversely affected if there is an increased need for assistance by State agencies and local governments.


                  On June 6, 1990, Moody's changed its ratings on all of the State's outstanding general obligation bonds from A1 to A. On March 26, 1990 and January 13, 1992, S&P changed its ratings on all of the State's outstanding general obligation bonds from AA- to A and from A to A-, respectively.


     Puerto Rico
     -----------

                  The economy of Puerto Rico is closely linked with that of the U.S. and will depend on several factors, including the condition of the U.S. economy, the exchange rate for the U.S. dollar, the price stability of oil imports, and interest rates. Businesses may enjoy a federal tax advantage from locating certain of their operations in Puerto Rico. However, this program may be phased out over the next several years, with uncertain effect on the Puerto Rican economy.



                                TRUSTEES AND OFFICERS

                  The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds, and (where applicable) their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman.


       Name, Address                         Positions Held               Principal
       and Age(1)                            With the Trusts              Occupation(s) (2)
       -------------                         ---------------              -----------------

       John Cannon (66)                      Trustee of each Trust        President,  AMA  Investment  Advisers,
       CDC Associates, Inc.                                               Inc.  (registered investment  adviser)
       620 Sentry Parkway                                                 (1976  - 1991);  Senior Vice President
       Suite 220                                                          AMA Investment  Advisers, Inc.  (1991-
       Blue Bell, PA  19422                                               1993);  President  of  AMA  Family  of
                                                                          Funds (investment  companies) (1976  -
                                                                          1991);  Chairman and  Treasurer of CDC
                                                                          Associates,      Inc.      (registered
                                                                          investment adviser) (1993 - present)

       Charles DeCarlo (74)                  Trustee of each Trust        President Emeritus  of Sarah  Lawrence
       33 West 67th Street                                                College;  Chief Executive  Officer  of
       New York, NY 10023                                                 Xicon Systems (animation company).

       Stanley Egener* (61)                  Chairman  of  the   Board,   Partner   of   Neuberger   &   Berman;
                                             Chief  Executive  Officer,   President and Director of N&B  Manage-
                                             and Trustee of each Trust    ment;  Chairman  of  the Board,  Chief
                                                                          Executive  Officer   and  Trustee   of
                                                                          eight  other  mutual  funds for  which
                                                                          N&B  Management  acts   as  investment
                                                                          manager or administrator.




                                        - 45 -






       Name, Address                         Positions Held               Principal
       and Age(1)                            With the Trusts              Occupation(s) (2)
       -------------                         ---------------              -----------------

       Theresa A. Havell* (49)               President  and  Trustee of   Partner  of  Neuberger &  Berman; Vice
                                             each Trust                   President and Director of N&B  Manage-
                                                                          ment;   President and  Trustee of  one
                                                                          other   mutual  fund   for  which  N&B
                                                                          Management acts as administrator.
       Barry Hirsch (62)                     Trustee of each Trust        Senior Vice President,  Secretary, and
       Loews Corporation                                                  General Counsel  of Loews  Corporation
       667 Madison Avenue                                                 (diversified financial corporation).
       7th Floor
       New York, NY 10021

       Robert A. Kavesh (68)                 Trustee of each Trust        Professor of Finance and Economics  at
       110 Blecker Street                                                 Stern  School  of  Business, New  York
       Apt. 24B                                                           University;     Director     of    Del
       New York, NY 10012                                                 Laboratories,  Inc.  and  Greater  New
                                                                          York Mutual Insurance Co.

       Harold R. Logan (74)                  Trustee of each Trust        Chairman of  Comstock Resources,  Inc.
       19 Norfield Road                                                   (natural   resources  company);   Vice
       Weston, CT 06883                                                   Chairman,  Retired,  of  W.R. Grace  &
                                                                          Co.  (chemicals,  natural   resources,
                                                                          and selected consumer services).
       William E. Rulon (63)                 Trustee of each Trust        Senior  Vice President  and  Secretary
       Foodmaker, Inc.                                                    of  Foodmaker,   Inc.  (operator   and
       9330 Balboa Avenue                                                 franchisor of restaurants).
       San Diego, CA 92123

       Candace  L.  Straight (48)    Head &  Trustee of each Trust        Principal  of  Head  &  Company,   LLC
       Company, LLC                                                       (limited  liability company  providing
       1330 Avenue of the                                                 investment   banking  and   consulting
       Americas                                                           services to  the insurance  industry);
       12th Floor                                                         President   of   Integon   Corporation
       New York, NY 10019                                                 (marketer    of     life    insurance,
                                                                          annuities, and  property and  casualty
                                                                          insurance),  1990-1992;   Director  of
                                                                          Drake Holdings (U.K. motor insurer).
       Daniel J. Sullivan (56)               Vice  President  of   each   Senior   Vice    President   of    N&B
                                             Trust                        Management since 1992;  prior thereto,
                                                                          Vice  President  of   N&B  Management;
                                                                          Vice  President of  eight other mutual
                                                                          funds  for  which N&B  Management acts
                                                                          as      investment     manager      or
                                                                          administrator.






                                        - 46 -






       Name, Address                         Positions Held               Principal
       and Age(1)                            With the Trusts              Occupation(s) (2)
       -------------                         ---------------              -----------------

       Michael J. Weiner (49)                Vice     President     and   Senior  Vice President  of N&B Manage-
                                             Principal        Financial   ment  since  1992;  Treasurer  of  N&B
                                             Officer of each Trust        Management  from  1992 to  1996; prior
                                                                          thereto, Vice President  and Treasurer
                                                                          of  N&B  Management  and Treasurer  of
                                                                          certain  mutual  funds  for which  N&B
                                                                          Management    acted    as   investment
                                                                          adviser; Vice President  and Principal
                                                                          Financial  Officer   of  eight   other
                                                                          mutual funds for which N&B  Management
                                                                          acts   as   investment    manager   or
                                                                          administrator.
       Claudia A. Brandon (39)               Secretary of each Trust      Vice  President  of   N&B  Management;
                                                                          Secretary of eight other mutual  funds
                                                                          for  which  N&B  Management  acts   as
                                                                          investment manager or administrator.

       Richard Russell (49)                  Treasurer  and   Principal   Vice  President   of  N&B   Management
                                             Accounting   Officer    of   since 1993;  prior thereto,  Assistant
                                             each Trust                   Vice  President  of   N&B  Management;
                                                                          Treasurer  and   Principal  Accounting
                                                                          Officer  of  eight other  mutual funds
                                                                          for  which  N&B  Management  acts   as
                                                                          investment manager or administrator.

       Stacy Cooper-Shugrue (33)             Assistant   Secretary   of   Assistant   Vice  President   of   N&B
                                             each Trust                   Management since 1993;  prior thereto,
                                                                          employee of N&B  Management; Assistant
                                                                          Secretary of eight other mutual  funds
                                                                          for  which  N&B  Management  acts   as
                                                                          investment manager or administrator.
       C. Carl Randolph (58)                 Assistant   Secretary   of   Partner  of  Neuberger &  Berman since
                                             each Trust                   1992;  prior   thereto,  employee   of
                                                                          Neuberger    &    Berman;    Assistant
                                                                          Secretary of eight other mutual  funds
                                                                          for  which  N&B  Management  acts   as
                                                                          investment manager or administrator.



     ____________________

     (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

     (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


     * Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Mr. Egener and Ms. Havell are interested persons by virtue of the fact that they are officers and directors of N&B Management and partners of Neuberger & Berman.


                  The Trust's Trust Instrument and Managers Trust's Declaration of Trust each provides that it will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, or by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


                  For the fiscal year ended October 31, 1995, trustees' fees and expenses aggregating $31,710 and $15,487 were paid by Neuberger & Berman Municipal Money Fund and Portfolio and Neuberger & Berman Municipal Securities Trust and Portfolio, respectively, to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman.


                  For the fiscal year ending October 31, 1995, trustees' fees and expenses aggregating $11,469 were paid by Neuberger & Berman New York Insured Intermediate Fund and Portfolio to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman.


                  The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(SERVICEMARK) has any retirement plan for its trustees or officers.


                                                  TABLE OF COMPENSATION
                                             FOR FISCAL YEAR ENDED 10/31/95
                                             ------------------------------



                                        - 48 -







                                                                                   Total Compensation from Trusts
                                                 Aggregate Compensation from       in the Neuberger & Berman
       Name and Position with the Trust          the Trust                         Funds Complex Paid to Trustees
       --------------------------------          ---------------------------       ------------------------------
       John Cannon                               $9,923                            $ 20,500
       Trustee                                                                     (2 other investment companies)

       Charles DeCarlo                           $16,622                           $ 33,500
       Trustee                                                                     (2 other investment companies)

       Stanley Egener                            $   0                             $      0
       Chairman of the Board, Chief Executive                                      (9 other investment companies)
       Officer, and Trustee
       Theresa Havell                            $   0                             $      0
       President and Trustee                                                       (2 other investment companies)

       Barry Hirsch                              $16,622                           $ 33,500
       Trustee                                                                     (2 other investment companies)
       Robert A. Kavesh                          $14,887                           $ 30,500
       Trustee                                                                     (2 other investment companies)

       Harold R. Logan                           $13,896                           $ 28,000
       Trustee                                                                     (2 other investment companies)

       William E. Rulon                          $15,135                           $ 30,500
       Trustee                                                                     (2 other investment companies)
       Candace L. Straight                       $15,631                           $ 32,000
       Trustee                                                                     (2 other investment companies)


                  INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

     Investment Manager and Administrator
     ------------------------------------

                  Because all of  the Funds' net investable assets  are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolios, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolios (except Neuberger & Berman New York Insured Intermediate
     Portfolio) on July 2, 1993, and by the holders of the interests in Neuberger & Berman New York Insured Intermediate Portfolio on February 1, 1994. Neuberger & Berman New York Insured Intermediate Portfolio was authorized to become subject to the Management Agreement by vote of the Portfolio Trustees on September 30, 1993, and became subject to it on February 1, 1994.


                  The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to do so.


                  N&B Management provides  to each  Portfolio, without  separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers and directors of N&B Management (who also are partners of Neuberger & Berman) presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


                  N&B Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement dated July 2, 1993 ("Administration Agreement"). New York Insured Intermediate was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on September 30, 1993, and became subject to it on February 1, 1994. For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus.

                  Under the Administration Agreement, N&B Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. N&B Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.


                  Prior to July 2, 1993, N&B Management provided investment advisory and administrative services to the predecessors of Municipal Money and Municipal Securities under an Investment Advisory Agreement
     ("Prior Agreement") with that predecessor. As compensation for these services, each of these Fund's predecessors paid N&B Management a fee at the annual rate of .50% of its average daily net assets.


                  For the fiscal  years ended October 31, 1995, 1994,  and 1993,
     (1) Municipal Securities and its predecessor accrued advisory or management and administration fees of $225,079, $407,968, and $307,120, respectively, and (2) Municipal Money Fund and its predecessor accrued advisory or management and administration fees of $772,483, $823,482, and $946,851, respectively. For the fiscal year ended October 31, 1995 and the fiscal period from February 1, 1994 (commencement of operations) through October 31, 1994, New York Insured Intermediate accrued management and administration fees of $58,306 and $56,483, respectively.



                  For the fiscal years ended October 31, 1995, 1994, and 1993, Municipal Securities and its predecessor were reimbursed for their expenses by N&B Management pursuant to its undertaking in the amounts of $145,086, $140,055, and $253,701, respectively. For the fiscal year ended October 31, 1995 and for the fiscal period ended October 31, 1994, N&B Management reimbursed New York Insured Intermediate $134,191 and $100,692, respectively, pursuant to the undertaking.


                  Prior to May 1, 1995, the shareholder services described above were provided pursuant to a separate agreement between the Trust and N&B Management. As compensation for these services, each Fund paid N&B Management a monthly fee calculated at the annual rate of 0.02% of the average daily net assets of the Fund. Before February 1, 1994, the monthly fee paid by Municipal Money and Municipal Securities to N&B Management was calculated at an annual rate of $6.00 per shareholder account. For the period November 1, 1994 to April 30, 1995 and for the fiscal years ended October 31, 1994 and 1993, Municipal Money and its predecessor paid $15,415, $26,499, and $8,511, respectively, and Municipal Securities and its predecessor paid $4,376, $12,704, and $6,169, respectively, for these services. For the fiscal period ended October 31, 1994 and for the period from November 1, 1994 to April 30, 1995, New York Insured Intermediate paid $2,257 and $1,226, respectively, for these services.


                  The  Management  Agreement  continues  with  respect  to  each
     Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


                  The Management Agreement  is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust if authorized by the Fund Trustees, including a majority of the Independent Fund Trustees. Each Agreement terminates automatically if it is assigned.


                  In addition to the voluntary expense reimbursement N&B Man-agement has undertaken with respect to Municipal Securities and New York Insured Intermediate (noted above and described in the Prospectus under "Management and Administration -- Expenses"), N&B Management has agreed in the Management Agreement to reimburse each Fund's expenses as follows. If, in any fiscal year, a Fund's Aggregate Operating Expenses (as defined below) exceed the most restrictive expense limitation imposed under the securities laws of the states in which the Fund's shares are qualified for sale ("State Expense Limitation"), then N&B Management will pay to the Fund the amount of that excess, less the amount of any reduction of the administration fee payable by the Fund under a similar State Expense Limitation contained in the Administration Agreement. N&B Management will have no obligation to pay a Fund, however, for any expenses that exceed the pro rata portion of the advisory fees attributable to that Fund's interest in its corresponding Portfolio. At the date of this SAI, the most restrictive expense limitation to which the Funds expect to be subject is 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1 1/2% of average net assets over $100 million. For the fiscal year ended October 31, 1995, there were no expense reimbursements required of N&B Management because of the State Expense Limitation. Shares of Neuberger&Berman New York Insured Intermediate Fund are registered only in New York and Florida. Neither of these states imposes an expense limitation.


                  For purposes of the State Expense Limitation, the term "Aggregate Operating Expenses" means a Fund's operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including any fees or expense reimbursements payable to N&B Management and any compensation payable thereto pursuant to (1) the Administration Agreement or (2) any other agreement or arrangement with Managers Trust in regard to the Portfolio, but excluding (with respect to both the Fund and the Portfolio) interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of business).


     Sub-Adviser
     -----------

                  N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios (except Neuberger & Berman New York Insured Intermediate Portfolio) on July 2, 1993 and by the holders of the interests in Neuberger & Berman New York Insured Intermediate Portfolio on February 1, 1994. Neuberger & Berman New York Insured Intermediate Portfolio was authorized to become subject to the Sub-Advisory Agreement by vote of the Portfolio Trustees on September 30, 1993, and became subject to it on February 1, 1994.


                  The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its partners and employees for use in managing client accounts. In this manner, N&B
     Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds managed by N&B Management.


                  The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees, by a 1940 Act majority vote of the outstanding interests in the Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

                  Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

     Investment Companies Managed
     ----------------------------


                  N&B Management currently serves as investment manager of the following investment companies. As of December 31, 1995, these companies, along with three investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $11.9 billion, as shown in the following list:


                                                                  Approximate
                                                                 Net Assets at
           Name                                                December 31, 1995
           ----                                                -----------------


     Neuberger & Berman Cash Reserves Portfolio  . . . . . . . .  $ 433,504,363
           (investment portfolio for Neuberger & Berman Cash Reserves)


     Neuberger & Berman Government Money Portfolio . . . . . . .  $ 275,569,350
           (investment portfolio for Neuberger & Berman Government Money Fund)

     Neuberger & Berman Limited Maturity Bond Portfolio  . . . .  $ 318,037,698
           (investment portfolio for Neuberger & Berman Limited Maturity Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)


     Neuberger & Berman Ultra Short Bond Portfolio . . . . . . .   $ 102,724,936
           (investment portfolio for Neuberger & Berman Ultra Short Bond Fund and Neuberger & Berman Ultra Short Bond Trust)


     Neuberger & Berman Municipal Money Portfolio  . . . . . . .  $ 152,876,653
           (investment portfolio for Neuberger & Berman Municipal Money Fund)


     Neuberger & Berman Municipal Securities Portfolio . . . . .   $ 43,859,557
           (investment portfolio for Neuberger & Berman Municipal Securities Trust)


     Neuberger & Berman New York Insured Intermediate
           Portfolio   . . . . . . . . . . . . . . . . . . .   $     11,742,945
           (investment portfolio for Neuberger & Berman New York Insured Intermediate Fund)


     Neuberger & Berman Focus Portfolio  . . . . . . . . . . .  $ 1,057,224,027
           (investment portfolio for Neuberger & Berman Focus Fund, Neuberger & Berman Focus Trust, and Neuberger & Berman Focus Assets)


     Neuberger & Berman Genesis Portfolio  . . . . . . . . . . .  $ 152,439,092
           (investment portfolio for Neuberger & Berman Genesis Fund and Neuberger & Berman Genesis Trust)


     Neuberger & Berman Guardian Portfolio . . . . . . . . .    $ 5,321,221,497
           (investment  portfolio   for  Neuberger  &   Berman  Guardian   Fund,
           Neuberger & Berman Guardian Trust, and Neuberger & Berman Guardian Assets)


     Neuberger & Berman International Portfolio  . . . . . . .   $   33,320,099
           (investment portfolio for Neuberger & Berman International Fund)


     Neuberger & Berman Manhattan Portfolio  . . . . . . . . .  $   638,295,408
           (investment   portfolio  for  Neuberger  &   Berman  Manhattan  Fund,
           Neuberger & Berman Manhattan Trust, and Neuberger & Berman Manhattan Assets)

     Neuberger & Berman Partners Portfolio . . . . . . . . . .  $ 1,741,742,815
           (investment   portfolio  for   Neuberger  &   Berman  Partners  Fund,
           Neuberger & Berman Partners Trust, and Neuberger & Berman Partners Assets)


     Neuberger & Berman Socially Responsive
           Portfolio     . . . . . . . . . . . . . . . . . . .  $    115,240,931
           (investment portfolio for Neuberger & Berman Socially Responsive Fund, Neuberger & Berman Socially Responsive Trust, and Neuberger & Berman NYCDC Socially Responsive Trust)


     Advisers Managers Trust (six series)  . . . . . . . . . .   $ 1,306,566,805


                      In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $64,302,128, $99,396,468, and $26,077,793, respectively, at December 31, 1995.


                      The investment decisions concerning the Portfolios and the other funds and portfolios managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ.


                      There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated as to amounts in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

     Management and Control of N&B Management
     ----------------------------------------

                      The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theresa A. Havell, Vice President and director; Irwin Lainoff, director; Marvin C. Schwartz, director; Lawrence Zicklin, director; Daniel
     J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Robert Conti, Treasurer; William Cunningham, Vice
     President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael M. Kassen, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice
     President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Patrick T. Byrne, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul Metzger, Assistant Vice President; Susan Switzer, Assistant Vice President; Susan Walsh, Assistant Vice President; and Celeste Wischerth, Assistant Vice President. Messrs. Cantor, Egener, Lainoff, Schwartz, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Havell and Prindle are general partners of Neuberger & Berman.

                      Ms. Havell and Mr. Egener are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon and Cooper-Shugrue are officers, of each Trust. C. Carl Randolph, a general partner of Neuberger & Berman, also is an officer of each Trust.

                      All of the outstanding voting stock in N&B Management is owned by persons who are also general partners of Neuberger & Berman.

                              DISTRIBUTION ARRANGEMENTS

                      N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.


                      The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to a Fund's shareholders, through use of its shareholder list, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer to the Funds' shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.


                      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 1996. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement.

                           ADDITIONAL PURCHASE INFORMATION

     Automatic Investing and Dollar Cost Averaging
     ---------------------------------------------

                      Shareholders may arrange to have a fixed amount automa-tically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which N&B Management serves as investment manager (subject  to a minimum  monthly investment  of $100)  or
     (2) withdrawals from the shareholder's checking account (in which case the minimum monthly investment is $100). A shareholder who elects to partici-pate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger & Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.


                      Automatic investing enables a shareholder in Municipal Securities and New York Insured Intermediate to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of shares in those Funds generally will be lower than it would be if the shareholder purchased a fixed number of shares at pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


                           ADDITIONAL EXCHANGE INFORMATION

                      As more fully set forth in the section of the Prospectus entitled "Exchanging Shares," shareholders may exchange at least $1,000 worth of a Fund's shares and invest the proceeds in one or more of the other Funds or Other N&B Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.


     EQUITY FUNDS
     ------------




       Neuberger & Berman                     Seeks long-term capital appreciation through investments
       Focus Fund                             principally in common stocks selected from 13 multi-industry eco-
                                              nomic sectors.  The corresponding portfolio uses a value-oriented approach to select individual securities and then focuses its investments in the sectors in which the undervalued stocks are clustered.  Through this approach, 90% or more of the portfolio's investments are normally made in not more than six sectors.

       Neuberger & Berman                     Seeks capital appreciation through investments principally in
       Genesis Fund                           common stocks of companies with small market capitalizations, up to
                                              $750 million.  The corresponding portfolio uses a value-oriented approach to the selection of individual securities.

       Neuberger & Berman                     Seeks capital appreciation through investments primarily in a large
       Guardian Fund                          number of common stocks of long-established, high-quality companies that N&B Management believes are well-managed.  The corresponding portfolio uses a value-oriented approach to the selection of individual securities.  Current income is a secondary objective.
                                              The fund (or its predecessor) has paid its shareholders an income dividend every quarter, and a capital gain distribution every year, since its inception in 1950, although there can be no assurance that it will be able to continue to do so.

       Neuberger & Berman                     Seeks long-term capital appreciation through investments primarily
       International Fund                     in a diversified portfolio of equity securities of foreign issuers.
                                              Assets will be allocated among economically mature countries and emerging industrialized countries.




                                        - 59 -






       Neuberger & Berman                     Seeks capital appreciation, without regard to income, through
       Manhattan Fund                         investments generally in securities of medium- to large-
                                              capitalization companies that N&B Management believes have the maximum potential for increasing total NAV.  The corresponding portfolio's "growth at a reasonable price" investment approach involves greater risks and share price volatility than programs that invest in more conservative securities.

       Neuberger & Berman                     Seeks capital growth through an investment approach that is
       Partners Fund                          designed to increase capital with reasonable risk.  Its investment program seeks securities believed to be undervalued based on strong fundamentals such as low price-to-earnings ratios, consistent cash flow and the company's track record through all parts of the market cycle.  The corresponding portfolio uses the value oriented investment approach to the selection of individual securities.

       Neuberger & Berman Socially            Seeks long-term capital appreciation through investments primarily
       Responsive Fund                        in securities of companies that meet both financial and social criteria.

       INCOME FUNDS
       ------------

       Neuberger & Berman                     A money market fund seeking maximum safety and liquidity and the
       Government Money Fund                  highest available current income.  Through its corresponding portfolio, the fund invests only in U.S. Treasury obligations and other money market instruments backed by the full faith and credit of the United States.  It seeks to maintain a constant purchase and redemption price of $1.00.

       Neuberger & Berman                     A money market fund seeking the highest current income consistent
       Cash Reserves                          with safety and liquidity. Through its corresponding portfolio, the fund invests in a diversified portfolio of high quality money market instruments.  It seeks to maintain a constant purchase and redemption price of $1.00.

       Neuberger & Berman                     Seeks a higher total return than is available from money market
       Ultra Short Bond Fund                  funds, with minimal risk to principal and liquidity.  Through its corresponding portfolio, the fund invests in a diversified portfolio consisting of high quality money market instruments and short-term debt securities.

       Neuberger & Berman                     Seeks the highest current income consistent with low risk to
       Limited Maturity Bond Fund             principal and liquidity; and secondarily, total return.  Through its corresponding portfolio, the fund invests in a diversified portfolio of short- to intermediate-term debt securities of at least investment grade.


                      Any Fund described herein, and any of the Other N&B Funds, may terminate or modify its exchange privilege in the future.


                      Fund shareholders who are considering exchanging shares into any of the funds listed above should note that (1) like the Funds, the Income Funds listed above are series of the Trust, (2) the Equity Funds listed above are series of a Delaware business trust (named "Neuber-ger & Berman Equity Funds") that is registered with the SEC as an open-end management investment company, (3) each series of the Trust invests all its net investable assets in the corresponding portfolio of Managers Trust, (4) Neuberger & Berman International Fund is a series of Neuberger & Berman Equity Funds that invests all of its net investable assets in Neuberger & Berman International Portfolio, a series of Global Managers Trust, an open-end management investment company that is managed by N&B Management, and (5) each of the other series of Neuberger & Berman Equity
     Funds invests all of its net investable assets in a corresponding portfolio of Equity Managers Trust, an open-end management investment company that is managed by N&B Management. Each such portfolio has an investment objective identical to that of its corresponding fund and invests in accordance with investment policies and limitations identical to those of that fund.


                      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. In this regard, it should be noted that the Income Funds (each of which is a separate series of the Trust) share a prospectus with the Funds, while the Equity Funds share a separate prospectus. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.


                      There can be no assurance that Municipal Money, Cash Reserves, or Government Money, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.


                          ADDITIONAL REDEMPTION INFORMATION

     Suspension of Redemptions
     -------------------------

                      The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed (other than weekend and holiday closings),
     (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Fund's shareholders; pro-vided that applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.


     Redemptions in Kind
     -------------------


                      Each Fund reserves the right, under certain conditions, to honor any request for redemption, or a combination of requests from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part by securities valued as described under "Account and Share Information -- Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses in converting those securities into cash and will be subject to fluctuations in the market price of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determine that it would be in the best interests of a Fund's shareholders as a whole. Redemptions in kind will be made with readily marketable securities to the extent possible.

                          DIVIDENDS AND OTHER DISTRIBUTIONS

                      Each Fund distributes to its shareholders amounts equal to substantially all of its proportionate share of any net investment income (after deducting expenses incurred directly by the Fund) and net capital gains (both long-term and short-term) earned by its corresponding Portfolio. Municipal Money calculates its net investment income and share price as of noon (Eastern time) on each Business Day; Municipal Securities and New York Insured Intermediate calculate their net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time). Shares of Municipal Money begin earning income dividends on the Business Day the proceeds of the purchase order are converted into "federal funds" and continue to earn dividends through the Business Day before they are redeemed; shares of Municipal Securities and New York Insured Intermediate begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Dividends declared for each month are paid on the last Business Day of the month.


                      A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include realized gains and losses, which are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Distributions of net realized capital gains, if any, normally are paid by Municipal Securities and New York Insured Intermediate once annually, in December. Income dividends are declared daily and paid monthly


                      Dividends and other distributions, if any, are automatically reinvested in additional shares of the distributing Fund, unless and until the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.


                      A  cash election  with  respect  to  any Fund  remains  in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will be automatically reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing of his or her correct address and requests in writing that the cash election be reinstated.


                              ADDITIONAL TAX INFORMATION

     Taxation of the Funds
     ---------------------

                      In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities or Hedging Instruments that were held for less than three months ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and
     (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.


                      In addition, in order to be able to pay "exempt-interest dividends" to its shareholders, each Fund must (and intends to continue
     to) satisfy the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code. "Exempt-interest" dividends constitute the portion of the aggregate dividends (not including capital gain distributions), as designated by a Fund, equal to the excess of the Fund's excludable interest over certain amounts disallowed as deductions. The shareholders' treatment of dividends from a Fund under local and state income tax laws may differ from the treatment thereof under the Code.


                      Municipal Money and Municipal Securities have received rulings from the Service that each Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC and to pay "exempt-interest" dividends to its shareholders. The Funds also have received rulings from the Service that neither Fund will recognize gain or loss upon the transfer of property to a Portfolio in exchange for an interest in the Portfolio. Although these rulings may not be relied on as precedent by New York Insured Intermediate, N&B Management believes that the reasoning thereof, and hence this conclusion, apply to this Fund as well.


                      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its (taxable) ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


                      See the next section for a discussion of the tax conse-quences to Municipal Securities and New York Insured Intermediate of hedging and certain other transactions engaged in by their corresponding Portfolios.


     Taxation of the Portfolios
     --------------------------

                      Neuberger & Berman Municipal Money Portfolio and Neuberger & Berman Municipal Securities Portfolio have received rulings from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although this ruling may not be relied on as precedent by Neuberger & Berman New York Insured Intermediate Portfolio, N&B Management believes the reasoning thereof and, hence, this conclusion apply to that Portfolio as well. As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.


                      Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC and to pay "exempt-interest" dividends to its shareholders, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.


                      Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolio. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income (including tax-exempt income) and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.


                      The use by Neuberger & Berman Municipal Securities Portfolio and New York Insured Intermediate Portfolio of hedging strate-gies, such as writing (selling) and purchasing Hedging Instruments, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. For each of these Portfolios, income from transactions in Hedging Instruments derived with respect to its business of investing in securities will qualify as permissible income for its corresponding Fund under the Income Requirement. However, income from the disposition by a Portfolio of Hedging Instruments will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.



                      If Neuberger  & Berman  Municipal Securities  Portfolio or
     Neuberger & Berman New York Insured Intermediate Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each of these Portfolios will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.


                      Exchange-traded Futures Contracts and listed options thereon constitute "Section 1256 contracts." Section 1256 contracts are required to be marked to market (that is, treated as having been sold at market value) at the end of a Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss.


                      Each Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), at a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond pur-chased by a Portfolio (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable)
     income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a Portfolio may elect to include market dis-count in its gross income currently, for each taxable year to which it is attributable.

                      Each Portfolio may acquire zero coupon  or other municipal securities issued with OID. As a holder of those securities, each Portfo-lio (and, through it, its corresponding Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income plus its share of its corresponding Portfolio's accrued tax-exempt OID to satisfy the Distribution Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its proportionate share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the dispo-sition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Portfolio's ability to sell other securities, or certain Hedging Instruments, held for less than three months, that it might wish to sell in the ordinary course of its portfolio management.


     Taxation of the Funds' Shareholders
     -----------------------------------

                      Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds or private activity bonds should consult their tax advisers before purchasing shares of a Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a non-exempt person who regularly uses in trade or business a part of a facility financed from the proceeds of those bonds.


                      If Municipal Securities or New York Insured Intermediate shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and the allowed portion of the loss, if any, will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                      Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from a Fund still are tax-exempt to the extent described above;

     they are only included in the calculation of whether a recipient's income exceeds the established amounts.

                      If a Portfolio invests in any instruments that generate taxable interest income, under the circumstances described in the Prospec-tus, distributions by its corresponding Fund attributable to that interest will be taxable to the Fund's shareholders as ordinary income to the extent of the Fund's earnings and profits. Similarly, if a Portfolio realizes capital gain as a result of market transactions, any distribution by its corresponding Fund attributable to that gain will be taxable to the Fund's shareholders. Investors also should be aware that if shares of a Fund are purchased shortly before the record date for a distribution of taxable interest income or capital gain, the purchaser will receive some portion of the purchase price back as a taxable distribution. There may be additional federal income tax consequences regarding the receipt of tax-exempt dividends by shareholders such as "S" corporations, financial institutions, and property and casualty insurance companies and individuals otherwise eligible for the earned income credit. A share-holder falling into any such category should consult its tax adviser concerning its investment in shares of a Fund.


                      Each Fund is required to withhold 31% of all taxable dividends, and Municipal Securities and New York Insured Intermediate are required to withhold 31% of all capital gain distributions and redemption proceeds, payable to any individuals and certain other non-corporate
     shareholders  who  do   not  provide  the  Fund  with  a  correct  taxpayer
     identification number. Withholding at that rate also is required from taxable dividends and capital gain distributions payable to such share-holders who otherwise are subject to backup withholding.

                      As described under "How to Sell Shares" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so.

                      New York State and New York City Income Taxes. The portion of New York Insured Intermediate's exempt-interest dividends equal to the proportion which the Fund's interest on New York Municipal Securities bears to all of the Fund's tax-exempt interest (whether or not distributed) also will be exempt from New York State and New York City personal income taxes. Shareholders subject to income taxation in states other than New York will realize a lower after-tax rate of return than New York shareholders because the dividends distributed by the Fund generally will not be exempt, to any significant degree, from income taxation by such other states.


                      Interest on indebtedness incurred or continued to purchase or carry the Fund's shares is not deductible for New York State and New York City personal income tax purposes to the extent attributable to interest income exempt from New York State and New York City personal income taxes. Tax-exempt dividends paid to a corporate shareholder will be subject to the New York State corporate franchise tax and New York City general corporation tax.


                          VALUATION OF PORTFOLIO SECURITIES
                                  (Municipal Money)


                      Municipal Money relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although Municipal Money's reliance on Rule 2a-7 and Neube-rger & Berman Municipal Money Portfolio's use of that method should enable the Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                                PORTFOLIO TRANSACTIONS

                      Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios usually do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities typically includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.


                      In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. N&B Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or N&B Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although no Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any dealer in connection with the acquisition of securities in underwritings.


                      During  the  fiscal  year  ended  October   31,  1995,  no
     Portfolio acquired securities of its "regular brokers or dealers" (as defined in the 1940 Act). At October 31, 1995, no Portfolio held any securities of its "regular brokers or dealers."


                      No  affiliate   of  any  Portfolio  receives  give-ups  or
     reciprocal  business in  connection with  its portfolio  transactions.   No
     Portfolio effects transactions with or through broker-dealers in accordance with any formula or for selling shares of a Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.


     Portfolio Turnover
     ------------------

                      The portfolio turnover rate is the lesser of the cost of the securities purchased or the value of the securities sold, excluding all securities, including options, whose maturity or expiration date at the time of acquisition was one year or less, divided by the average monthly value of such securities owned during the year.

                               REPORTS TO SHAREHOLDERS

                      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.


                            CUSTODIAN AND TRANSFER AGENT

                      Each Fund and Portfolio has selected State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. All correspondence should be mailed to Neuberger & Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. State Street also serves as each Fund's transfer agent and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distri-butions through its Boston Service Center.

                                INDEPENDENT AUDITORS

                      Each Fund and Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

                                    LEGAL COUNSEL

                      Each   Fund  and  Portfolio  has  selected  Kirkpatrick  &
     Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036, as its legal counsel.


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

              The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at January 31, 1996:



                                                                                    Percentage of
                                                                                     Ownership at
                                           Name and Address:                       January 31, 1996
                                           ----------------                        ----------------

       Municipal Money:                    Neuberger & Berman*                          86.85%
       ---------------                     605 Third Avenue
                                           New York, NY  10158-3698

       Municipal Securities:               Charles Schwab & Co., Inc.*                  26.65%
       --------------------                Attn: Mutual Funds Dept.
                                           101 Montgomery Street
                                           San Francisco, CA  94104-4122

                                           Neuberger & Berman*                          16.45%
                                           605 Third Avenue
                                           New York, NY  10158-3698

       New York Insured Intermediate:      Neuberger & Berman*                          34.56%
       -----------------------------       11 Broadway
                                           Attn: Operations Control
                                           New York, NY  10004-1303

                                           Stanley Egener                               13.39%
                                           605 Third Avenue
                                           New York, NY  10158


                                        - 71 -






                                           Neuberger & Berman                           10.41%
                                           Management Inc.
                                           Attn:  M. Weiner
                                           605 Third Avenue
                                           New York, NY  10158-0180

                                           Charles Schwab & Co., Inc.*                  9.01%
                                           101 Montgomery Street
                                           San Francisco, CA  94104-4122




     _________________________


     * Charles Schwab & Co., Inc. and Neuberger & Berman hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in client accounts unless disclosure is expressly required by law.

                      At January 31, 1996, the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund (except New York Insured Intermediate). As of that date, such trustees and officers, as a group, owned 13.39% of New York Insured Intermediate.


                                REGISTRATION STATEMENT

                      This SAI and the Prospectus do not contain all the infor-mation included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration state-ment, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

                      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                FINANCIAL STATEMENTS

                      The following financial statements and related documents are incorporated herein by reference to the Funds' Annual Report to Shareholders for the fiscal year ended October 31, 1995:


                      The audited financial statements of the Funds and Portfolios and notes thereto for the fiscal year ended
     October   31,   1995,   and   the   reports   of   Ernst   &   Young   LLP,
                      independent auditors, with respect to such audited financial statements.

                                                                      Appendix A

                RATINGS OF MUNICIPAL OBLIGATIONS AND COMMERCIAL PAPER

                      S&P municipal bond ratings:
                      --------------------------

                      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

                      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                      Moody's municipal bond ratings:
                      ------------------------------

                      Aaa - Bonds rated Aaa are judged to be of the best qual-ity. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                      A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

              Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                      S&P municipal note ratings:
                      --------------------------

                      SP-1 - This designation denotes very strong or strong capacity to pay principal and interest. Those issuers determined to possess overwhelming safety characteristics are given a plus (+) designation.

                      SP-2 - This designation denotes satisfactory capacity to pay principal and interest.

                      SP-3 - This designation denotes speculative capacity to pay principal and interest.

                      Moody's municipal note ratings:
                      ------------------------------

                      MIG 1/VMIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

                      MIG 2/VMIG 2 - This designation denotes high quality. Margins of protection are ample, although not so large as in the preceding group.

                      MIG 3/VMIG 3 - This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

                      The designation VMIG indicates a variable rate demand note.

                      S&P commercial paper ratings:
                      ----------------------------

                      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                      A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

                      Moody's commercial paper ratings:
                      --------------------------------

                      Issuers rated PRIME-1 (or related supporting institu-tions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

              -       Leading market positions in well-established industries.

              -       High rates of return on funds employed.

              -       Conservative  capitalization   structures  with   moderate
                      reliance on debt and ample asset protection.

              - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

              - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                      Issuers rated PRIME-2 (or related supporting institu-tions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                                                      Appendix B

                                THE ART OF INVESTMENT:
                          A CONVERSATION WITH ROY NEUBERGER

     The Art of Investing:
     A Conversation with Roy Neuberger

                                                "I  firmly believe  that
                                                if  you want  to  manage
                                                your   own  money,   you
                                                must  be  a  student  of
                                                the market.  If you  are
                                                unwilling  or unable  to
                                                do  that,  find  someone
                                                else   to   manage  your
                                                money for you."


                                                NEUBERGER & BERMAN

             [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

     [PICTURE OF ROY NEUBERGER]



                               During  my more  than sixty-five
                      years  of buying  and selling securities,
                      I've been asked many  questions about  my
                      approach  to  investing.   On  the  pages
                      that  follow   are   a  variety   of   my
                      thoughts,     ideas     and    investment
                      principles  which  have  served  me  well
                      over  the  years.    If  you  gain useful
                      knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                                                 \s\    Roy   R.
     Neuberger



                                      YOU'VE BEEN ABLE TO CONDENSE SOME OF THE
                                      CHARACTERISTICS OF SUCCESSFUL INVESTING INTO
                                      FIVE "RULES."  WHAT ARE THEY?

                                      Rule #1: Be flexible.  My philosophy has
                                      necessarily changed from time to time because
                                      of events and because of mistakes.  My views
                                      change as economic, political, and
                                      technological changes occur both on and
                                      sometimes off our planet.  It is imperative
                                      that you be willing to change your thoughts to
                                      meet new conditions.


                                      Rule #2: Take your temperament into account.
                                      Recognize whether you are by nature very speculative or just the opposite - fearful, timid of taking risks. But in any event --

       Diversify your investments,    Rule #3: Be broad-gauged. Diversify your
       make sure that some of your    investments, make sure that some of your
       principal is kept safe, and    principal is kept safe, and try to increase
       try to increase your income    your income as well as your capital.
       as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]






                                      Rule #4: Always remember there are many ways to
                                      skin a cat! Ben Graham and David Dodd did it by
                                      understanding basic values.  Warren Buffet
                                      invested his portfolio in a handful of long-
                                      term holdings, while staying involved with the
                                      companies' managements.  Peter Lynch chose to
                                      understand, first-hand, the products of many
                                      hundreds of the companies he invested in.
                                      George Soros showed his genius as a hedge fund
                                      investor who could decipher world currency
                                      trends.  Each has been successful in his own
                                      way. But to be successful, remember to



                                        - 2 -








                                      Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                              A. Dig for yourself.
                                              B. Be from Missouri.
                                              C. If it sounds too good to be true,
                                              it probably is.


                                      IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                      GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW THE
                                      MARKET BEHAVES?

                                      Every decade that I've been involved with Wall
                                      Street has a nuance of its own, an economic and
                                      social climate that influences investors.  But
                                      generally, bull markets tend to be longer than
                                      bear markets, and stock prices tend to go up
                                      more slowly and erratically than they go down.
                                      Bear markets tend to be shorter and of greater
                                      intensity.  The market rarely rises or declines
                                      concurrently with business cycles longer than
                                      six months.

                                      AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                      DEFINE VALUE INVESTING?

                                      Value investing means finding the best values -
                                      - either absolute or relative.  Absolute means
                                      a stock has a low market price relative to its
                                      own fundamentals.  Relative value means the
                                      price is attractive relative to the market as a
                                      whole.

                                      COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                      A classic example is a company that has a low
                                      price to earnings ratio, a low price to book
                                      ratio, free cash flow, a strong balance sheet,
                                      undervalued corporate assets, unrecognized
                                      earnings turnaround and is selling at a
                                      discount to private market value.

                                      These characteristics usually lead to companies
                                      that are under-researched and have a high
                                      degree of inside ownership and entrepreneurial
                                      management.



                                        - 3 -






                                      One of my colleagues at Neuberger & Berman says
                                      he finds his value stocks either "under a
                                      cloud" or "under a rock."  "Under a cloud"
                                      stocks are those Wall Street in general doesn't
                                      like, because an entire industry is out of
                                      favor and even the good stocks are being
                                      dropped.  "Under a rock" stocks are those Wall
                                      Street is ignoring, so you have to uncover them
                                      on your own.

                                      ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE
                                      STOCKS?


                                      I'm more interested in longer-term trends in
                                      earnings than short-term trends.  Earnings
                                      gains should be the product of long-term
                                      strategies, superior management, taking
                                      advantage of business opportunities and so on.
                                      If these factors are in their proper place,
                                      short-term earnings should not be of major
                                      concern.  Dividends are an important extra
                                      because, if they're stable, they help support
                                      the price of the stock.

                                      WHAT ABOUT SELLING STOCKS?

                                      Most individual investors should invest for the
                                      long term but not mindlessly.  A sell
                                      discipline, often neglected by investors, is
                                      vitally important.

       "One should fall in love       One should fall in love with ideas, with
       with ideas, with people or     people, or with idealism.  But in my book, the
       with idealism.  But in my      last thing to fall in love with is a particular
       book, the last thing to        security. It is after all just a sheet of paper
       fall in love with is a         indicating a part ownership in a corporation
       particular security."          and its use is purely mercenary.  If you must
                                      love a security, stay in love with it until it
                                      gets overvalued; then let somebody else fall in
                                      love.



                                                [PICTURE OF ROY NEUBERGER]








                                        - 4 -






                                      ANY OTHER ADVICE FOR INVESTORS?

                                      I firmly believe that if you want to manage
                                      your own money, you must be a student of the
                                      market.  If you're unwilling or unable to do
                                      that, find someone else to manage your money
                                      for you.  Two options are a well-managed no-
                                      load mutual fund or, if you have enough assets
                                      for separate account management, a money
                                      manager you trust with a good record.


                                      HOW WOULD YOU DESCRIBE YOUR PERSONAL INVESTING
                                      STYLE?

                                      Every stock I buy is bought to be sold.  The
                                      market is a daily event, and I continually
                                      review my holdings looking for selling
                                      opportunities.  I take a profit occasionally on
                                      something that has gone up in price over what
                                      was expected and simultaneously take losses
                                      whenever misjudgment seems evident. This
                                      creates a reservoir of buying power that can be
                                      used to make fresh judgments on what are the
                                      best values in the market at that time. My
                                      active investing style has worked well for me
                                      over the years, but for most investors I
                                      recommend a longer-term approach.

                                      I tend not to worry very must about the day to
                                      day swings of the market, which are very hard
                                      to comprehend.  Instead, I try to be rather
                                      clever in diagnosing values and trying to win
                                      70 to 80 percent of the time.

                                      YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                      EXPERIENCE WITH THE "GREAT CRASH"?
















                                        - 5 -






                                      The only money I managed in the Panic of 1929
                                      was my own.  My portfolio was down about 12
                                      percent, and I had an uneasy feeling about the
                                      market and conditions in general.  Those were
                                      the days of 10 percent margin.  I studied the
                                      lists carefully for a stock that was overvalued
                                      in my opinion and which I could sell short as a
                                      hedge. I came across RCA at about $100 per
                                      share.  It had recently split 5 for 1 and
                                      appeared overvalued.  There were no dividends,
                                      little income, a low net worth and a weak
                                      financial position.  I sold RCA short in the
                                      amount equal to the dollar value of my long
                                      portfolio.  It proved to be a timely and
                                      profitable move.

                                      HOW DID THE CRASH OF 1929 AFFECT YOUR INVESTING
                                      STYLE?


                                      I am prematurely bearish when the market goes
                                      up for a long time and everybody is happy
                                      because they are richer.  I am very bullish
                                      when the market has gone down perceptibly and I
                                      feel it has discounted any troubles we are
                                      going to have.

                                      HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO
                                      MARKET BEHAVIOR?

                                      There are many factors in addition to economic
                                      statistics or security analysis in a buy or
                                      sell decision.  I believe psychology plays an
                                      important role in the Market.  Some people
                                      follow the crowd in hopes they'll be swept
                                      along in the right direction, but if the crowd
                                      is late in acting, this can be a bad move.

                                      I like to be contrary.  When things look bad, I
                                      become optimistic. When everything looks rosy,
                                      and the crowd is optimistic, I like to be a
                                      seller.  Sometimes I'm too early, but I
                                      generally profit.

                                      AS A RENOWNED ART COLLECTOR, DO YOU FIND
                                      SIMILARITIES BETWEEN SELECTING STOCKS AND
                                      SELECTING WORKS OF ART?






                                        - 6 -






                                      Both are an art, although picking stocks is a
                                      minor art compared with painting, sculpture or
       "When things look bad, I       literature.  I started buying art in the 30s,
       become optimistic.  When       and in the 40s it was a daily, almost hourly
       everything looks rosy, and     occurrence.  My inclination to buy the works of
       the crowd is optimistic, I     living artists comes from Van Gogh, who sold
       like to be a seller."          only one painting during his lifetime.  He died
                                      in poverty, only then to become a legend and
                                      have his work sold for millions of dollars.




                                                [PICTURE OF ROY NEUBERGER]


                                      There are more variables to consider now in
                                      both buying art and picking stocks.  In the
                                      modern stock markets, the heavy use of futures
                                      and options has changed the nature of the
                                      investment world.  In past times, the stock
                                      market was much less complicated, as was the
                                      art world.

                                      Artists rose and fell on their own merits
                                      without a lot of publicity and attention.  As
                                      more and more dealers are involved with
                                      artists, the price of their work becomes
                                      inflated.  So I almost always buy works of
                                      unknown, relatively undiscovered artists,
                                      which, I suppose is similar to value investing.

                                      But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.
















                                        - 7 -






                                      WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN
                                      YOUR LIFE?

                                      Being a founder of Neuberger & Berman and
                                      creating one of the first no-load mutual funds.
                                      I started on Wall Street in 1929, and during
                                      the depression I managed my own money and that
                                      of my clientele.  We all prospered, but I
                                      wanted to have my own firm.  In 1939 I became a
                                      founder of Neuberger & Berman, and for about 10
                                      years we managed money for individuals with
                                      substantial financial assets.  But I also
                                      wanted to offer the smaller investor the
                                      benefits of professional money management, so
                                      in 1950 I created the Guardian Mutual Fund (now
                                      known as the Neuberger & Berman Guardian Fund).
                                      The Fund was kind of an innovation in its time
                                      because it didn't charge a sales commission.  I
                                      thought the public was being overcharged for
                                      mutual funds, so I wanted to create a fund that
                                      would be offered directly to the public without
                                      a sales charge.  Now of course the "no-load"
                                      fund business is a huge industry.  I managed
                                      the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                      YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                      THE OFFICE EVERY DAY TO MANAGE YOUR
                                      INVESTMENTS.  WHY?

                                      I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.

                                      WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT
                                      INVESTING?

                                      Realize that there are opportunities at all
                                      times for the adventuresome investor.  And stay
                                      in good physical condition.  It's a strange
                                      thing.  You do not dissipate your energies by
                                      using them.  Exercise your body and your brain
                                      every day, and you'll do better in investments
                                      and in life.






                                        - 8 -






                                      ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                      Roy Neuberger is a founder of the investment
                                      management firm Neuberger & Berman, and a
                                      renowned value investor.  He is also a
                                      recognized collector of contemporary American
                                      art, much of which he has given away to museums
                                      and colleges across the country.

                                              During the 1920s, Roy studied art in
                                      Paris.  When he realized he didn't possess the
                                      talent to become an artist, he decided to
                                      collect art, and to support this passion, Roy
                                      turned to investing -- a pursuit for which his
                                      talents have proven more than adequate.


                                      A TALENT FOR INVESTING

                                              Roy began his investment career by
                                      joining a brokerage firm in 1929, seven months
                                      before the "Great Crash."  Just weeks before
                                      "Black Monday," he shorted the stock of RCA,
                                      thinking it was overvalued.  He profited from
                                      the falling market and gained a reputation for
                                      market prescience and stock selection that has
                                      lasted his entire career.

                                      NEUBERGER & BERMAN'S FOUNDING

                                              Roy's investing acumen attracted many
                                      people who wished to have him manage their
                                      money.  In 1939, at the age of 36, after
                                      purchasing a seat on the New York Stock
                                      Exchange, Roy founded Neuberger & Berman to
                                      provide money management services to people who
                                      lacked the time, interest or expertise to
                                      manage their own assets.















                                        - 9 -






                                      NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                      GROWTH

                                              Neuberger & Berman has grown through
                                      the years and now manages approximately $30
                                      billion of equity and fixed income assets, both
                                      domestic and international, for individuals,
                                      institutions, and its family of no-load mutual
                                      funds.  Today, as when the firm was founded,
                                      Neuberger & Berman follows a value approach to
                                      investing, designed to enable clients to
                                      advance in good markets and minimize losses
                                      when conditions are less favorable.















                                              For more complete information about
                                              the Neuberger & Berman Guardian Fund,
                                              including fees and expenses, call
                                              Neuberger & Berman Management at 800-
                                              877-9700 for a free prospectus.
                                              Please read it carefully, before you
                                              invest or send money.


















                                        - 10 -
























                                                       Neuberger & Berman Management
                                                       Inc.[SERVICE MARK]

                                                               605 Third Avenue, 2nd
                                                               Floor
                                                               New York, NY  10158-
                                                               0006
                                                               Shareholder Services
                                                               (800) 877-9700

                                                               [COPYRIGHT
                                                               SYMBOL]1995 Neuberger
                                                               & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS



















                                        - 11 -






                           NEUBERGER & BERMAN INCOME FUNDS
                    POST-EFFECTIVE AMENDMENT NO. 21 ON FORM N-1A

                                       PART C

                                  OTHER INFORMATION

     Item 24.         Financial Statements and Exhibits
                      ---------------------------------

     (a)      Financial Statements:

              The audited financial statements contained in the Annual Report to Shareholders of the Registrant for the fiscal year ended
              October 31, 1995 for Neuberger & Berman Income Funds (with respect to Neuberger & Berman Government Money Fund, Neuberger &
              Berman Cash Reserves, Neuberger & Berman Ultra Short Bond Fund, and Neuberger & Berman Limited Maturity Bond Fund) and Income
              Managers  Trust (with  respect  to Neuberger  &  Berman Government
              Money  Portfolio,  Neuberger  & Berman  Cash  Reserves  Portfolio,
              Neuberger &  Berman Ultra  Short Bond  Portfolio, and  Neuberger &
              Berman Limited Maturity Bond Portfolio) and the reports of the independent auditors are incorporated into the Statement of Additional Information for such series by reference.

              The audited  financial statements  contained in the  Annual Report to Shareholders  of  the  Registrant for  the  fiscal  year  ended
              October  31, 1995  for  Neuberger  &  Berman  Income  Funds  (with respect to  Neuberger &  Berman Municipal Money Fund,  Neuberger &
              Berman Municipal Securities Trust  and Neuberger & Berman New York
              Insured  Intermediate  Fund)   and  Income  Managers  Trust  (with
              respect   to  Neuberger   &  Berman  Municipal   Money  Portfolio,
              Neuberger & Berman Municipal  Securities Portfolio and Neuberger &
              Berman New  York Insured  Intermediate Portfolio) and  the reports of the  independent auditors  are incorporated into  the Statement of Additional Information for such series by reference.

              Included in Part A of this Post-Effective Amendment:

                      FINANCIAL  HIGHLIGHTS  for   the  periods
                      indicated therein for Neuberger &  Berman
                      Government   Money  Fund,   Neuberger   &
                      Berman Cash Reserves, Neuberger &  Berman
                      Ultra   Short  Bond   Fund,  Neuberger  &
                      Berman   Limited  Maturity   Bond   Fund,
                      Neuberger & Berman Municipal Money  Fund,
                      Neuberger &  Berman Municipal  Securities
                      Trust, and  Neuberger &  Berman New  York
                      Insured Intermediate Fund.






     (b)      Exhibits:

                   Exhibit
                   Number        Description
                   -------       -----------


                   (1)           (a)     Certificate of Trust. Filed
                                         herewith.

                                 (b)     Trust Instrument of Neuberger &
                                         Berman Income Funds.  Filed
                                         herewith.

                                 (c)     Schedule A - Current Series of
                                         Neuberger & Berman Income Funds.
                                         Filed herewith.

                   (2)           By-Laws of Neuberger & Berman Income Funds.
                                 Filed herewith.

                   (3)           Voting Trust Agreement.  None.

                   (4)           Specimen Share Certificate.  None.

                   (5)           (a)     (i)      Management Agreement
                                                  Between Income Managers
                                                  Trust and Neuberger &
                                                  Berman Management
                                                  Incorporated.  Filed
                                                  herewith.

                                         (ii)     Schedule A - Portfolios of
                                                  Income Managers Trust
                                                  Currently Subject to the
                                                  Management Agreement.
                                                  Filed herewith.

                                         (iii)    Schedule B - Schedule of
                                                  Compensation under the
                                                  Management Agreement.
                                                  Filed herewith.

                                 (b)     (i)      Sub-Advisory Agreement
                                                  Between Neuberger & Berman
                                                  Management Incorporated and
                                                  Neuberger & Berman, L.P.
                                                  with respect to Income
                                                  Managers Trust.  Filed
                                                  herewith.






                                         (ii)     Schedule A - Portfolios of
                                                  Income Managers Trust
                                                  Currently Subject to the
                                                  Sub-Advisory Agreement.
                                                  Filed herewith.

                   (6)           (a)     Distribution Agreement between
                                         Neuberger & Berman Income Funds and
                                         Neuberger & Berman Management
                                         Incorporated.  Filed herewith.

                                 (b)     Schedule A - Series of Neuberger &
                                         Berman Income Funds Currently
                                         Subject to the Distribution
                                         Agreement.  Filed herewith.

                   (7)           Bonus, Profit Sharing or Pension Plans.
                                 None.

                   (8)           (a)     Custodian Contract Between
                                         Neuberger & Berman Income Funds and
                                         State Street Bank and Trust
                                         Company.  Filed herewith.

                                 (b)     Schedule A - Approved Foreign
                                         Banking Institutions and Securities
                                         Depositories Under the Custodian
                                         Contract.  Filed herewith.

                   (9)           (a)     (i)      Transfer Agency Agreement
                                                  Between Neuberger & Berman
                                                  Income Funds and State
                                                  Street Bank and Trust
                                                  Company.  Filed herewith.

                                         (ii)     Agreement between Neuberger
                                                  & Berman Income Funds and
                                                  State Street Bank and Trust
                                                  Company Adding Neuberger &
                                                  Berman New York Insured
                                                  Intermediate Fund as a
                                                  Portfolio Governed by the
                                                  Transfer Agency Agreement.
                                                  Filed herewith.

                                         (iii)    First Amendment to Transfer
                                                  Agency and Service
                                                  Agreement between Neuberger
                                                  & Berman Income Funds and
                                                  State Street Bank and Trust
                                                  Company.  Filed herewith.






                                 (b)     (i)      Administration Agreement
                                                  Between Neuberger & Berman
                                                  Income Funds and Neuberger
                                                  & Berman Management
                                                  Incorporated.  Filed
                                                  herewith.

                                         (ii)     Schedule A - Series of
                                                  Neuberger & Berman Income
                                                  Funds Currently Subject to
                                                  the Administration
                                                  Agreement.  Filed herewith.

                                         (iii)    Schedule B - Schedule of
                                                  Compensation Under the
                                                  Administration Agreement.
                                                  Filed herewith.

                   (10)          Opinion and Consent of Kirkpatrick &
                                 Lockhart on Securities Matters.  None.

                   (11)          Other Opinions, Appraisals, Rulings and
                                 Consents:

                                         Consents of Ernst & Young LLP,
                                         Independent Auditors.  Filed
                                         Herewith.

                   (12)          Financial Statements Omitted from
                                 Prospectus.  None.

                   (13) Letter of Investment Intent. Incorporated by Reference to Pre-Effective Amendment No.
                                 1  to the Registration Statement of
                                 Neuberger & Berman Multi-Series Fund, Inc.,
                                 File Nos. 33-19951 and 811-5467.

                   (14)          Prototype Retirement Plan.  None.

                   (15)          Plan Pursuant to Rule 12b-1.  None.

                   (16)          Schedule of Computation of Performance
                                 Quotations.  Incorporated by Reference to
                                 Post-Effective Amendment No. 17 to
                                 Registrant's Registration Statement, File
                                 Nos. 2-85229 and 811-3802.

                   (17)          Financial Data Schedule.  Filed herewith.

                   (18)          Plan Pursuant to Rule 18f-3.  None.

     Item 25.         Persons  Controlled  By  or  Under   Common  Control  with
     Registrant.






              No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder fund structure, and technically may be considered to control the master fund in which it invests, Income Managers Trust.)

     Item 26.         Number of Holders of Securities.
                      --------------------------------

              The following information is given as of December 29, 1995.

                                                 Number of
       Title of Class                          Record Holders
       Shares of beneficial
       interest, $0.001 par value, of:

       Neuberger & Berman Government                    4,770
       Money Fund
       Neuberger & Berman Cash Reserves                 9,492
       Neuberger & Berman Ultra Short                   2,472
       Bond Fund
       Neuberger & Berman Limited                       3,551
       Maturity Bond Fund
       Neuberger & Berman Municipal                     1,278
       Money Fund
       Neuberger & Berman Municipal                       946
       Securities Trust
       Neuberger & Berman New York                        161
       Insured
               Intermediate Fund


     Item 27.         Indemnification.
                      ---------------

              A Delaware business trust  may provide in its governing instrument for indemnification  of its officers and trustees from  and against any and
     all  claims and demands  whatsoever.   Article IX,  Section 2 of  the Trust
     Instrument provides  that the  Registrant shall  indemnify  any present  or former  trustee, officer,  employee or  agent of  the Registrant  ("Covered
     Person") to the fullest extent  permitted by law against liability  and all expenses reasonably incurred or  paid by him or her in connection  with any claim, action,  suit or proceeding  ("Action") in which  he or she  becomes involved as a party or  otherwise by virtue of  his or her being or  having been a Covered  Person and against amounts  paid or incurred by  him or her
     in settlement thereof.   Indemnification will not  be provided to a  person
     adjudged by a  court or other  body to be liable  to the Registrant or  its
     shareholders  by   reason  of  "willful   misfeasance,  bad  faith,   gross
     negligence or reckless disregard  of the duties involved in the  conduct of his office" ("Disabling  Conduct"), or not to  have acted in good  faith in the reasonable  belief that his or her  action was in the  best interest of
     the Registrant.   In the event of  a settlement, no indemnification  may be
     provided unless there has  been a determination that the officer or trustee did  not engage  in  Disabling  Conduct (i)  by  the  court or  other  body approving  the settlement;  (ii) by at  least a majority  of those trustees who  are neither  interested  persons,  as  that  term is  defined  in  the
     Investment   Company  Act   of  1940  ("1940   Act"),  of   the  Registrant
     ("Independent Trustees"), nor parties to  the matter based upon a review of readily available facts; or (iii)  by written opinion of  independent legal counsel based upon a review of readily available facts.

              Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The
     Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

              Section  9 of  the  Management Agreement  between  Income Managers
     Trust ("Managers Trust")  and Neuberger and Berman  Management Incorporated
     ("N&B Management")  provides that neither N&B  Management nor any director, officer or  employee of N&B  Management performing services  for any series of Managers Trust  (each a "Portfolio") at the  direction or request of N&B
     Management  in   connection  with   N&B  Management's   discharge  of   its
     obligations  under the Agreement shall be  liable for any error of judgment or  mistake of law  or for any loss  suffered by a  Portfolio in connection with any matter to which  the Agreement relates; provided, that  nothing in the Agreement shall be  construed (i) to protect N&B Management against any liability to Managers Trust or a Portfolio  or its interestholders to which
     N&B  Management  would   otherwise  be   subject  by   reason  of   willful
     misfeasance,  bad faith,  or  gross negligence  in  the performance  of its duties, or  by  reason  of  N&B  Management's  reckless  disregard  of  its obligations and  duties  under  the  Agreement,  or  (ii)  to  protect  any director, officer or employee of N&B Management who is or was a  trustee or officer of  Managers Trust  against any  liability to Managers  Trust or  a
     Portfolio or  its interestholders to  which such person  would otherwise be subject by  reason of willful  misfeasance, bad faith,  gross negligence or reckless disregard of the duties  involved in the conduct of  such person's office with Managers Trust.

              Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman") with respect to
     Managers Trust provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger &
     Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.

              Section 12 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management or its employees, agents  or contractors in carrying out  the provisions of the  Agreement if  such  action was  taken  or omitted  in  good faith  and without negligence  or misconduct  on the part  of N&B  Management, or  its
     employees,  agents  or  contractors.   Section  13  of  the  Administration
     Agreement provides  that the Registrant shall  indemnify N&B Management and hold  it  harmless  from  and  against  any  and  all losses,  damages  and expenses, including  reasonable attorneys' fees  and expenses, incurred  by
     N&B  Management  that  result  from:    (i)  any  claim,  action,  suit  or
     proceeding in  connection with  N&B Management's entry  into or performance of the Agreement; or (ii) any action taken or omission to act  committed by
     N&B Management in the performance  of its obligations under  the Agreement;
     or (iii) any action  of N&B Management  upon instructions believed in  good faith by  it  to  have  been  executed by  a  duly  authorized  officer  or representative  of a  Series;  provided, that  N&B  Management will  not be entitled  to  such  indemnification  in  respect  of  actions  or omissions constituting negligence or  misconduct on the  part of  N&B Management,  or
     its employees,  agents or contractors.   Amounts payable  by the Registrant
     under this provision  shall be payable  solely out  of assets belonging  to that Series,  and not  from assets  belonging to  any other  Series of  the
     Registrant.  Section 14 of  the Administration Agreement provides  that N&B
     Management will  indemnify the  Registrant and  hold it  harmless from  and against  any  and all  losses, damages  and expenses,  including reasonable attorneys' fees and  expenses, incurred by the Registrant that result from:
     (i) N&B Management's failure  to comply with the terms of the Agreement; or
     (ii) N&B  Management's lack  of good  faith in  performing its  obligations under  the  Agreement;  or  (iii)  the  negligence  or  misconduct  of  N&B
     Management, or its  employees, agents or contractors in connection with the
     Agreement.   The Registrant shall  not be entitled  to such indemnification in respect  of actions or omissions  constituting negligence  or misconduct on the  part of  the Registrant  or its  employees,  agents or  contractors other  than N&B  Management, unless  such negligence  or misconduct results from or  is accompanied  by negligence  or misconduct  on the  part of  N&B
     Management,  any affiliated  person of  N&B  Management, or  any affiliated person of an affiliated person of N&B Management.

              Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     Item 28.         Business   and   Other   Connections   of   Adviser    and
     Sub-Adviser.
                      ---------------------------------------------------------

              There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of Neuberger &
     Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

       NAME                       BUSINESS AND OTHER CONNECTIONS
       -------------------        ------------------------------

       Claudia A. Brandon         Secretary, Neuberger & Berman Advisers
       Vice President, N&B        Management Trust (Delaware business trust);
       Management                 Secretary, Advisers Managers Trust;
                                  Secretary, Neuberger & Berman Advisers
                                  Management Trust (Massachusetts business
                                  trust) (1); Secretary, Neuberger & Berman
                                  Income Funds; Secretary, Neuberger & Berman
                                  Income Trust; Secretary, Neuberger & Berman
                                  Equity Funds; Secretary, Neuberger & Berman
                                  Equity Trust; Secretary, Income Managers
                                  Trust; Secretary, Equity Managers Trust;
                                  Secretary, Global Managers Trust;
                                  Secretary, Neuberger & Berman Equity
                                  Assets.

       Stacy Cooper-Shugrue       Assistant Secretary, Neuberger & Berman
       Assistant Vice             Advisers Management Trust (Delaware
       President,                 business trust); Assistant Secretary,
       N&B Management             Advisers Managers Trust; Assistant
                                  Secretary, Neuberger & Berman Advisers
                                  Management Trust (Massachusetts business
                                  trust) (1); Assistant Secretary,
                                  Neuberger & Berman Income Funds; Assistant
                                  Secretary, Neuberger & Berman Income Trust;
                                  Assistant Secretary, Neuberger & Berman
                                  Equity Funds; Assistant Secretary,
                                  Neuberger & Berman Equity Trust; Assistant
                                  Secretary, Income Managers Trust; Assistant
                                  Secretary, Equity Managers Trust; Assistant
                                  Secretary, Global Managers Trust; Assistant
                                  Secretary, Neuberger & Berman Equity
                                  Assets.






       NAME                       BUSINESS AND OTHER CONNECTIONS
       -------------------        ------------------------------

       Robert Cresci              Assistant Portfolio Manager, BNP-N&B Global
       Assistant Vice             Asset Management L.P. (joint venture of
       President,                 Neuberger & Berman and Banque Nationale de
       N&B Management             Paris) (2); Assistant Portfolio Manager,
                                  Vontobel (Swiss bank) (3).

       Stanley Egener             Chairman of the Board and Trustee,
       President and Director,    Neuberger & Berman Advisers Management
       N&B Management; General    Trust (Delaware business trust); Chairman
       Partner, Neuberger &       of the Board and Trustee, Advisers Managers
       Berman                     Trust; Chairman of the Board and Trustee,
                                  Neuberger & Berman Advisers Management
                                  Trust (Massachusetts business trust) (1);
                                  Chairman of the Board and Trustee,
                                  Neuberger & Berman Income Funds; Chairman
                                  of the Board and Trustee, Neuberger &
                                  Berman Income Trust; Chairman of the Board
                                  and Trustee, Neuberger & Berman Equity
                                  Funds; Chairman of the Board and Trustee,
                                  Neuberger & Berman Equity Trust; Chairman
                                  of the Board and Trustee, Income Managers
                                  Trust; Chairman of the Board and Trustee,
                                  Equity Managers Trust; Chairman of the
                                  Board and Trustee, Global Managers Trust;
                                  Chairman of the Board and Trustee,
                                  Neuberger & Berman Equity Assets.

       Theodore P. Giuliano       Executive Vice President and Trustee,
       Vice President, N&B        Neuberger & Berman Income Funds (5);
       Management (4); General    Executive Vice President and Trustee,
       Partner, Neuberger &       Neuberger & Berman Income Trust (5);
       Berman                     Executive Vice President and Trustee,
                                  Income Managers Trust (5).

       Theresa A. Havell          President and Trustee, Neuberger & Berman
       Vice President and         Income Funds; President and Trustee,
       Director, N&B              Neuberger & Berman Income Trust; President
       Management;                and Trustee, Income Managers Trust
       General Partner,
       Neuberger & Berman






       NAME                       BUSINESS AND OTHER CONNECTIONS
       -------------------        ------------------------------

       C. Carl Randolph           Assistant Secretary, Neuberger & Berman
       General Partner,           Advisers Management Trust (Delaware
       Neuberger & Berman         business trust); Assistant Secretary,
                                  Advisers Managers Trust; Assistant
                                  Secretary, Neuberger & Berman Advisers
                                  Management Trust (Massachusetts business
                                  trust) (1); Assistant Secretary,
                                  Neuberger & Berman Income Funds; Assistant
                                  Secretary, Neuberger & Berman Income Trust;
                                  Assistant Secretary, Neuberger & Berman
                                  Equity Funds; Assistant Secretary,
                                  Neuberger & Berman Equity Trust; Assistant
                                  Secretary, Income Managers Trust; Assistant
                                  Secretary, Equity Managers Trust; Assistant
                                  Secretary, Global Managers Trust; Assistant
                                  Secretary, Neuberger & Berman Equity
                                  Assets.

       Felix Rovelli              Senior Vice President-Senior Equity
       Vice President,            Portfolio Manager, BNP-N&B Global Asset
       N&B Management             Management L.P. (joint venture of Neuberger
                                  & Berman and Banque Nationale de Paris)
                                  (2); Portfolio Manager, Vontobel (Swiss
                                  bank) (6).

       Richard Russell            Treasurer, Neuberger & Berman Advisers
       Vice President,            Management Trust (Delaware business trust);
       N&B Management             Treasurer, Advisers Managers Trust;
                                  Treasurer, Neuberger & Berman Advisers
                                  Management Trust (Massachusetts business
                                  trust) (1); Treasurer, Neuberger & Berman
                                  Income Funds; Treasurer, Neuberger & Berman
                                  Income Trust; Treasurer, Neuberger & Berman
                                  Equity Funds; Treasurer, Neuberger & Berman
                                  Equity Trust; Treasurer, Income Managers
                                  Trust; Treasurer, Equity Managers Trust;
                                  Treasurer, Global Managers Trust;
                                  Treasurer, Neuberger & Berman Equity
                                  Assets.

       Susan Switzer              Portfolio Manager, Mitchell Hutchins Asset
       Assistant Vice             Management Inc. (7).
       President,
       N&B Management






       NAME                       BUSINESS AND OTHER CONNECTIONS
       -------------------        ------------------------------

       Daniel J. Sullivan         Vice President, Neuberger & Berman Advisers
       Senior Vice President,     Management Trust (Delaware business trust);
       N&B Management             Vice President, Advisers Managers Trust;
                                  Vice President, Neuberger & Berman Advisers
                                  Management Trust (Massachusetts business
                                  trust) (1); Vice President, Neuberger &
                                  Berman Income Funds; Vice President,
                                  Neuberger & Berman Income Trust; Vice
                                  President, Neuberger & Berman Equity Funds;
                                  Vice President, Neuberger & Berman Equity
                                  Trust; Vice President, Income Managers
                                  Trust; Vice President, Equity Managers
                                  Trust; Vice President, Global Managers
                                  Trust; Vice President, Neuberger & Berman
                                  Equity Assets.

       Michael J. Weiner          Vice President, Neuberger & Berman Advisers
       Senior Vice President,     Management Trust (Delaware business trust);
       N&B Management             Vice President, Advisers Managers Trust;
                                  Vice President, Neuberger & Berman Advisers
                                  Management Trust (Massachusetts business
                                  trust) (1); Vice President, Neuberger &
                                  Berman Income Funds; Vice President,
                                  Neuberger & Berman Income Trust; Vice
                                  President, Neuberger & Berman Equity Funds;
                                  Vice President, Neuberger & Berman Equity
                                  Trust; Vice President, Income Managers
                                  Trust; Vice President, Equity Managers
                                  Trust; Vice President, Global Managers
                                  Trust; Vice President, Neuberger & Berman
                                  Equity Assets.

       Lawrence Zicklin           President and Trustee, Neuberger & Berman
       Director, N&B              Advisers Management Trust (Delaware
       Management;                business trust); President and Trustee,
       General Partner,           Advisers Managers Trust; President and
       Neuberger & Berman         Trustee, Neuberger & Berman Advisers
                                  Management Trust (Massachusetts business
                                  trust) (1); President and Trustee,
                                  Neuberger & Berman Equity Funds; President
                                  and Trustee, Neuberger & Berman Equity
                                  Trust; President and Trustee, Equity
                                  Managers Trust; President, Global Managers
                                  Trust; President and Trustee, Neuberger &
                                  Berman Equity Assets






              The principal address of  N&B Management, Neuberger & Berman, BNP-
     N&B Global  Asset Management L.P. and  of each of  the investment companies
     named above,  is  605 Third  Avenue,  New York,  New  York  10158.    Other
     addresses to be provided by amendment.
     _______________________________

     (1)      Until April 30, 1995.
     (2)      Until October 31, 1995.
     (3)      Until May 1994.
     (4)      Until November 4, 1994.
     (5)      Until June 22, 1994.
     (6)      Until April 1994.
     (7)      Until 1994.

     Item 29.         Principal Underwriters.
                      ----------------------

              (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies and any series thereof:

                      Neuberger & Berman Advisers Management Trust
                      Neuberger & Berman Equity Assets
                      Neuberger & Berman Equity Funds
                      Neuberger & Berman Equity Trust
                      Neuberger & Berman Income Trust

                      N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

              (b)     Set  forth below is  information concerning  the directors
     and
     officers  of  the  Registrant's  principal  underwriter.     The  principal
     business address  of each of  the persons listed  is 605 Third Avenue,  New
     York, New York 10158-0180,  which is also the  address of the  Registrant's principal underwriter.



                               POSITIONS AND OFFICES              POSITIONS AND OFFICES WITH
       NAME                    WITH UNDERWRITER                   REGISTRANT
                                                                  --------------------------

       Claudia A. Brandon      Vice President                     Secretary

       Patrick T. Byrne        Assistant Vice President           None

       Richard A. Cantor       Chairman of the Board and          None
                               Director
       Robert Conti            Treasurer                          None







                               POSITIONS AND OFFICES              POSITIONS AND OFFICES WITH
       NAME                    WITH UNDERWRITER                   REGISTRANT
                                                                  --------------------------

       Stacy Cooper-Shugrue    Assistant Vice President           Assistant Secretary
       Robert Cresci           Assistant Vice President           None

       William Cunningham      Vice President                     None

       Barbara DiGiorgio       Assistant Vice President           None
       Roberta D'Orio          Assistant Vice President           None

       Stanley Egener          President and Director             Chairman of the Board of
                                                                  Trustees (Chief Executive
                                                                  Officer)
       Joseph G. Galli         Assistant Vice President           None

       Robert I. Gendelman     Assistant Vice President           None

       Mark R. Goldstein       Vice President                     None
       Farha-Joyce Haboucha    Vice President                     None

       Theresa A. Havell       Vice President and Director        None
       Leslie Holliday-Soto    Assistant Vice President           None

       Jody L. Irwin           Assistant Vice President           None

       Michael M. Kassen       Vice President                     None
       Irwin Lainoff           Director                           None

       Michael Lamberti        Vice President                     None
       Josephine Mahaney       Vice President                     None

       Carmen G. Martinez      Assistant Vice President           None

       Lawrence Marx III       Vice President                     None
       Ellen Metzger           Vice President and Secretary       None

       Paul Metzger            Assistant Vice President           None
       Janet W. Prindle        Vice President                     None

       Felix Rovelli           Vice President                     None

       Richard Russell         Vice President                     Treasurer (Principal
                                                                  Accounting Officer)
       Marvin C. Schwartz      Director                           None

       Kent C. Simons          Vice President                     None
       Frederick B. Soule      Vice President                     None

       Susan Switzer           Assistant Vice President           None

       Daniel J. Sullivan      Senior Vice President              Vice President







                               POSITIONS AND OFFICES              POSITIONS AND OFFICES WITH
       NAME                    WITH UNDERWRITER                   REGISTRANT
                                                                  --------------------------

       Peter E. Sundman        Senior Vice President              None
       Andrea Trachtenberg     Vice President of Marketing        None

       Judith M. Vale          Vice President                     None

       Clara Del Villar        Vice President                     None
       Susan Walsh             Assistant Vice President           None

       Michael J. Weiner       Senior Vice President              Vice President
                                                                  (Principal Financial
                                                                  Officer)
       Celeste Wischerth       Assistant Vice President           None

       Thomas Wolfe            Vice President                     None

       Lawrence Zicklin        Director                           Trustee and President

              (c)     No  commissions   or  other   compensation  were  received
     directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.


     Item 30.         Location of Accounts and Records.

                      All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

     Item 31.         Management Services

                      Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

     Item 32.         Undertakings

                      Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN INCOME FUNDS has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 22nd day of February, 1996.

                                       NEUBERGER & BERMAN INCOME FUNDS


                                       By: /s/ Stanley Egener
                                           ---------------------------
                                           Stanley Egener
                                           Chairman of the Board

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 has been signed below by the following persons in the capacities and on the date indicated.

       Signature                    Title                      Date
       ---------                    -----                      ----


       /s/ Charles De Carlo*        Trustee                    February 22, 1996
       ---------------------
       Charles DeCarlo



       /s/ Stanley Egener           Chairman of the Board      February 22, 1996
       ----------------------       of Trustee (Chief
       Stanley Egener               Executive Officer)



                                    Trustee                    February 22, 1996
       ----------------------
       John Cannon



       /s/ Theresa A. Havell        President and Trustee      February 22, 1996
       ----------------------
       Theresa A. Havell

                            (signatures continued on next page)






       Signature                    Title                      Date
       ---------                    -----                      ----

       /s/ Barry Hirsch*            Trustee                    February 22, 1996
       ----------------------
       Barry Hirsch



       /s/ Robert A. Kavesh*        Trustee                    February 22, 1996
       ---------------------
       Robert A. Kavesh



                                    Trustee                    February 22, 1996
       ---------------------
       Harold R. Logan



       /s/ William E. Rulon*        Trustee                    February 22, 1996
       ---------------------
       William E. Rulon



                                    Trustee                    February 22, 1996
       -----------------------
       Candace L. Straight



       /s/ Michael J. Weiner        Vice President             February 22, 1996
       -----------------------      (Principal Financial
       Michael J. Weiner            Officer)



       /s/ Richard Russell          Treasurer (Principal       February 22, 1996
       -----------------------      Accounting Officer)
       Richard Russell


     * Signatures affixed by Dana L. Platt pursuant to a power of attorney dated June 24, 1993, and filed herewith.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, INCOME MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 21 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 22nd day of February, 1996.


                                       INCOME MANAGERS TRUST


                                       By: /s/ Stanley Egener
                                           ------------------------
                                           Stanley Egener
                                           Chairman of the Board


              Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 21 has been signed below by the following persons in the capacities and on the date indicated.

       Signature                    Title                      Date
       ---------                    -----                      ----


       /s/ Charles De Carlo*        Trustee                    February 22, 1996
       ---------------------
       Charles DeCarlo



       /s/ Stanley Egener           Chairman of the Board      February 22, 1996
       ----------------------       of Trustee (Chief
       Stanley Egener               Executive Officer)



                                    Trustee                    February 22, 1996
       ----------------------
       John Cannon

                            (signatures continued on next page)






       Signature                    Title                      Date
       ---------                    -----                      ----

       /s/ Theresa A. Havell        President and Trustee      February 22, 1996
       ----------------------
       Theresa A. Havell



       /s/ Barry Hirsch*            Trustee                    February 22, 1996
       ----------------------
       Barry Hirsch



       /s/ Robert A. Kavesh*        Trustee                    February 22, 1996
       ---------------------
       Robert A. Kavesh



       /s/ Harold R. Logan*         Trustee                    February 22, 1996
       ---------------------
       Harold R. Logan



       /s/ William E. Rulon*        Trustee                    February 22, 1996
       ---------------------
       William E. Rulon



       /s/ Candace L. Straight*     Trustee                    February 22, 1996
       -----------------------
       Candace L. Straight



       /s/ Michael J. Weiner        Vice President             February 22, 1996
       -----------------------      (Principal Financial
       Michael J. Weiner            Officer)



       /s/ Richard Russell          Treasurer (Principal       February 22, 1996
       -----------------------      Accounting Officer)
       Richard Russell

     * Signatures affixed by Dana L. Platt pursuant to a power of attorney dated December 20, 1994, and filed herewith.

                                  POWER OF ATTORNEY
                                  -----------------

              NEUBERGER & BERMAN INCOME FUNDS, a Delaware business trust (the "Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Theresa A. Havell, Michael J. Weiner, Richard M. Phillips, Alan R. Dynner and Dana L. Platt (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, any registration statements on Form N-14, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of the Beneficial Interest of the Trust, any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

              IN WITNESS WHEREOF, NEUBERGER & BERMAN INCOME FUNDS has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands and seals this 24th day of June, 1993.

                                       NEUBERGER & BERMAN INCOME FUNDS


                                       By:  /s/ Theresa A. Havell
                                            ----------------------------
                                            Theresa A. Havell, President

     [SEAL]

     ATTEST:

     /s/ Claudia A. Brandon
     -----------------------------
     Claudia A. Brandon,
     Secretary

                         [Signatures Continued on Next Page]

                     Signature                         Title
                     ---------                         -----

       /s/ Stanley Egener                     Chairman of the Board, Chief
       ________________________               Executive Officer, and
       Stanley Egener                         Trustee


       /s/ Theresa A. Havell                  President and Trustee
       ________________________
       Theresa A. Havell


       ------------------------               Executive Vice President and
       Theodore P. Giuliano (Crossed Out)     Trustee (Crossed Out)
                                              (Resigned)

       /s/ Michael J. Weiner                  Vice President and Principal
       ------------------------               Financial Officer
       Michael J. Weiner


       /s/ Richard Russell                    Treasurer and Principal
       ------------------------               Accounting Officer
       Richard Russell


       /s/ Claudia A. Brandon                 Secretary
       ------------------------
       Claudia A. Brandon


       /s/ Charles DeCarlo                    Trustee
       ------------------------
       Charles DeCarlo


       ------------------------               Trustee (Crossed Out)
       A. Leon Ferguson (Crossed Out)         (Retired)


       ------------------------               Trustee (Crossed Out)
       Ann Maynard Gray (Crossed Out)         (Retired)


                        [Signatures Continued on Next Page]

                     Signature                         Title
                     ---------                         -----

       /s/ Barry Hirsch                       Trustee
       ------------------------
       Barry Hirsch


       ------------------------               Trustee (Crossed Out)
       Leslie A. Jacobson (Crossed Out)       (Resigned)


       /s/ Robert A. Kavesh                   Trustee
       ------------------------
       Robert A. Kavesh


                                              Trustee
       ------------------------
       Harold R. Logan


       /s/ William E. Rulon                   Trustee
       ------------------------
       William E. Rulon


       ------------------------               Trustee (Crossed Out)
       Herbert R. Silverman (Crossed Out)     (Resigned)


                                              Trustee
       ------------------------
       Candace L. Straight

                                  POWER OF ATTORNEY
                                  -----------------

              INCOME MANAGERS TRUST, a New York trust (the "Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Theresa A. Havell, Michael J. Weiner, Alan R. Dynner, Richard M. Phillips, Dana L. Platt, and Arthur C. Delibert (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Registration Statements of the Trust and any "feeder fund" on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, and any registration statements on Form N-14, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of interests in the Trust, any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

              IN WITNESS WHEREOF, INCOME MANAGERS TRUST has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands and seals this 20th day of December, 1994.

                                       INCOME MANAGERS TRUST


                                       By:  /s/ Theresa A. Havell
                                           --------------------------------
                                            Theresa A. Havell, President

     [SEAL]

     ATTEST:

     /s/ Claudia A. Brandon
     ______________________________
     Claudia A. Brandon,
     Secretary

                         [Signatures Continued on Next Page]

                    Signature                             Title
                    ---------                             -----

       /s/ Stanley Egener                   Chairman of the Board, Chief
       ________________________             Executive Officer, and Trustee
       Stanley Egener


       /s/ Theresa A. Havell                President and Trustee
       ________________________
       Theresa A. Havell


       /s/ Michael J. Weiner                Vice President and Principal
       ------------------------             Financial Officer
       Michael J. Weiner


       /s/ Richard Russell                  Treasurer and Principal
       ------------------------             Accounting Officer
       Richard Russell


       /s/ Claudia A. Brandon               Secretary
       ------------------------
       Claudia A. Brandon


       /s/ Charles DeCarlo                  Trustee
       ------------------------
       Charles DeCarlo


       ------------------------             Trustee (Retired)
       A. Leon Fergenson (Crossed Out)


       ______________________________       Trustee
       John Cannon


       /s/Barry Hirsch                      Trustee
       ------------------------
       Barry Hirsch


       ------------------------             Trustee (Crossed Out)
       Leslie A. Jacobson (Crossed Out)

                        [Signatures Continued on Next Page]

                    Signature                             Title
                    ---------                             -----

       /s/ Robert A. Kavesh                 Trustee
       ------------------------
       Robert A. Kavesh


       /s/ Harold R. Logan                  Trustee
       ------------------------
       Harold R. Logan


       /s/ William E. Rulon                 Trustee
       ------------------------
       William E. Rulon


       ------------------------             Trustee (Retired)
       Herbert R. Silverman (Crossed Out)

       /s/ Candace L. Straight              Trustee
       ______________________________
       Candace L. Straight

                           NEUBERGER & BERMAN INCOME FUNDS
                    POST-EFFECTIVE AMENDMENT NO. 21 ON FORM N-1A

                                  INDEX TO EXHIBITS

                                                                            Sequentially
       Exhibit                         Description                            Numbered
       Number                                                                   Page
       -------       ---------------------------------------------           -----------

       (1)           (a)     Certificate of Trust.  Filed herewith.             ____

                     (b)     Trust Instrument of Neuberger & Berman             ____
                             Income Funds.  Filed herewith.

                     (c)     Schedule A - Current Series of                     ____
                             Neuberger & Berman Income Funds.
                             Filed herewith.
       (2)           By-Laws of Neuberger & Berman Income Funds.                ____
                     Filed herewith.

       (3)           Voting Trust Agreement.  None.                             N.A.
       (4)           Specimen Share Certificate.  None.                         N.A.

       (5)           (a)     (i)      Management Agreement Between              ____
                                      Income Managers Trust and
                                      Neuberger & Berman Management
                                      Incorporated.  Filed
                                      herewith.

                             (ii)     Schedule A - Portfolios of                ____
                                      Income Managers Trust
                                      Currently Subject to the
                                      Management Agreement.  Filed
                                      herewith.
                             (iii)    Schedule B - Schedule of                  ____
                                      Compensation Under the
                                      Management Agreement.  Filed
                                      herewith.

                     (b)     (i)      Sub-Advisory Agreement                    ____
                                      Between Neuberger & Berman
                                      Management Incorporated and
                                      Neuberger & Berman, L.P. with
                                      Respect to Income Managers
                                      Trust.  Filed herewith.






                                                                            Sequentially
       Exhibit                         Description                            Numbered
       Number                                                                   Page
       -------       ---------------------------------------------           -----------

                             (ii)     Schedule A - Portfolios of                ____
                                      Income Managers Trust
                                      Currently Subject to the Sub-
                                      Advisory Agreement.  Filed
                                      herewith.
       (6)           (a)     Distribution Agreement Between                     ____
                             Neuberger & Berman Income Funds and
                             Neuberger & Berman Management
                             Incorporated.  Filed herewith.

                     (b)     Schedule A - Series of Neuberger &                 ____
                             Berman Income Funds Currently Subject
                             to the Distribution Agreement.  Filed
                             herewith.

       (7)           Bonus, Profit Sharing or Pension Plans.  None.             N.A.
       (8)           (a)     Custodian Contract Between Neuberger &             ____
                             Berman Income Funds and State Street
                             Bank and Trust Company.

                     (b)     Schedule A - Approved Foreign Banking              ____
                             Institutions and Securities
                             Depositories Under the Custodian
                             Contract.  Filed Herewith.
       (9)           (a)     (i)      Transfer Agency Agreement                 ____
                                      Between Neuberger & Berman
                                      Income Funds and State Street
                                      Bank and Trust Company.
                                      Filed Herewith.

                             (ii)     Agreement between Neuberger &             ____
                                      Berman Income Funds and State
                                      Street Bank and Trust Company
                                      Adding Neuberger & Berman New
                                      York Insured Intermediate
                                      Fund as a Portfolio Governed
                                      by the Transfer Agency
                                      Agreement.  Filed herewith.

                             (iii)    First Amendment to Transfer               ____
                                      Agency and Service Agreement
                                      between Neuberger & Berman
                                      Income Funds and State Street
                                      Bank and Trust Company.
                                      Filed herewith.






                                                                            Sequentially
       Exhibit                         Description                            Numbered
       Number                                                                   Page
       -------       ---------------------------------------------           -----------

                     (b)     (i)      Administration Agreement                  ____
                                      Between Neuberger & Berman
                                      Income Funds and Neuberger &
                                      Berman Management
                                      Incorporated.  Filed
                                      herewith.
                             (ii)     Schedule A - Series of                    ____
                                      Neuberger & Berman Income
                                      Funds Currently Subject to
                                      the Administration Agreement.
                                      Filed herewith.

                             (iii)    Schedule B - Schedule of                  ____
                                      Compensation Under the
                                      Administration Agreement.
                                      Filed herewith.

       (10)          Opinion and Consent of Kirkpatrick & Lockhart              N.A.
                     on Securities Matters.  None.
       (11)          Other Opinions, Appraisals, Rulings and                    ____
                     Consents:

                             Consent of Ernst & Young LLP,
                             Independent Auditors.  Filed Herewith.
       (12)          Financial Statements Omitted from Prospectus.              N.A.
                     None.

       (13)          Letter of Investment Intent.  Incorporated by              N.A.
                     Reference to Pre-Effective Amendment No. 1 to
                     the Registration Statement of Neuberger &
                     Berman Multi-Series Fund, Inc., File Nos. 33-
                     19951 and 811-5467.

       (14)          Prototype Retirement Plan.  None.                          N.A.
       (15)          Plan Pursuant to Rule 12b-1.  None.                        N.A.

       (16)          Schedule of Computation Performance                        N.A.
                     Quotations.  Incorporated by Reference to
                     Post-Effective Amendment No. 17 to
                     Registrant's Registration Statement, File Nos.
                     2-85229 and 811-3802.
       (17)          Financial Data Schedule.  Filed herewith.                  ____

       (18)          Plan Pursuant to Rule 18f-3.  None.                        N.A.

